                                                               File No. 33-_____

                            As filed October 22, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      [ ] Pre-Effective Amendment No. _____


                      [ ] Post-Effective Amendment No. ____
                          (Check appropriate box or boxes)


                             Voyageur Insured Funds
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 (800) 523-1918
--------------------------------------------------------------------------------
                        (Area Code and Telephone Number)


                 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)


  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Class A, Class B and Class C shares of beneficial interest, no par value, of Delaware Tax-Free Arizona Insured Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the commission, acting pursuant to such Section 8(a), shall determine.

This Registration Statement contains one Proxy Statement/Prospectus and one Statement of Additional Information for three registrants (each of which offers shares in one or more series). This Registration Statement contains one Part C for the Registrant. Separate Registration Statements, each of which includes the common Proxy Statement/Prospectus and common Statement of Additional Information and includes its own Part C, also are being filed for each of the two other registrants.

Delaware
Investments (SM)
---------------------------------------
A member of Lincoln Financial Group (R)


                         DELAWARE TAX-FREE ARIZONA FUND
                    DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                         DELAWARE TAX-FREE FLORIDA FUND


Dear Shareholder:

         Enclosed is a Notice of a Joint Meeting (the "Meeting") of Shareholders of certain registered investment companies within the Delaware Investments family, including Delaware Tax-Free Arizona Fund (the "Arizona Fund"), Delaware Tax-Free California Insured Fund (the "California Insured Fund"), and Delaware Tax-Free Florida Fund (the "Florida Fund") (each, individually an "Acquired Fund" and, collectively, the "Acquired Funds"). The Meeting has been called for March 15, 2005 at 4:00 p.m., Eastern time, at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055. The accompanying Proxy Statement/Prospectus describes the proposals being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card or by telephone or through the Internet.

                          PLEASE TAKE A MOMENT TO VOTE!

         The Meeting is critically important. You are being asked to approve a Plan of Reorganization that would result in your shares of an Acquired Fund being exchanged for those of another fund in the Delaware Investments Family of Funds (each, individually, an "Acquiring Fund" and, collectively, the "Acquiring Funds"), as indicated in the table below:

           ACQUIRED FUND             CORRESPONDS TO:                ACQUIRING FUND
------------------------------------------------------------------------------------------------
The Arizona Fund, a series of                           Delaware Tax-Free Arizona Insured Fund
Voyageur Mutual Funds                 ------------>     (the "Arizona Insured Fund"), a series
                                                        of Voyageur Insured Funds

The California Insured Fund, a                          Delaware Tax-Free California Fund (the
series of Voyageur Investment Trust   ------------>     "California Fund"), a series of Voyageur
                                                        Mutual Funds

The Florida Fund, a series of                           Delaware Tax-Free Florida Insured Fund
Voyageur Investment Trust             ------------>     (the "Florida Insured Fund"), a series
                                                        of Voyageur Investment Trust

         Each Acquired Fund's investment goal is identical to the investment goal of the corresponding Acquiring Fund, and the investment policies of each Acquired Fund are substantially similar to those of the corresponding Acquiring Fund, as outlined in the attached Proxy Statement/Prospectus. The Acquiring Funds and the Acquired Funds are all managed by Delaware Management Company, a series of Delaware Management Business Trust.

         If the shareholders of an Acquired Fund approve the proposal, the corresponding Acquiring Fund will acquire substantially all of the assets, and assume all of the liabilities, of such Acquired Fund. As a shareholder of the Acquired Fund, you will receive shares of an Acquiring Fund equal in value to your investment in such Acquired Fund. You will no longer be a shareholder of the Acquired Fund and, instead, you will be a shareholder of the corresponding Acquiring Fund.

         The transactions above are being proposed because we believe that, as a result of combining each of the Acquired Funds with the corresponding Acquiring Funds, the shareholders of the Funds could potentially benefit from the growth in assets and cost savings due to economies of scale. In addition, the demand for shares and, thus, asset growth for the Acquired Funds has been low and the projected growth in assets of the Acquired Funds is also not sufficient to continue to offer competitive performance to shareholders over the long term.

         In addition, you are being asked (i) along with the other shareholders in either Voyageur Mutual Funds or Voyageur Investment Trust, as applicable, to elect a Board of Trustees; (ii) if you are a shareholder of the California Insured Fund or the Florida Fund, to approve the redomestication of Voyageur Investment Trust from a Massachusetts business trust to a newly created Delaware statutory trust; and (iii) to approve the use of a "manager of managers structure," which will permit, subject to certain conditions, Delaware Management Company, as the investment manager, to hire and replace subadvisers for a Fund without seeking shareholder approval. Your vote on these three proposals is important even if the reorganizations into the Acquiring Funds, as described above, are approved.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail or by telephone or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

         Thank you for your prompt attention and participation.

                                                        Sincerely,


                                                        Jude T. Driscoll
                                                        Chairman

                         DELAWARE TAX-FREE ARIZONA FUND
                       (A SERIES OF VOYAGEUR MUTUAL FUNDS)

                    DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                         DELAWARE TAX-FREE FLORIDA FUND
                  (EACH A SERIES OF VOYAGEUR INVESTMENT TRUST)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

                     NOTICE OF JOINT MEETING OF SHAREHOLDERS

                          TO BE HELD ON MARCH 15, 2005

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Joint Meeting (the "Meeting") of Shareholders of Delaware Tax-Free Arizona Fund, one series of Voyageur Mutual Funds (the "Arizona Fund"), and Delaware Tax-Free California Insured Fund (the "California Insured Fund") and Delaware Tax-Free Florida Fund (the "Florida Fund"), two series of Voyageur Investment Trust (each, an "Acquired Fund" and collectively, the "Acquired Funds"), has been called by the Boards of Trustees of Voyageur Mutual Funds and Voyageur Investment Trust, respectively, and will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on March 15, 2005 at 4:00 p.m., Eastern time. The Meeting is being called for the following reasons:

     1. To approve the following Plans of Reorganization (includes 3 sub-proposals):

          (a) For shareholders of the Arizona Fund, a Plan of Reorganization between Voyageur Mutual Funds, on behalf of the Arizona Fund, and Voyageur Insured Funds, on behalf of the Delaware Tax-Free Arizona Insured Fund (the "Arizona Insured Fund");

          (b) For shareholders of the California Insured Fund, a Plan of Reorganization between Voyageur Investment Trust, on behalf of the California Insured Fund, and Voyageur Mutual Funds, on behalf of Delaware Tax-Free California Fund (the "California Fund"); and

          (c) For shareholders of Florida Fund, a Plan of Reorganization by Voyageur Investment Trust, on behalf of the Florida Fund and Delaware Tax-Free Florida Insured Fund (the "Florida Insured Fund"),

          which provide for: (i) the acquisition by the Arizona Insured Fund, the California Fund and the Florida Insured Fund (each an "Acquiring Fund") of substantially all of the assets of the corresponding Acquired Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the corresponding Acquired Fund; (ii) the pro rata distribution of shares of the corresponding Acquiring Fund to the shareholders of the corresponding Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Funds.

     2. To elect a Board of Trustees for each of Voyageur Mutual Funds and Voyageur Investment Trust. The nominees for election to the Boards of Trustees are:

                  Jude T. Driscoll          Thomas F. Madison
                  John A. Fry               Janet L. Yeomans
                  Anthony D. Knerr          [Nominee]
                  Ann R. Leven              [Nominee]

     3. For shareholders of the California Insured Fund and the Florida Fund, to approve the redomestication of Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust.

     4. To approve the use of a "manager of managers" structure whereby the investment manager of the Funds will be able to hire and replace subadvisers without shareholder approval.

     5. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     Shareholders of record of the Acquired Funds as of the close of business on December 1, 2004 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL IN THE ENCLOSED POSTAGE-PAID ENVELOPE PROVIDED, OR BY VOTING BY TELEPHONE OR OVER THE INTERNET. YOUR VOTE IS IMPORTANT.

                                           By Order of the Boards of Trustees,



                                           Richelle S. Maestro
                                           Secretary

December __, 2004

     TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU PREFER, YOU MAY INSTEAD VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING, AS PROVIDED IN THE ATTACHED PROXY STATEMENT/PROSPECTUS.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS


                                  [TO BE ADDED]



EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION
EXHIBIT B - FORM OF PLAN OF REORGANIZATION BY VOYAGEUR INVESTMENT TRUST (ON
            BEHALF OF THE FLORIDA AND FLORIDA INSURED FUNDS)
EXHIBIT C - EXECUTIVE OFFICERS OF THE TRUSTS
EXHIBIT D - FORM OF AGREEMENT AND PLAN OF REDOMESTICATION BETWEEN VOYAGEUR
            INVESTMENT TRUST AND DELAWARE INVESTMENTS MUNICIPAL TRUST EXHIBIT E - A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW
EXHIBIT F - PRINCIPAL HOLDER OF SHARES

                           PROXY STATEMENT/PROSPECTUS

                             DATED DECEMBER __, 2004

           ACQUISITION OF THE ASSETS AND ASSUMPTION OF LIABILITIES OF:

    DELAWARE TAX-FREE ARIZONA FUND             DELAWARE TAX-FREE CALIFORNIA INSURED FUND
  (A SERIES OF VOYAGEUR MUTUAL FUNDS)           (A SERIES OF VOYAGEUR INVESTMENT TRUST)

   BY AND IN EXCHANGE FOR SHARES OF                 BY AND IN EXCHANGE FOR SHARES OF

DELAWARE TAX-FREE ARIZONA INSURED FUND             DELAWARE TAX-FREE CALIFORNIA FUND
 (A SERIES OF VOYAGEUR INSURED FUNDS)             (A SERIES OF VOYAGEUR MUTUAL FUNDS)

                         DELAWARE TAX-FREE FLORIDA FUND
                     (A SERIES OF VOYAGEUR INVESTMENT TRUST)

                        BY AND IN EXCHANGE FOR SHARES OF

                     DELAWARE TAX-FREE FLORIDA INSURED FUND
                     (A SERIES OF VOYAGEUR INVESTMENT TRUST)

         This Proxy Statement/Prospectus solicits proxies to be voted at a Meeting (the "Meeting") of Shareholders of certain registered open-end management investment companies within the Delaware Investments Family of Funds (the "Delaware Companies"), including Delaware Tax-Free Arizona Fund, one series of Voyageur Mutual Funds (the "Arizona Fund"), Delaware Tax-Free California Insured Fund (the "California Insured Fund") and Delaware Tax-Free Florida Fund (the "Florida Fund"), two series of Voyageur Investment Trust (the Arizona Fund, the California Insured Fund and the Florida Fund are hereinafter each referred to as an "Acquired Fund" and, collectively, as the "Acquired Funds"). The Meeting has been called by the Board of Trustees of the Voyageur Mutual Funds and Voyageur Investment Trust, respectively, to vote on the following proposals (each of which is described more fully below):

         (1)  To approve Plans of Reorganization;

         (2)  To elect a Board of Trustees;

         (3) To approve an Agreement and Plan of Redomestication (applies to California Insured Fund and Florida Fund only); and

         (4)  To approve the use of a "manager of managers" structure.

         The principal offices of the Delaware Companies are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of Voyageur Mutual Funds and Voyageur Investment Trust by telephone by calling 1-800-523-1918.

         The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on March 15, 2005 at 4:00 p.m., Eastern time. The Boards of Trustees of Voyageur Mutual Funds, on behalf of the Arizona Fund, and Voyageur Investment Trust, on behalf of the California Insured Fund and the Florida Fund, are soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about December [ ], 2004.

         This Proxy Statement/Prospectus gives you the information about an investment in the Delaware Tax-Free Arizona Insured Fund, the Delaware Tax-Free California Fund and the Delaware Tax-Free Florida Insured Fund (collectively, the "Acquiring Funds") and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated December [ ], 2004 (the "Statement of Additional Information"), relating to this Proxy Statement/Prospectus containing more information about the Acquiring Funds, the Acquired Funds (together, the "Funds") and the proposed transactions, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

         The Prospectus of the Funds, dated November 30, 2004 (the "Fund Prospectus") is included with and is considered a part of this Proxy Statement/Prospectus, and is intended to provide you with information about the Acquiring Funds.

         You can request a free copy of the Statement of Additional Information, the Fund Prospectus or the Annual Report to Shareholders of the Funds for the fiscal year ended August 31, 2004 by calling 1-800-523-1918, or by writing to the Delaware Companies at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

         LIKE ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                  WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?

         Not all of the four proposals contained in this Proxy
Statement/Prospectus affect all Acquired Funds. Specifically, not all shareholders will be voting on Proposal 3. The table below indicates which Acquired Fund's shareholders will be voting on the proposals described in this Proxy Statement/Prospectus.

                     PROPOSAL SUMMARY                              FUND WHOSE SHAREHOLDERS ARE ENTITLED TO VOTE
---------------------------------------------------------------------------------------------------------------------
1.  To approve a Plan of Reorganization that provides for:   (a)  Arizona Fund - Plan between Voyageur Mutual Funds,
(i) the acquisition by the Acquiring Fund of substantially   on behalf of Arizona Fund, and Voyageur Insured Funds,
all of the assets of the corresponding Acquired Fund, in     on behalf of Delaware Tax-Free Arizona Insured Fund
exchange for shares of the Acquiring Fund and the
assumption by the Acquiring Fund of the liabilities of the   (b)  California Insured Fund - Plan between Voyageur
corresponding Acquired Fund; (ii) the pro rata               Investment Trust, on behalf of California Insured Fund,
distribution of shares of the Acquiring Fund to the          and Voyageur Mutual Funds, on behalf of Delaware
shareholders of the corresponding Acquired Fund; and (iii)   Tax-Free California Fund
the liquidation and dissolution of the Acquired Funds.
                                                             (c)  Florida Fund - Plan  by Voyageur Investment Trust,
                                                             on behalf of Florida Fund and Delaware Tax-Free Florida
                                                             Insured Fund

2. To Elect Trustees                                         Arizona Fund (voting with all of the other series of
                                                             Voyageur Mutual Funds)

                                                             California Insured and Florida Funds (voting with all
                                                             of the other series of Voyageur Investment Trust)

3.  To approve the redomestication of Voyageur Investment    California Insured Fund and Florida Fund (voting with
Trust from a Massachusetts business trust to a newly         all of the other series of Voyageur Investment Trust)
formed Delaware statutory trust.

4.  To approve the use of a manager of managers structure    Arizona Fund, California Insured Fund and Florida Fund
whereby the investment manager will be able to hire and      (voting separately by Fund)
replace subadvisers without shareholder approval.

PROPOSAL ONE: TO APPROVE A PLAN OF REORGANIZATION (INCLUDES THREE (3) SUB-PROPOSALS):

         Shareholders of each of the Acquired Funds are being asked to consider and approve a Plan of Reorganization (a "Plan") that will have the effect of reorganizing that Acquired Fund with and into a corresponding Acquiring Fund as follows:

SUB-PROPOSAL NO.     ACQUIRED FUND                      CORRESPONDS TO:      ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------
     1(a)            The Arizona Fund, a series of                           The Arizona Insured Fund, a series
                     Voyageur Mutual Funds              -------------->      of Voyageur Insured Funds

     1(b)            The California Insured Fund, a                          The California Fund, a series of
                     series of Voyageur Investment      -------------->      Voyageur Mutual Funds
                     Trust

     1(c)            The Florida Fund, a series of                           The Florida Insured Fund, a series
                     Voyageur Investment Trust          -------------->      of Voyageur Investment Trust

         Each Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund and assumption by the Acquiring Fund of the liabilities of the corresponding Acquired Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the corresponding Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of an Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund you will receive Acquiring Fund shares equal in value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                     SUMMARY

         This is only a summary of certain information contained in this Proposal 1. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plans (attached as Exhibits A and B) and the Fund Prospectus included with this Proxy Statement/Prospectus.

WHAT IS THE PURPOSE OF PROPOSAL 1?

         The Board of Trustees of each of Voyageur Mutual Funds and Voyageur Investment Trust (individually a "Trust" and, together, the "Trusts") approved the Plans for the respective Acquired Funds and recommends that shareholders of each Acquired Fund approve the Plan for that Acquired Fund. If shareholders of an Acquired Fund approve the Plan, substantially all of the Acquired Fund's assets will be transferred to the corresponding Acquiring Fund in exchange for the Acquiring Fund's shares equal in value to the assets of the Acquired Fund and assumed liabilities that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for each Acquired Fund is referred to in this Proxy Statement/Prospectus individually as a "Transaction," and, collectively for all the Acquired Funds, as the "Transactions." In addition, the terms "Fund" or "Funds" means both the Acquired and the Acquiring Funds.

         The Transaction, if approved, will result in your shares of an Acquired Fund being exchanged for an equal value of Acquiring Fund shares of the same class. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the corresponding Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the "Closing Date"), which is currently expected to be in the first half of 2005.

         For the reasons set forth below under "Reasons for the Transaction," the Boards of Trustees of the Trusts have concluded that the Transactions are in the best interests of the respective shareholders of the Acquired Funds. The Boards of Trustees have also concluded that no dilution in value would result to the shareholders of the Acquired Funds as a result of the Transactions.

HOW DO THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS COMPARE?

         Like the Acquired Funds, the Acquiring Funds are mutual funds within the Delaware Investments Family of Funds that are managed by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust. The investment objective of each Acquired Fund is identical to the investment objective of its respective Acquiring Fund. Each Fund's investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax and from the personal income tax in its respective state, as is consistent with preservation of capital. Each Fund's investment objective is fundamental and may not be changed without prior shareholder approval, as described below.

         In addition, the investment strategies and policies of each Acquired Fund are substantially similar, but not identical, to the investment strategies and policies of the corresponding Acquiring Fund. Each Fund seeks to achieve its objective by investing its assets primarily in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and its respective state personal income tax. The principal difference between the investment strategies of each Acquired Fund and its corresponding Acquiring Fund relates to whether a Fund has adopted an investment policy regarding "insured municipal securities." Insured municipal securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions, for which such issuers have obtained insurance for the payment of interest and principal (when due) to the bondholders. This insurance is designed to protect against certain risks (as described below)--it does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund.

         Two of the Acquiring Funds - the Arizona Insured Fund and the Florida Insured Fund - and one of the Acquired Funds - the California Insured Fund - have each adopted a non- fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least 80% of its net assets in insured municipal securities. Neither the Arizona Fund, the Florida Fund (each of which is an Acquired Fund) nor the California Fund (which is an Acquiring Fund) has adopted such an investment policy. The Arizona Insured Fund, the Florida Insured Fund, and the California Insured Fund are collectively referred hereinafter to as "Insured Funds" and the Arizona Fund, the Florida Fund and the California Fund are collectively referred to hereinafter as "Non-Insured Funds." The Non-Insured Funds, however, may invest without limitation in insured municipal securities. Notwithstanding the difference between the Acquired Funds and the Acquiring Funds due to the non-fundamental policies described above, DMC historically has managed the portfolios of the Insured Funds and the Non-Insured Funds in a substantially similar manner with respect to investments in insured municipal securities.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives, Policies and Risks."

WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective. Investments in the Funds involve risks associated with changes in interest rates, market conditions, industry conditions and the financial strengths of issuers of the portfolio securities held by a Fund. The risks associated with an investment in an Acquired Fund are identical to the risks associated with an investment in the corresponding Acquiring Fund. However, to the extent that an Insured Fund invests more of its assets in insured municipal securities as compared to its corresponding Non-Insured Fund, the Insured Fund may be subject to less credit risk because the payment of interest and principal with respect to such insured municipal securities are insured by an insurance company. There is no assurance, however, that an insurance company will meet its obligations with respect to the insured municipal securities.

         Also, all of the Funds are considered to be "non-diversified," meaning that they invest more of their assets in a fewer number of issuers than diversified funds. Accordingly, to the extent that a Fund invests its assets in fewer issuers as compared to a diversified fund, the value of the Fund's shares may experience greater increases or decreases in value than if the Fund were diversified.

         For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives, Policies and Risks."

WHAT ARE THE GENERAL TAX CONSEQUENCES OF A TRANSACTION?

         It is expected that shareholders of an Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the corresponding Acquiring Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transactions - What are the tax consequences of the Transactions?"

WHO MANAGES THE FUNDS?

         The management of the business and affairs of each Fund is the responsibility of the Board of Trustees of the applicable Trust. The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

         DMC manages the assets of each of the Funds and makes each Fund's investment decisions. DMC is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of September 30, 2004, DMC and its affiliates within Delaware Investments were managing in the aggregate more than $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         THE FLORIDA FUNDS. Patrick P. Coyne, M. L. Conery and Joseph R. Baxter have primary responsibility for making the day-to-day investment decisions for the Florida Fund and the Florida Insured Fund.

         Mr. Coyne and M. L. Conery assumed joint responsibility for the Florida Fund and the Florida Insured Fund on May 1, 1997. Mr. Baxter became a co-portfolio manager for the Florida Fund and the Florida Insured Fund on May 22, 2003.

         Patrick P. Coyne, Senior Vice President/Deputy Chief Investment Officer
- Fixed Income, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

         M. L. Conery, Vice President/Senior Portfolio Manager, holds a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. Before joining Delaware Investments in January 1997, M. L. Conery served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

         Joseph R. Baxter, Vice President/Portfolio Manager, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

         THE ARIZONA AND CALIFORNIA FUNDS. Andrew M. McCullagh, Jr., Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for the Arizona Fund, the Arizona Insured Fund, the California Fund and the California Insured Fund. He has been managing these Funds since their inception. Mr. McCullagh is a graduate of Washington College and has a Graduate Certificate in Public Finance from the University of Michigan. Prior to joining Delaware Investments in __________, he served as a Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh currently has over 29 years' experience in municipal bond trading, underwriting and portfolio management.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTIONS?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year ended August 31, 2004. In connection with the Transactions, DMC has agreed contractually to waive its fees and/or pay expenses of the Funds for the period beginning November 1, 2004 through March 31, 2006 to the extent necessary to limit the total operating expenses of each Fund to the median level of that Fund's peer group as determined by Lipper, Inc. This arrangement is estimated to result in lower total operating expenses for the Acquiring Funds after the Transactions.


                                 FEE TABLES FOR
                  THE ARIZONA FUND AND THE ARIZONA INSURED FUND

A.  CLASS A SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                                Arizona Insured
                                                        Arizona Fund -     Arizona Insured       Fund - Class A
                                                            Class A         Fund - Class A     After Transaction
                                                        --------------     ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           4.50%               4.50%               4.50%
 Maximum Contingent Deferred Sales Charge
    (Load) imposed on redemptions (as a
    percentage of original purchase price or
    redemption price, whichever is lower).........           None(1)             None(1)             None(1)


ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
       Management Fees............................           0.55%               0.50%               0.50%
       Distribution and Service (12b-1) Fees......           0.25%               0.25%               0.25%
       Other Expenses.............................           0.19%               0.15%               0.14%
       Total Annual Fund Operating Expenses.......           0.99%               0.90%               0.99%
                                                             -----               -----               -----
       Fee Waiver/Expense Reimbursement(2)........          (0.24%)              0.00%              (0.09%)
       Net Expenses...............................           0.75%               0.90%               0.80%
                                                             -----               -----               -----

B.  CLASS B SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                               Arizona Insured
                                                        Arizona Fund -     Arizona Insured      Fund - Class B
                                                            Class B         Fund - Class B     After Transaction
                                                        --------------     ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
     Imposed on Purchases (as a percentage of
     offering price)..............................           None                None                None
 Maximum Contingent Deferred Sales Charge
    (Load) imposed on redemptions (as a
    percentage of original purchase price or
    redemption price, whichever is lower)..........          4.00%(3)            4.00%(3)            4.00%(3)



ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
       Management Fees............................           0.55%               0.50%               0.50%
       Distribution and Service (12b-1) Fees......           1.00%               1.00%               1.00%
       Other Expenses.............................           0.19%               0.15%               0.14%
       Total Annual Fund Operating Expenses.......           1.74%               1.65%               1.64%
                                                             -----               -----               -----
       Fee Waiver/Expense Reimbursement(2)........          (0.24%)              0.00%              (0.09%)
       Net Expenses...............................           1.50%               1.65%               1.55%
                                                             -----               -----               -----


C.  CLASS C SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                               Arizona Insured
                                                        Arizona Fund -     Arizona Insured      Fund - Class C
                                                            Class C         Fund - Class C     After Transaction
                                                        --------------     ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None                None                None
 Maximum Deferred Sales Charge (Load)
    imposed on redemptions (as a percentage of
    original purchase price or redemption price,
    whichever is lower)...........................          1.00%(4)            1.00%(4)            1.00%(4)

ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
   Management Fees................................           0.55%               0.50%               0.50%
   Distribution and Service (12b-1) Fees..........           1.00%               1.00%               1.00%
   Other Expenses.................................           0.19%               0.15%               0.14%
   Total Annual Fund Operating Expenses...........           1.74%               1.65%               1.64%
                                                             -----               -----               -----
   Fee Waiver/Expense Reimbursement(2)............          (0.24%)              0.00%             (0.097%)
   Net Expenses...................................           1.50%               1.65%               1.55%
                                                             -----               -----               -----

(1) A purchase of Class A shares of $1 million of more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase.
(2) DMC has contracted to waive its fee and/or pay expenses of each Fund through October 31, 2004, to the extent necessary to limit the total operating expenses (excluding 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.50% of average daily net assets of the Arizona Fund and 0.70% of average daily net assets of the Arizona Insured Fund. Beginning November 1, 2004 and through March 31, 2006, DMC has contracted to waive its fee and/or pay expenses of each Fund for such period to the extent necessary to limit the total operating expenses of each Fund to the median level of the Fund's peer group, as determined by Lipper, Inc.
(3) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the forth and fifth years, 1.00% during the sixth year and 0% thereafter until they convert to Class A shares.
(4) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

EXAMPLES

         These examples are intended to help you compare the costs of investing in Arizona Fund shares with the cost of investing in Arizona Insured Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of the Arizona Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Arizona Fund and the Arizona Insured Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) This is an example only and does not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Arizona Fund                                             $523           $728            $950            $1,588
Arizona Insured Fund                                     $538           $724            $926            $1,508
Pro forma Arizona Insured Fund (after the Transaction)   $528           $712            $912            $1,489


Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Arizona Fund                                             $553           $750           $1,071           $1,833
Arizona Insured Fund                                     $568           $745           $1,047           $1,754
Pro forma Arizona Insured Fund (after the Transaction)   $558           $733           $1,033           $1,736


Class C Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          -----         -------         -------          --------
Arizona Fund                                             $253           $525            $921            $2,032
Arizona Insured Fund                                     $268           $520            $897            $1,955
Pro forma Arizona Insured Fund (after the Transaction)   $258           $508            $883            $1,936

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Arizona Fund                                             $153           $525            $921            $1,833
Arizona Insured Fund                                     $168           $520            $897            $1,754
Pro forma Arizona Insured Fund (after the Transaction)   $158           $503            $883            $1,736


Class C Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Arizona Fund                                             $153           $525            $921            $2,032
Arizona Insured Fund                                     $168           $520            $897            $1,955
Pro forma Arizona Insured Fund (after the Transaction)   $158           $508            $883            $1,936


(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with fee waivers and expense limits for the period through March 31, 2006 and the total operating expenses without the fee waivers and expense limits for the period commencing April 1, 2006 through year 10.

(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expense of the Class A shares.


         THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

                                 FEE TABLES FOR
               THE CALIFORNIA INSURED FUND AND THE CALIFORNIA FUND

A.  CLASS A SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                               California Fund -
                                                      California Insured   California Fund       Class A After
                                                        Fund - Class A         - Class A          Transaction
                                                      ------------------   ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           4.50%               4.50%               4.50%
 Maximum Contingent Deferred Sales Charge
   (Load) imposed on redemptions (as a
    percentage of original purchase price or
    redemption price, whichever is lower).........           None(1)             None(1)             None(1)

ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
       Management Fees............................           0.50%               0.55%               0.55%
       Distribution and Service (12b-1) Fees......           0.25%               0.25%               0.25%
       Other Expenses.............................           0.16%               0.16%               0.15%
       Total Annual Fund Operating Expenses.......           0.91%               0.96%               0.95%
                                                             -----               -----               -----
       Fee Waiver/Expense Reimbursement(2)........           0.00%              (0.46%)             (0.02%)
       Net Expenses...............................           0.91%               0.50%               0.93%
                                                             -----               -----               -----

B.  CLASS B SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                               California Fund -
                                                      California Insured   California Fund       Class B After
                                                        Fund - Class B         - Class B          Transaction
                                                      ------------------   ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
     Imposed on Purchases (as a percentage of
     offering price)..............................           None                None                None
 Maximum Contingent Deferred Sales Charge
    (Load) imposed on redemptions (as a
    percentage of original purchase price or
    redemption price, whichever is lower).........          4.00%(3)            4.00%(3)            4.00%(3)


ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
       Management Fees............................          0.50%               0.55%               0.55%
       Distribution and Service (12b-1) Fees......          1.00%               1.00%               1.00%
       Other Expenses.............................          0.16%               0.16%               0.15%
       Total Annual Fund Operating Expenses.......          1.66%               1.71%               1.70%
                                                            -----               -----               -----
       Fee Waiver/Expense Reimbursement(2)........          0.00%              (0.46%)             (0.02%)
       Net Expenses...............................          1.66%               1.25%               1.68%
                                                            -----               -----               -----




C.  CLASS C SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                          California                          California Fund -
                                                        Insured Fund -     California Fund       Class C After
                                                            Class C            - Class C          Transaction
                                                        --------------     ---------------    -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None                None                None
 Maximum Deferred Sales Charge (Load)
    imposed on redemptions (as a percentage of
    original purchase price or redemption price,
    whichever is lower)...........................          1.00%(4)            1.00%(4)            1.00%(4)


ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
   Management Fees................................          0.50%               0.55%               0.55%
   Distribution and Service (12b-1) Fees..........          1.00%               1.00%               1.00%
   Other Expenses.................................          0.16%               0.16%               0.15%
   Total Annual Fund Operating Expenses...........          1.66%               1.71%               1.70%
                                                            -----               -----               -----
   Fee Waiver/Expense Reimbursement(2)............          0.00%              (0.46%)             (0.02%)
   Net Expenses...................................          1.66%               1.25%               1.68%
                                                            -----               -----               -----


(1) A purchase of Class A shares of $1 million of more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase.

(2) DMC has contracted to waive its fee and/or pay expenses of each Fund through October 31, 2004, to the extent necessary to limit the total operating expenses (excluding 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets of the California Insured Fund. DMC has voluntarily agreed to waive its fees and/or pay expenses until such time as the waiver is revoked in order to prevent total operating expenses (excluding 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.25% of average daily net assets of the California Fund. The fees and expenses shown in the table above do not reflect DMC's voluntary fee waiver and expense cap for the California Fund. The following table shows operating expenses of the California Fund as of August 31, 2004, taking into account DMC's voluntary fee waivers and payments:

   Management Fees................................           [ ]
   Distribution and Service (12b-1) Fees..........           [ ]
   Other Expenses.................................           [ ]
   Total Annual Fund Operating Expenses...........           [ ]
   Fee Waiver/Expense Reimbursement(2)............           [ ]
   Net Expenses...................................           [ ]

   Beginning November 1, 2004 and through March 31, 2006, DMC has contracted to waive its fee and/or pay expenses of each Fund for such period to the extent necessary to limit the total operating expenses of each Fund to the median level of the Fund's peer group, as determined by Lipper, Inc.

(3) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the forth and fifth years, 1.00% during the sixth year and 0% thereafter until they convert to Class A shares.

(4) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

EXAMPLES

         These examples are intended to help you compare the costs of investing in the California Insured Fund shares with the cost of investing in the California Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of the California Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the California Insured Fund and the California Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) This is an example only and does not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
California Insured Fund                                  $539           $727            $931            $1,519
California Fund                                          $499           $698            $914            $1,535
Pro forma California Fund (after the Transaction)        $542           $735            $943            $1,543

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
California Insured Fund                                  $569           $748           $1,052           $1,766
California Fund                                          $527           $719           $1,035           $1,781
Pro forma California Fund (after the Transaction)        $571           $759           $1,071           $1,802

Class C Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
California Insured Fund                                  $263           $523            $902            $1,965
California Fund                                          $227           $494            $885            $1,981
Pro forma California Fund (after the Transaction)        $271           $534            $921            $2,007



You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
California Insured Fund                                  $169           $523            $902            $1,766
California Fund                                          $127           $494            $885            $1,781
Pro forma California Fund (after the Transaction)        $171           $534            $921            $1,802

Class C Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
California Insured Fund                                  $169           $523            $902            $1,965
California Fund                                          $127           $494            $885            $1,981
Pro forma California Fund (after the Transaction)        $171           $534            $921            $2,007

(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. For the California Insured Fund, this example reflects the net operating expenses with fee waivers and expense limits for the period through March 31, 2006 and the total operating expenses without the fee waiver and expense limits for the period commencing April 1, 2006 through year 10. For the California Fund, this example reflects: (i) the net operating expenses without the voluntary fee waiver and expense limits for the period through October 31, 2004; (ii) the net operating expenses with the fee waivers and expense limits for the period commencing November 1, 2004 through March 31, 2006; and (ii) the total operating expenses without the fee waiver and expense limits for the period commencing April 1, 2006 through year 10.

(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expense of the Class A shares.


         THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

                                 FEE TABLES FOR
                  THE FLORIDA FUND AND THE FLORIDA INSURED FUND

A.  CLASS A SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                                Florida Insured
                                                        Florida Fund -     Florida Insured      Fund - Class A
                                                            Class A         Fund - Class A     After Transaction
                                                        --------------     ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           4.50%               4.50%               4.50%
 Maximum Contingent Deferred Sales Charge
    (Load) imposed on redemptions (as a
    percentage of original purchase price or
    redemption price, whichever is lower).........           None(1)             None(1)             None(1)

ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
       Management Fees............................           0.55%               0.50%               0.50%
       Distribution and Service (12b-1) Fees......           0.25%               0.25%               0.25%
       Other Expenses.............................           0.19%               0.19%               0.19%
       Total Annual Fund Operating Expenses.......           0.99%               0.94%               0.94%
                                                             -----               -----               -----
       Fee Waiver/Expense Reimbursement(2)........          (0.24%)             (0.04%)             (0.03%)
       Net Expenses...............................           0.75%               0.90%               0.90%
                                                             -----               -----               -----

B.  CLASS B SHARES
                                                                      Actual                       Pro forma
                                                      ---------------------------------------
                                                                                               Florida Insured
                                                        Florida Fund -     Florida Insured      Fund - Class B
                                                            Class B         Fund - Class B     After Transaction
                                                        --------------     ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
     Imposed on Purchases (as a percentage of
     offering price)..............................           None                None                None
 Maximum Contingent Deferred Sales Charge
    (Load) imposed on redemptions (as a
    percentage of original purchase price or
    redemption price, whichever is lower).........           4.00%(3)           4.00%(3)            4.00%(3)


ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
       Management Fees............................           0.55%               0.50%               0.50%
       Distribution and Service (12b-1) Fees......           1.00%               1.00%               1.00%
       Other Expenses.............................           0.19%               0.19%               0.19%
       Total Annual Fund Operating Expenses.......           1.74%               1.69%               1.69%
                                                             -----               -----               -----
       Fee Waiver/Expense Reimbursement(2)........          (0.24%)             (0.04%)             (0.03%)
       Net Expenses...............................           1.50%               1.65%               1.66%
                                                             -----               -----               -----



C.  CLASS C SHARES
                                                                      Actual
                                                      ---------------------------------------      Pro forma
                                                                                               Florida Insured
                                                        Florida Fund -     Florida Insured      Fund - Class C
                                                            Class C         Fund - Class C     After Transaction
                                                        --------------     ---------------     -----------------
SHAREHOLDER FEES
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None                None                None
 Maximum Deferred Sales Charge (Load)
    imposed on redemptions (as a percentage of
    original purchase price or redemption price,
    whichever is lower)...........................          1.00%(4)            1.00%(4)            1.00%(4)


ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
   Management Fees................................           0.55%               0.50%               0.50%
   Distribution and Service (12b-1) Fees..........           1.00%               1.00%               1.00%
   Other Expenses.................................           0.19%               0.19%               0.19%
   Total Annual Fund Operating Expenses...........           1.74%               1.69%               1.69%
                                                             -----               -----               -----
   Fee Waiver/Expense Reimbursement(2)............          (0.24%)             (0.04%)             (0.03%)
   Net Expenses...................................           1.50%               1.65%               1.66%
                                                             -----               -----               -----

(1) A purchase of Class A shares of $1 million of more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase.
(2) DMC has contracted to waive its fee and/or pay expenses of each Fund through October 31, 2004, to the extent necessary to limit the total operating expenses (excluding 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.50% of average daily net assets of the Florida Fund and 0.65% of average daily net assets of the Florida Insured Fund. Beginning November 1, 2004 and through March 31, 2006, DMC has contracted to waive its fee and/or pay expenses of each Fund for such period to the extent necessary to limit the total operating expenses of each Fund to the median level of the Fund's peer group, as determined by Lipper, Inc.
(3) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the forth and fifth years, 1.00% during the sixth year and 0% thereafter until they convert to Class A shares.
(4) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

EXAMPLES

         These examples are intended to help you compare the costs of investing in Florida Fund shares with the cost of investing in Florida Insured Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of the Florida Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Florida Fund and the Florida Insured Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) This is an example only and does not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Florida Fund                                             $523           $728            950             1,588
Florida Insured Fund                                     $538           $732            943             1,549
Pro forma Florida Insured Fund (after the Transaction)   $539           $733            944             1,550



Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Florida Fund                                             $553           $750           $1,071           $1,833
Florida Insured Fund                                     $568           $754           $1,064           $1,795
Pro forma Florida Insured Fund (after the Transaction)   $569           $755           $1,065           $1,796


Class C Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Florida Fund                                             $253           $525            $921            $2,032
Florida Insured Fund                                     $268           $529            $914            $1,994
Pro forma Florida Insured Fund (after the Transaction)   $269           $530            $915            $1,995


You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Florida Fund                                             $153           $525            $921            $1,833
Florida Insured Fund                                     $168           $529            $914            $1,795
Pro forma Florida Insured Fund (after the Transaction)   $169           $530            $915            $1,796


Class C Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Florida Fund                                             $153           $525            $921            $2,032
Florida Insured Fund                                     $168           $529            $914            $1,994
Pro forma Florida Insured Fund (after the Transaction)   $169           $530            $915            $1,995

(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with fee waivers and expense limits for the period through March 31, 2006 and the total operating expenses without the fee waivers and expense limits for the period commencing April 1, 2006 through year 10.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expense of the Class A shares.

         THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

         The performance of the Funds as of [June 30,], 2004, is shown below:

TOTAL RETURNS
                                                      CUMULATIVE RETURNS    AVERAGE ANNUAL TOTAL RETURNS
                                                      ------------------    ----------------------------
                                         INCEPTION
                                           DATE(1)      3 MONTH      YTD      1 YEAR     3 YEAR     5 YEAR       10 YEAR
                                           ----         -------      ---      ------     ------     ------       -------
Arizona Fund--Class A
Arizona Insured Fund--Class A

Arizona Fund--Class B
Arizona Insured Fund--Class B

Arizona Fund--Class C
Arizona Insured Fund--Class C

California Insured Fund - Class A
California Fund - Class A

California Insured Fund - Class B
California Fund - Class B

California Insured Fund - Class C
California Fund - Class C



Florida Fund - Class A
Florida Insured Fund - Class A

Florida Fund - Class B
Florida Insured Fund - Class B

Florida Fund - Class C
Florida Insured Fund - Class C



WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

         The Funds' Annual Report, which is included with the Statement of Additional Information, contains a discussion of the Funds' performance during the past fiscal year and shows per share information for each of the past five fiscal years. This document is available upon request. (See "More Information About the Funds.") The Fund Prospectus also contains further financial information about the Funds.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

         Investment Management Fees. DMC is the investment manager of all of the Funds. DMC has entered into separate investment management agreements relating to each of the Funds that provide for reductions in fee rate for a Fund as the assets of the Fund increase. The investment manage fee for the Funds are:

       ------------------------- -----------------------------------------------
                    FUND                      INVESTMENT MANAGEMENT FEE
       ------------------------- -----------------------------------------------
       Arizona Fund              0.55% on first $500 million
       (Acquired Fund)           0.50% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
       ------------------------- -----------------------------------------------
       Arizona Insured Fund      0.50% on first $500 million
       (Acquiring Fund)          0.475% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
       ------------------------- -----------------------------------------------

       ------------------------- -----------------------------------------------
       California Insured Fund   0.50% on first $500 million
       (Acquired Fund)           0.475% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
       ------------------------- -----------------------------------------------
       California Fund           0.55% on first $500 million
       (Acquiring Fund)          0.50% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
       ------------------------- -----------------------------------------------

       ------------------------- -----------------------------------------------
       Florida Fund              0.55% on first $500 million
       (Acquired Fund)           0.50% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
       ------------------------- -----------------------------------------------
       Florida Insured Fund      0.50% on first $500 million
       (Acquiring Fund)          0.475% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
       ------------------------- -----------------------------------------------

           DMC has contracted to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund do not exceed the median level of expenses of the Fund's peer group, as determined by Lipper, Inc. (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, and applicable 12b-1 expenses) for the period beginning November 1, 2004 through March 31, 2006.

         Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor"), 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

         Pursuant to a contractual arrangement with the Distributor, Lincoln Financial Distributors, Inc. ("LFD"), 2001 Market Street, Philadelphia, Pennsylvania 19103-7055, is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries. LFD is also an affiliate of the Distributor and DMC.

         Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A shares, Class B shares and Class C shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan").

         Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares and Class C shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B shares and Class C shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares. In addition, each Fund's Rule 12b-1 Plan permits the relevant Fund may make payments out of the assets of the Class A shares, Class B shares and Class C shares to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate annual fee payable by a Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of the Fund's average daily net assets of Class A shares; and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B shares' and Class C shares' average daily net assets. The Boards of Trustees for the Trusts may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A shares, Class B shares and Class C shares are borne by such persons without any reimbursement from such Classes.

         Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Acquiring Funds Prospectus under the section entitled "About Your Account" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares.

         Dividend, Distributions and Taxes. For all Funds, dividends are declared daily and paid monthly, while capital gains, if any, are distributed annually. For more information about dividends, distributions and the tax implications of investing in a Fund, please see the Fund Prospectus under the section entitled "About Your Account--Dividends, distributions and taxes."

                           REASONS FOR THE TRANSACTION

         Based on the considerations described below, each Board of Trustees, including all of the Independent Trustees, on behalf of its applicable Acquired Fund(s), has determined that the applicable Transaction(s) would be in the best interest of the Acquired Fund's shareholders and that the interests of the Acquired Fund's shareholders would not be diluted as a result of the Transaction.

         At meetings of the Boards of Trustees for the Trusts held on August 18-19, 2004 and September 10, 2004, DMC presented each Plan to the Trustees and provided the Trustees with data and analysis regarding the proposed Transactions. At the meetings, the Boards considered a number of factors, including the following:

            o The compatibility of the Acquired Fund's investment objective, policies and restrictions with the investment objective, policies and restrictions of the corresponding Acquiring Fund;

            o     The relative investment performance of the Funds;

            o The relative past and current growth in assets of the Funds and their respective future prospects for growth;

            o The past and anticipated future inability of the Acquired Funds to achieve satisfactory asset growth;

            o The relative size of the Acquired Funds as compared to the corresponding Acquiring Funds;

            o The relative expense ratios of the Funds and the impact of the proposed Transactions on the expense ratios;

            o The anticipated tax consequences of the Transactions with respect to each Fund and its shareholders;

            o The estimated costs of each Transactions and the extent to which the Funds would bear such costs; and

            o The potential benefits of the proposed Transactions for the shareholders of the Acquired Funds.

         In considering such factors, the Board questioned Trust management about the compatibility of investment objectives, policies and restrictions between each Acquired Fund and its corresponding Acquiring Fund, the performance and growth in assets of the Funds, the costs and anticipated tax consequences of the Transactions and the potential benefits to shareholders of the Funds. The Board's considerations and conclusions are summarized below.

         The Board noted that the investment objective for each Acquired Fund is identical to the investment objective of the corresponding Acquiring Funds. The Board also noted that the portfolios of each Acquired Fund have historically been managed in the substantially same manner as the portfolios of the corresponding Acquiring Funds. The Board considered the differences with respect to investing in insured municipal securities and the slight differences in credit quality, noting there were no significant differences in the average credit quality of the portfolio securities. The Board concluded that the investment strategies and policies of the Acquired Funds are substantially similar to the investment strategies and policies of the corresponding Acquiring Funds and, therefore, the Transactions would be in the Acquired Funds' shareholders' best interest, provided that other benefits would be derived from the Transactions (as described below).

         With respect to performance, DMC informed the Boards that with respect to the Transaction involving the Arizona Fund and Arizona Insured Fund, the Arizona Fund has a slightly stronger year-to-date performance record; however, the corresponding Acquiring Fund has a stronger performance record for the 1-year, 3-year and 5-year periods. With respect to the transaction involving the California Insured Fund and the California Fund, the Board noted that the Acquiring Fund has a stronger performance record for the year-to-date, 1-year, 3-year and 5-year periods. Finally, with respect to the Florida Fund and the Florida Insured Fund, the Board noted that the Acquired Fund has a slightly better year-to-date, 1-year and 3-year performance record; however, the corresponding Acquiring Fund has a slightly stronger performance record for the 5-year period and has a yield advantage of 11 basis points over the Acquired Fund. The Board noted the following comparisons of performance records for the 5-year period as of June 30, 2004, for Class A shares for each Fund:

           ----------------------------------- -------------------------------
                          ACQUIRED FUND                ACQUIRING FUND
           ----------------------------------- -------------------------------
           Arizona Fund:  3.84%                 Arizona Insured Fund: 4.98%
           ----------------------------------- -------------------------------

           ----------------------------------- -------------------------------
           California Insured Fund:  4.94%        California Fund: 5.08%
           ----------------------------------- -------------------------------

           ----------------------------------- -------------------------------
           Florida Fund:  5.04%                 Florida Insured Fund: 5.06%
           ----------------------------------- -------------------------------


         Considering all of the relevant performance data, the Boards determined that, although the differences are not necessarily significant in each case, each Acquiring Fund offers a stronger long-term track record as compared to its corresponding Acquired Fund.

             The Board also considered sales and redemption data and relative asset growth for each Fund, as presented by DMC. The Board noted that, although the Arizona Fund better net cash flows than its corresponding Acquiring Fund for the one-year period ended on June 30, 2004, and the Florida Fund had better cash flows than its corresponding Acquiring Fund for the one-year period ended on December 31, 2003, neither the Arizona Fund nor the Florida Fund has attracted assets at a sufficient level to make such Funds cost effective. The Board also noted that, as of June 30, 2004, the Arizona Insured Fund had 375.5% more assets than its corresponding Acquired Fund and the Florida Insured Fund had 474.0% more assets than its corresponding Acquired Fund. The Board considered that the California Fund experienced better net cash flows that its corresponding Acquired Fund for the one-year periods ended on December 31, 2003 and June 30, 2004, and that the California Fund had 35.6% more assets that its corresponding Acquired Fund. Based on the relative asset levels between each Acquired Fund and its corresponding Acquiring Fund, as well as the anticipated future growth in assets of the Funds, the Board concluded that by combining each Acquired Fund with its corresponding Acquiring Fund, each Fund's shareholders would enjoy a greater asset base over which expenses may be spread. Based on the presentation by DMC, the Board also concluded that combining each Acquired Fund with its corresponding Acquiring Fund should eliminate the duplicate marketing efforts for the Acquired Funds and the corresponding Acquiring Funds, which are similarly managed, and, therefore, the Transactions should facilitate the marketing efforts for the Acquiring Fund. The Board concluded that, in so doing, the Transaction potentially would enhance asset growth for the benefit of shareholders of both Funds.

         In deciding whether to recommend approval of the Transactions to shareholders, the Boards of Trustees considered the fees and expense ratios of the Acquiring Funds and the corresponding Acquired Funds and the impact of contractual fees waivers thereon. The Board noted that the investment management fee for the California Insured Fund is slightly lower than the investment management fee for the corresponding Acquiring Fund. The Board considered the potential benefits afforded by a larger fund through economies of scale. The Board also noted and considered the impact of the current and anticipated fee waivers and expense limitations, as described below.

         At the Board meetings, DMC informed the Board that, with the fee waivers and expense limitations in place at that time, the total expenses for the Arizona Fund and the Florida Fund are lower than the total expenses for the corresponding Acquiring Funds of such Funds. The Board noted, however, that DMC had adopted fee waiver and expense limitation agreements for the Arizona Fund and the Florida Fund that were set below the median expense levels of each such Fund's peer group (as determined by Lipper, Inc.) in an attempt to attract assets. The Board also considered that the fee waivers and expense limitations were due to expire on October 31, 2004 and that DMC would not maintain the historically low cap on fees for the Arizona Fund and the Florida Fund when such fee waivers and expense limitation agreements expired. Finally, the Board considered the proposal of DMC to contractually waive its fee and/or pay the expenses of each Fund for the period beginning November 1, 2004 through one-year after the Closing Date, to the extent necessary to limit the total operating expenses of each Fund (exclusive of 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) to the median level of the Fund's peer group, as determined by Lipper, Inc.

         The Boards determined that as a result of the Transactions, shareholders would potentially benefit from certain savings in total and net annual operating expenses due to economies of scale (e.g., a Fund with higher aggregate net assets may also be able to reduce or eliminate certain costs and expenses), although there can be no assurance that operational savings will be realized. The Boards also determined that the shareholders will benefit from the contractual fee waivers and expense limitations that would commence November 1, 2004 in connection with the proposed Transactions, as well as the savings as a result of an Acquiring Fund acquiring municipal securities and other assets in a Transaction as opposed to acquiring them in the open market.

         DMC informed the Board that each Transaction will be structured as a tax-free reorganization. DMC also informed the Boards as to the cost of the Transactions, including the costs associated with the solicitation of proxies. The Boards of Trustees considered that such expenses would be shared one-third by the Acquiring Funds, one-third by the Acquired Funds and one-third by DMC, except that the expenses borne by the Florida Fund with respect to its Transaction would be no more than $15,000.

         The Boards of Trustees of the Trusts approved the Plans, concluding that the Transactions are in the best interests of the shareholders of each respective Fund and that no dilution of value would result to the shareholders of any Fund from the Transactions. The Boards of Trustees of the Trusts then decided to recommend that shareholders of each Acquired Fund vote to approve the Transaction. The Trustees approving the Plans and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARDS OF TRUSTEES OF THE TRUSTS, ON BEHALF
   OF THE ACQUIRED FUNDS, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR PROPOSAL 1.

         If the shareholders of an Acquired Fund do not approve the applicable applicable Plan, the Board of Trustees of that Fund may consider other possible courses of action for the Fund, including liquidation and dissolution.

                       INFORMATION ABOUT THE TRANSACTIONS

         This is only a summary of the Plans. You should read the actual Plan relating to your Acquired Fund. They are attached as Exhibits A and B and are incorporated herein by reference.

HOW WILL THE TRANSACTIONS BE CARRIED OUT?

         If the shareholders of an Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan, including the delivery of certain documents, satisfy various conditions. If the shareholders of an Acquired Fund do not approve the applicable Plan, the Transaction will not take place with respect to that Acquired Fund.

         If the shareholders of an Acquired Fund approve the Plan, the Acquired Fund will deliver to the corresponding Acquiring Fund substantially all of its assets and the corresponding Acquiring Fund will assume all of the liabilities of the Acquired Fund on the Closing Date. In exchange, the Trust, on behalf of the Acquired Fund, will receive Acquiring Fund's shares to be distributed pro rata to the Acquired Fund's shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing Date.

         The stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the corresponding Acquiring Fund.

         To the extent permitted by law, the Plan may be amended without shareholder approval. The respective Boards of Trustees of the Acquired and the Acquiring Funds may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Acquired Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTIONS?

         The expenses resulting from an Acquired Fund's participation in a Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the Acquiring Fund, and 33.34% by DMC.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?

         Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Based on certain assumptions made and representations to be made on behalf of each Acquired Fund and the corresponding Acquiring Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Acquired Funds will not recognize any gain or loss as a result of the exchange of their shares of an Acquired Fund for shares of the corresponding Acquiring Fund, and (ii) the corresponding Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund's assets and liabilities.

         You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT SHARES OF THE ACQUIRING FUNDS?

         If a Transaction is approved for an Acquired Fund, full and fractional shares of the corresponding Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and have full voting rights. The shares of the Acquiring Fund will be recorded electronically in each shareholder's account. The Acquiring Fund will then send a confirmation to each shareholder. As described in the Fund Prospectus, the Acquiring Funds do not issue share certificates except for Class A Shares and then only when requested. As of the Closing Date, any certificates representing shares of the Acquired Funds will be cancelled.

         The Acquiring Fund shares to be issued in the Transactions have the same rights and privileges as the shares of your Acquired Fund. All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

         For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in an Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the corresponding Acquiring Fund.

         Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders. The Acquiring Funds may hold special meetings for matters requiring shareholder approval. A meeting of an Acquiring Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATIONS BE AFTER THE TRANSACTION?

         The following table sets forth, as of August 31, 2004, the separate capitalizations of the Acquiring Funds and the corresponding Acquired Funds, and the estimated capitalization of the Acquiring Funds as adjusted to give effect to the proposed Transactions. The capitalization of an Acquiring Fund is likely to be different when the applicable Transaction is actually consummated.


                                                                                              Arizona
                                                                                               Insured
                                                 Arizona               Arizona               Fund after
                                                  Fund              Insured Fund            Transaction
                                              (unaudited)            (unaudited)            (estimated)

Net assets (millions)                         $ 30,871,677           $ 30,871,677           $173,313,349
Total shares outstanding                         2,998,285             12,481,893             15,186,505

Class A net assets (millions)                 $ 20,249,266           $122,436,469           $142,685,735
Class A shares outstanding                       1,966,975             10,730,590             12,505,285
Class A net asset value per share             $      10.29           $      11.41           $      11.41

Class B net assets (millions)                 $  7,456,602           $ 13,354,490           $ 20,811,152
Class B shares outstanding                         724,610              1,169,592              1,822,540
Class B net asset value per share             $      10.29           $      11.42           $      11.42

Class C net assets (millions)                 $  3,165,749           $  6,650,713           $173,313,349
Class C shares outstanding                         306,700                581.711                858,680
Class C net asset value per share             $      10.32           $      11.43           $      11.43


                                                                                             California
                                               California            California              Fund after
                                              Insured Fund              Fund                Transaction
                                              (unaudited)            (unaudited)             (estimated)

Net assets (millions)                          $33,009,069           $44,921,594             $77,930,663
Total shares outstanding                         2,999,315             4,037,071               7,005,183

Class A net assets (millions)                  $24,748,327           $24,797,519             $49,545,846
Class A shares outstanding                       2,248,556             2,231,830               4,459,402
Class A net asset value per share              $     11.01           $     11.11             $     11.11

Class B net assets (millions)                  $ 6,894,516           $14,529,884             $21,424,000
Class B shares outstanding                         626,275             1,302,406               1,920,194
Class B net asset value per share              $     11.01           $     11.16             $     11.16

Class C net assets (millions)                  $ 1,366,226           $ 5,594,191             $ 6,960,417
Class C shares outstanding                         124,484               502,835                 625,587
Class C net asset value per share              $     10.98           $     11.13             $     11.13



                                                                                               Florida
                                                                                               Insured
                                                 Florida               Florida                Fund after
                                                  Fund              Insured Fund             Transaction
                                               (unaudited)           (unaudited)             (estimated)

Net assets (millions)                          $15,738,027           $93,680,889            $109,418,916
Total shares outstanding                         1,425,641             8,324,003               9,722,472

Class A net assets (millions)                  $ 9,824,062           $87,590,413            $ 97,414,475
Class A shares outstanding                         890,529             7,783,120               8,656,370
Class A net asset value per share              $     11.03           $     11.25            $      11.25

Class B net assets (millions)                  $ 3,756,866           $ 5,002,341            $  8,759,207
Class B shares outstanding                         339,927               444,251                 777,898
Class B net asset value per share              $     11.05           $     11.26            $      11.26

Class C net assets (millions)                  $ 2,157,099           $ 1,088,135            $  3,245,234
Class C shares outstanding                         195,185                96,632                 288,204
Class C net asset value per share              $     11.05           $     11.26            $      11.26

             COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

         This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies and policies, as well as the risks associated with such objectives, strategies and policies. For a complete description of each Fund's investment strategies, policies and risks, you should read the Fund Prospectus, which is included with this Proxy Statement/Prospectus.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES OF THE ACQUIRED FUNDS AND THEIR CORRESPONDING ACQUIRING FUNDS?

         The investment objective of each Acquired Fund is identical to the investment objective of its corresponding Acquiring Fund. Each Fund's investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax and from the personal income tax in its respective state, as is consistent with preservation of capital. Each Fund's investment objective is fundamental and may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented the meeting ("Majority Vote").

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS AND THEIR CORRESPONDING ACQUIRING FUNDS?

         Each Fund has adopted a fundamental investment policy to invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the respective state personal income tax. The principal difference between the investment strategies of each Acquired Fund and its corresponding Acquiring Fund relates to the Fund's investment policy regarding insured municipal securities and lower-rated securities. Each of the Insured Funds has adopted a non-fundamental investment policy to invest at least 80% of its net assets in insured municipal securities. The Non-Insured Funds have not adopted such an investment policy; however, each Non-Insured Fund may invest without limitation in insured municipal securities. As described above, DMC historically has managed the portfolios of the Insured Funds and the Non-Insured Funds in a substantially similar manner with respect to investments in insured municipal securities.

         Each of the Funds invests primarily in tax exempt obligations, commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions. There are several different types of municipal bonds, including general obligation bonds, revenue bonds and municipal lease obligations. The Insured Funds may invest in general obligation and revenue bonds, as well as other tax-free municipal securities, provided that, under normal market conditions and after the application of insurance, at least 80% of the Insured Fund's net assets are invested in insured municipal securities that are rated at least AAA by Standard & Poor's Ratings Services ("S&P"), Aaa by Moody's Investors Service ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). In addition, at least 80% of the Insured Fund's net assets must be invested in bonds that are fully insured by companies that must have at least a AAA-rated claims paying ability by S&P or an equivalent rating by another NRSRO. These restrictions apply at the time the Insured Fund purchases a security. Each Insured Fund may have up to 35% of its total assets invested in securities that have been downgraded to AA by S&P or Aaa by Moody's since the Insured Fund initially purchased the securities.

         The Non-Insured Funds do not have such limitations with respect to insured municipal bonds; however, the Non-Insured Funds do have limitations with respect to the credit quality of their portfolio securities. As a matter of non-fundamental policy, each Non-Insured Fund will primarily invest in bonds rated in the top four rating categories by an NRSRO or bonds that are unrated, but which DMC, as the investment manager, determines to be of comparable quality. Each Non-Insured Fund may invest up to 20% of its net assets in high-yield, lower-rated fixed income securities, provided that such securities are rated at least B or higher by S&P, are similarly rated by another NRSRO, or are unrated but deemed to be of comparable minimum quality as determined by DMC. This limit applies to a Non-Insured Fund's portfolio holding in debt securities and any derivative securities that a Non-Insured Fund may hold in its portfolio. The quality limitation applies at the time of purchase and a Non-Insured Fund may not have more than 5% of its assets invested in securities that have been downgraded to a rating lower that the lowest rating permitted for the Non-Insured Fund.
                                       28

         With the exception of the California Insured Fund, shareholders in an Acquired Fund, if they approve the Plan, will become shareholders in the corresponding Acquiring Fund that is also an Insured Fund. With respect to the Transaction involving the California Insured Fund and the California Fund, the California Insured Fund's shareholders, if they approve the Plan as described herein, will become shareholders in a Non-Insured Fund. As described above, however, DMC historically has managed the portfolios of the Insured Funds and the Non-Insured Funds in a similar manner.

         As a result of the Transaction, and assuming the average credit quality of the portfolio securities remained unchanged, the shareholders of the California Insured Fund will become shareholders in the California Fund that has a slightly lower average credit quality for its portfolio securities. All other Acquired Fund shareholders will become shareholders in a corresponding Acquiring Fund that has the same or slightly higher average credit quality for their respective portfolio securities. As of September 30, 2004, the average credit quality of the portfolio securities of the Acquired Funds were the same or slightly different than the average credit quality of the corresponding Acquiring Funds, as indicated in the chart below.

          -------------------------------- -------------------------------------

          ACQUIRED FUND                    ACQUIRING FUND
          -------------------------------- -------------------------------------
          Arizona Fund:  AA                Arizona Insured Fund: AAA
          -------------------------------- -------------------------------------

          -------------------------------- -------------------------------------
          California Insured Fund:  AA     California Fund:  A
          -------------------------------- -------------------------------------

          -------------------------------- -------------------------------------
          Florida Fund:  AA                Florida Insured Fund: AA
          -------------------------------- -------------------------------------


         Each Fund may invest up to 20% of its assets in private activity or private placement bonds. Such securities are used to finance certain non-government activities, and the interest income from these securities is subject to the federal alternative minimum tax.

         Depending on market conditions and other factors, each of the Funds invests in securities with maturities of varying lengths. In general, each Fund seeks to maintain an average weighted portfolio maturity of approximately 15 to 25 years.

         Each Fund has adopted a fundamental policy that prohibits the Fund from concentrating its investments in the securities of issuers primarily engaged in the same industry. Generally, this fundamental investment restriction prohibits a Fund from investing 25% of the value of the Fund's assets in securities of issuers in any one industry. Certain types of bonds and obligations are excluded from this restriction. In particular, the Funds' restrictions on concentration do not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         Each Fund may invest more than 25% of its total assets in certain sectors of the municipal bond market. Specifically, each Fund may invest more than 25% of its total assets in industrial development bonds. In addition, each of the Arizona Fund, the California Fund and the Florida Fund may invest more than 25% of its total assets in one or more of the following sectors of the municipal bond marker: transportation; education and industrial obligations.

         All of the Funds are "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). Generally, a "diversified" investment company may not, with respect to 75% of its assets, invest more than 5% of its assets in any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer. Because each Fund is non-diversified, it is not subject to these diversification requirements. Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to meet the diversification requirements of a regulated investment company under Subchapter M of the Code. Under the Code, the Funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio. The remaining 50% of a Fund's assets must be diversified so that no more than 5% of a Fund's assets are invested in the securities of a single issuer.

         Pending the investment or reinvestment of its assets, each Insured Fund may invest up to 35% of its net assets in non-insured, short-term tax-exempt instruments (e.g., tax-exempt money market securities), provided that such instruments are rated in either the highest short-term or long-term rating category by an NRSRO. The Non-Insured Funds may invest without limit in short-term, tax-exempt obligations on a temporary, defensive basis. When DMC, the Funds' investment manager, believes that unusual or adverse economic, market or other conditions warrant a more defensive posture, DMC may temporarily select investments for a Fund other than those investments that are the Fund's primary focus and the Fund may invest its assets without regard to its stated maturity strategy. When investing in this manner a Fund may be unable to achieve its investment objective.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

         The Funds have adopted identical fundamental investment policies. A Fund may not change any of its fundamental investment policies without a prior Majority Vote of its shareholders. The Funds' fundamental investment restrictions are listed in the Funds' Statement of Additional Information dated November 30, 2004 relating to the Fund Prospectus, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

WHAT ARE THE RISKS FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         Like all investments, an investment in the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund's ability to achieve its objective will depend, among other things, on the portfolio managers' analytical and portfolio management skills. As with most investments in mutual funds, the best results are achieved when investments in the Funds are held for a number of years.

         The risks of investing in the Funds are basically the same as those of other investments in municipal securities of similar quality. Investments in the Funds are subject to several risks, which are explained below.

         Interest Rate Risk. Interest rate risk is generally the most significant type of risk for the Funds. Interest rate risk is the risk that securities, and in particular bonds with longer maturities, will decrease in value if interest rates rise. These changes can be unpredictable, and as such, the Funds will generally not try to increase return by aggressively capitalizing on interest rate changes. The Funds seek to manage this risk by adjusting the average maturity of the Funds' portfolio securities.

         Income Risk. Income risk is the risk that a Fund's income will decrease due to falling interest rates. Because a Fund can only distribute what it earns, a Fund's distributions to its shareholders may decline when interest rates fall.

         Market Risk. Market risk is the risk that a majority of securities in a certain market--such as bonds--will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, all of the Funds may engage in transactions where payment occurs before the actual delivery of the security. Because the market price of the security may fluctuate during the time after payment but prior to delivery, the Funds assume the risk that the value of the security at delivery may be less than the purchase price.

         Credit Risk. Credit risk is the possibility that an issuer of a debt security--or an entity that insures the debt security--will be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit risk associated with a particular debt security may cause a corresponding change in that security's price and, therefore, impact the Fund's net asset value. The purpose of insurance is protect against credit risk. In the event of a default of an insured municipal security, the insurer is contractually required to make payments of interest and principal under the terms of the municipal security. To the extent that the Insured Funds invest more of their assets in insured municipal securities as compared to the Non-Insured Funds, the Insured Funds may be subject to less credit risk. There is no assurance, however, that the company insuring the payment of interest and principal when due to the bondholders will meet its obligations. Moreover, this insurance is does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in the Fund.

         Call Risk. Call risk is the likelihood that a security will be prepaid (commonly referred to as being "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a Fund may have to replace it with a lower-yielding security. DMC takes this type of risk into consideration, and when appropriate, attempts to invest in bonds that protect investors against early prepayment.

         High-Yield Bond Risk. Investing in lower-rated, higher-risk bonds entails the risk of losing principal, which may be greater than the risk of principal loss associated with investment-grade bonds. In addition, high-yield securities generally have more credit risk than higher-rated securities, and the risk of default or price changes due to changes in the issuer's credit quality is greater with lower-rated securities. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. The market price of lower-rated, high-yield securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. High-yield securities may not trade frequently, and when they do trade, their prices may be significantly higher or lower than expected. Thus, high-yield securities may be less liquid and more volatile than higher-quality securities.

         The Insured Funds may not invest in such high-yield, high-risk bonds. Each Non-Insured Fund may invest up to 20% of its net assets in such securities, subject to the minimum quality limitations as described above. To the extent that the Non-Insured Funds invest in such high-yield, high-risk bonds, the Non-Insured Funds may be subject to the risks associated with such investments, such as the loss of principal, credit risk, liquidity risk and volatility, as compared to the Insured Funds.

         Industry Concentration Risk. Industry concentration risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry. Although the Funds have a fundamental policy that prohibits concentration, each Fund under certain circumstances is permitted to invest more than 25% of its assets in debt securities of issuers within a single segment of the bond market. To the extent that Fund invests in this manner, the Fund may have a greater exposure to risks associated with that particular segment of the bond market.

         Geographic Concentration Risk. Largely because of tax avoidance considerations, the Funds typically invest primarily in debt obligations issued by their respective states and, therefore, events in that state are likely to affect the Fund's investments and performance. These events may include economic or political policy changes; tax base erosion; state constitutional limits on tax increases; budget deficits and other financial difficulties; and changes in the ratings assigned to municipal issuers within that state.

         Diversification. Because each Fund is non-diversified, each Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

WHAT VOTE IS NECESSARY TO APPROVE THE PLAN?

         Provided that a quorum is present, the approval of the Plan for each Acquired Fund requires an affirmative Majority Vote of the Acquired Fund's shareholders.

                        MORE INFORMATION ABOUT THE FUNDS

         Administration, Transfer Agency and Fund Accounting Services. Delaware Service Company, Inc. ("DSC"), 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, an affiliate of DMC, acts as the administrator, shareholder servicing, dividend disbursing and transfer agent for each Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides fund accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its transfer agency, shareholder services, fund accounting and administration services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the Acquiring and Acquired Funds, on a pro rata basis.

         Custodial Services. Mellon Bank, N.A., is the custodian of the securities and other assets of the Funds. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, PA 15258.

         Additional Information. More information about the Funds is included in
(i) the Fund Prospectus, which is attached to and considered a part of this Proxy Statement/Prospectus, (ii) their Statement of Additional Information dated November 30, 2004; (iii) the Annual Report to Shareholders dated for the fiscal year ended August 31, 2004 ("Annual Report"), and (iv) the Statement of Additional Information dated December ___, 2004 (relating to this Proxy Statement/Prospectus ), which is incorporated by reference herein. You may request free copies of the Statements of Additional Information and/or the Annual Report, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

         This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

         Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                   PROPOSAL TWO: TO ELECT A BOARD OF TRUSTEES

         You are being asked to elect a Board of Trustees for Voyageur Mutual Funds and Voyageur Investment Trust, as applicable.

         WHO ARE THE NOMINEES FOR TRUSTEE? The nominees for the Board of Trustees for the Trusts are the same nominees that will be considered by the shareholders of each of the Delaware Companies at the Meeting. The nominees are:
Jude T. Driscoll, John A. Fry, Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, [Nominee] and [Nominee]. Each of the nominees (except for Messrs. Driscoll, Fry, [Nominee] and [Nominee]) presently is a Trustee of each Trust. Mr. Fry, who is a trustee or director of other Delaware Companies, was recommended to the Trusts' Nominating and Corporate Governance Committee (together, the "Nominating Committee") by the current Independent Trustees. Mr./Ms. [Nominee] was recommended to the Nominating Committee [ ]. Mr./Ms. [Nominee] was recommended to the Nominating Committee by [ ]. Among the nominees standing for election, only Jude T. Driscoll would be deemed to be an "Interested Trustee." The remaining nominees would be deemed to be Independent Trustees, i.e. Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act.

         If elected, these persons will serve as Trustees until the next meeting of shareholders called for the purpose of electing Trustees, and/or until their successors have been elected and qualify for office. It is not expected that any nominee will withdraw or become unavailable for election, but in such a case, the power given by you in the Proxy Card may be used by the persons named as proxies to vote for a substitute nominee or nominees as recommended by the current Board of Trustees.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                              LENGTH OF                                IN FUND
                             POSITION(S)     TIME SERVED           PRINCIPAL           COMPLEX           OTHER
                             HELD WITH      AS A TRUSTEE    OCCUPATION(S) DURING     OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        THE TRUSTS     OF THE TRUSTS        PAST 5 YEARS           TRUSTEE      HELD BY TRUSTEE
------------------------- ---------------- --------------- ------------------------ -------------- -------------------
NOMINEE FOR INTERESTED TRUSTEE
Jude T. Driscoll(1)           Chairman,           N/A             CEO, Delaware           77        Director- [List
2005 Market Street          President and                      Investments (since                       Delaware
Philadelphia, PA                Chief                          2003). Since August                     Operating
19103-7094                    Executive                      2000, Mr. Driscoll has                    Companies]
41                             Officer                          served in various
                                                              executive capacities
                                                              at different times at
                                                              Delaware Investments(2)

                                                             Senior Vice President,
                                                             Research and Trading -
                                                                 Conseco Capital
                                                             Management, Inc. (June
                                                                1998 - July 2000)


NOMINEES FOR INDEPENDENT TRUSTEE

John A. Fry                    Nominee          N/A         President - Franklin &       77           Director -
2005 Market Street                                          Marshall College (June                 Community Health
Philadelphia, PA                                               2002 - Present)                          Systems
19103-7094
44                                                              Executive Vice
                                                            President - University
                                                            of Pennsylvania (April
                                                              1995 - June 2002)

Anthony D. Knerr               Trustee        7 years          Founder/Managing          94              None
2005 Market Street                                            Director - Anthony
Philadelphia, PA                                              Knerr & Associates
19103-7094                                                     (1990 - Present)
65                                                          (Strategic Counseling)

Ann R. Leven                   Trustee        7 years       Treasurer/Chief Fiscal       94           Director -
2005 Market Street                                            Officer - National                     Systemax Inc.
Philadelphia, PA                                                Gallery of Art
19103-7094                                                      (1994 - 1999)                       Director - Andy
63                                                                                                 Warhol Foundation

Thomas E. Madison              Trustee        7 years          President/Chief           94        Director - Banner
2005 Market Street                                         Executive Officer - MLM                      Health
Philadelphia, PA                                           Partners, Inc. (January
19103-7094                                                  1993 - Present) (Small                    Director -
68                                                          Business Investing and                CenterPoint Energy
                                                                 Counseling)
                                                                                                      Director -
                                                                                                  Digitial River Inc.

                                                                                                   Director - Rimage
                                                                                                      Corporation

                                                                                                  Director - Valmont
                                                                                                   Industries, Inc.

Janet L. Yeomans               Trustee        4 Years       Vice President/Mergers       94              None
2005 Market Street                                           & Acquisitions - 3M
Philadelphia, PA                                             Corporation (January
19103-7094                                                     2003 - Present)
56
                                                             Ms. Yeomans has
                                                              held various
                                                              management
                                                               positions at 3M
                                                           Corporation since 1983.

[New Nominee 1]                Nominee          N/A           [to be completed]          N/A       [to be completed]

[New Nominee 2]                Nominee          N/A           [to be completed]          N/A       [to be completed]


(1) Mr. Driscoll would be considered to be an "Interested Trustee" because he is an executive officer of the Trusts' investment manager. Mr. Driscoll acquired shares of common stock of Lincoln National Corporation ("LNC"), of which the Trusts' investment manager is a wholly-owned subsidiary, in the ordinary course of business during 2003, but those transactions involved less than 1% of the outstanding shares of common stock of LNC.
(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trusts' investment manager, principal underwriter/distributor and administrator.

       The following table shows each nominee's ownership of shares of each Trust and of all other registered investment companies in the Delaware Investments Family of Funds (the "Fund Complex") as of December 1, 2004.

----------------------------------------- ---------------------------------- -----------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED INVESTMENT
                                          SHARES OF BENEFICIAL INTEREST OF     COMPANIES OVERSEEN BY TRUSTEE IN THE
            NAME OF NOMINEE                 THE TRUSTS BENEFICIALLY OWNED                  FUND COMPLEX
---------------------------------------- ---------------------------------- -----------------------------------------
           INTERESTED NOMINEE
----------------------------------------- ---------------------------------- -----------------------------------------
            Jude T. Driscoll                                                               $1 - $10,000
----------------------------------------- ---------------------------------- -----------------------------------------

------------------------------------------ --------------------------------- -----------------------------------------
          INDEPENDENT NOMINEES
------------------------------------------ --------------------------------- -----------------------------------------
               John A. Fry                                                                Over $100,000
------------------------------------------ --------------------------------- -----------------------------------------
            Anthony D. Knerr                                                            $10,001 - $50,000
------------------------------------------ --------------------------------- -----------------------------------------
              Ann R. Leven                                                                Over $100,000
------------------------------------------ --------------------------------- -----------------------------------------
            Thomas F. Madison                                                           $10,001 - $50,000
------------------------------------------ --------------------------------- -----------------------------------------
            Janet A. Yeomans                                                            $10,001 - $50,000
------------------------------------------ --------------------------------- -----------------------------------------
             [New Nominee 1]
------------------------------------------ --------------------------------- -----------------------------------------
             [New Nominee 2]
------------------------------------------ --------------------------------- -----------------------------------------

         BOARD, SHAREHOLDER AND COMMITTEE MEETINGS. During the last full fiscal year, each Trust held six Board meetings. Each of the currently serving Trustees attended at least 75% of those meetings.

         Each Trust has an Audit Committee for the purpose of meeting, at least annually, with the Trust's officers and independent auditors to oversee the quality of financial reporting and the internal controls of such Trust, and for such other purposes as the Board of Trustees of the Trust may from time to time direct. The Audit Committee of each Trust consists of the following three Trustees appointed by the Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Janet L. Yeomans, each of whom is an "Independent Trustee." Members of the Audit Committee serve for three years or until their successors have been appointed and qualified. The Audit Committee held five meetings for the fiscal year ended August 31, 2004.

         The Nominating Committee is currently comprised of Anthony D. Knerr, Chairperson, and John H. Durham (who is retiring and therefore not standing for re-election), each of whom is an Independent Trustee. The Nominating Committee recommends nominees for (i) Independent Trustees for consideration by the incumbent Independent Trustees of each Trust, and (ii) Interested Trustees for consideration by the full Board of each Trust. The Nominating Committee for each Trust held seven meetings during the fiscal year ended August 31, 2004.

         The Board of Trustees of each Trust has adopted a formal charter for their Nominating Committee setting forth such Committee's responsibilities. A current copy of the Nominating Committee's charter is available on the Trusts' website at www.delawareinvestments.com.

         The Nominating Committee will consider shareholder recommendations for nomination to the Board of Trustees of a Trust only in the event that there is a vacancy on the Board of Trustees. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to Anthony D. Knerr, Chairman of the Nominating Committee, c/o the applicable Trust at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Nominating Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.

         The Nominating Committee generally identifies candidates for Board membership through personal and business contacts of Trustees and shareholders. In addition, the Nominating Committee may use a search firm to identify candidates for the Board of Trustees, if deemed necessary and appropriate to use such a firm. The Nominating Committee's process for evaluating a candidate generally includes a review of the candidate's background and experience, a check of the candidate's references and other due diligence and, when appropriate, interviews with Nominating Committee members. In evaluating a candidate, the Nominating Committee will also consider whether the candidate, if elected, would be an Independent Trustee.

         The Nominating Committee has not established any specific minimum requirements that candidates must meet in order to be recommended by the Nominating Committee for nomination for election to the Board. Rather, the Nominating Committee seeks candidates who, in its judgment, will serve the best interests of the Trusts' long-term shareholders and whose background will complement the experience, skills and diversity of the other Trustees and add to the overall effectiveness of the Board.

         BOARD COMPENSATION. Each Independent Trustee receives compensation from each of the Delaware Companies of which he/she is a member of the Board of Trustees. Interested Trustees are compensated by DMC, and do not receive compensation from the Trusts. Each Independent Trustee currently receives a total annual retainer of $70,000 for serving as a Trustee of all 32 registered investment companies within the Fund Complex, plus a $5,000 fee per Board meeting attended (normally four regular meetings, each of which are two-day meetings). The Coordinating Trustee for the Delaware Companies receives an additional annual retainer totaling $25,000. The chairperson of the Audit Committee receives an additional annual retainer of $10,000 and the chairperson of the Nominating Committee receives an annual retainer of $1,500. Each Member of the Audit Committee receives an additional fee of $2,500 for each Audit Committee meeting attended and each member of the Nominating Committee receives an additional fee of $1,700 for each committee meeting attended. Prior to August 2004, the Trustees' fees were allocated equally per each of the investment companies in the Fund Complex, and the Trustees' retainers were allocated ratably among the investment companies in the Fund Complex based on net asset levels. After August 2004, the Trustees' fees and retainers were allocated ratably among the investment companies in the Fund Complex based on relative net asset levels.

         Under the terms of each Trust's retirement plan for the Independent Trustees, each Independent Trustee who, at the time of his or her retirement from all Boards of Trustees in the Fund Complex, has attained the age of 70 and has served on the Boards of Trustees for at least five continuous years, is entitled to receive payments from the Fund Complex for a period of time equal to the lesser of the number of years that the person served as a Trustee or the remainder of the person's life. The annual amount of such payments will be equal to the amount of the annual retainer that is paid to the Independent Trustees of the Fund Complex at the time of the person's retirement. If an eligible Trustee of a Trust had retired as of August 31, 2004, he or she would have been entitled to annual payments in the amount of $70,000 from the Fund Complex, borne pro rata by the registered investment companies therein based on their relative net assets. The following table identifies the amount each Trustee received from each Trust during its last fiscal year and from the Fund Complex as a whole during the twelve months ended August 31, 2004.

                                                                  Pension or                            Total
                                                                  Retirement                      Compensation From
                             Aggregate         Aggregate           Benefits         Estimated      Fund Complex for
                           Compensation    Compensation from   Accrued as Part       Annual         the 12 months
                           from Voyageur        Voyageur           of Trust       Benefits Upon    ended August 31,
                           Mutual Funds     Investment Trust       Expenses        Retirement            2004
                          ---------------- ------------------- ----------------- ---------------- -------------------
JUDE T. DRISCOLL               None               None               None             None               None

WALTER P. BABICH*              [$ ]               [$ ]               None            $70,000             [$ ]

JOHN H. DURHAM*                [$ ]               [$ ]               None            $70,000             [$ ]

JOHN A. FRY                    None               None               None            $70,000             [$ ]

ANTHONY D. KNERR               [$ ]               [$ ]               None            $70,000             [$ ]

ANN R. LEVEN                   [$ ]               [$ ]               None            $70,000             [$ ]

THOMAS E. MADISON              [$ ]               [$ ]               None            $70,000             [$ ]

JANET L. YEOMANS               [$ ]               [$ ]               None            $70,000             [$ ]

* Messrs. Babich and Durham have announced their intention to retire from the Boards of Trustees effective as of the date of the Meeting and therefore are not standing for re-election.

         OFFICERS. The Board of Trustees and the senior management of a Trust appoint officers each year, and from time to time as necessary. The following individuals are executive officers of the Trusts: Jude T. Driscoll, Joseph H. Hastings, Richelle S. Maestro and Michael P. Bishof. Exhibit C includes biographical information and the past business experience of such officers, except for Mr. Driscoll, whose information is set forth herein along with the other nominees. Exhibit C also identifies which of these executive officers are also officers of DMC. The above officers of the Trusts own shares of common stock and/or options to purchase shares of common stock of LNC, the ultimate parent of DMC. They are considered to be "interested persons" of the Trusts under the 1940 Act.

         REQUIRED VOTE. Provided that a quorum is present at the Meeting, either in person or by proxy, the Trustees of each Trust shall be elected by a plurality of the votes cast by shareholders of all series of such Trust voting together.

                       THE BOARDS OF TRUSTEES UNANIMOUSLY
                          RECOMMEND THAT YOU VOTE "FOR"
                            ALL NOMINEES FOR TRUSTEE


PROPOSAL 3 -- APPROVAL OF AN AGREEMENT AND PLAN OF REDOMESTICATION THAT PROVIDES FOR THE REORGANIZATION OF VOYAGEUR INVESTMENT TRUST FROM A MASSACHUSETTS BUSINESS TRUST TO A DELAWARE STATUTORY TRUST (CALIFORNIA INSURED FUND AND FLORIDA FUND ONLY)

         The Trustees of Voyageur Investment Trust unanimously recommend that shareholders of the California Insured Fund and the Florida Fund approve an Agreement and Plan of Redomestication (the "Agreement"), substantially in the form attached to this Proxy Statement/Prospectus as Exhibit D, which would change the state of organization of Voyageur Investment Trust. This proposed change calls for the reorganization of Voyageur Investment Trust from a Massachusetts business trust into a newly formed Delaware statutory trust. This proposed reorganization is referred to throughout this Proxy Statement/Prospectus as the "Redomestication." To implement the Redomestication, the Trustees of Voyageur Investment Trust have approved the Agreement, which contemplates the continuation of the current business of Voyageur Investment Trust in the form of a new Delaware statutory trust, named "Delaware Investments Municipal Trust" (the "DE Trust"). As of the effective date of the Redomestication, the DE Trust will have series (each a "DE Fund" and, together, the "DE Funds") that correspond to each of the then current series of Voyageur Investment Trust (each an "MA Fund" and, together, the "MA Funds"). Each DE Fund will have the same name as its corresponding MA Fund.

WHY AM I BEING ASKED TO VOTE ON THE REDOMESTICATION?

         The Board of Trustees of Voyageur Investment Trust (the "VIT Board") is submitting the Redomestication to the vote of shareholders of all the MA Funds in Voyageur Investment Trust, including the shareholders of the California Insured and Florida Funds. In particular, you are entitled to vote and are being asked to vote on the Redomestication even in the event the reorganization for your particular Acquired Fund into its corresponding Acquiring Fund is approved by shareholders.

WHAT WILL THE REDOMESTICATION MEAN FOR THE FUNDS AND FOR YOU?

         If the Agreement is approved by shareholders and the Redomestication is implemented, the DE Funds would have the same investment goals, policies, and restrictions as their corresponding MA Funds. The Board, including any persons elected under Proposal 1, and officers of the DE Trust would be the same as those of Voyageur Investment Trust, and would operate the DE Trust and the DE Funds in the same manner as these persons previously operated Voyageur Investment Trust and the MA Funds except as otherwise described below. Thus, on the effective date of the Redomestication, you would hold an interest in the applicable DE Fund that is equivalent to your then interest in the corresponding MA Fund. For all practical purposes, a shareholder's investment in Voyageur Investment Trust and the MA Funds would not change.

WHY ARE THE TRUSTEES RECOMMENDING APPROVAL OF THE AGREEMENT AND THE REDOMESTICATION?

         Most of the funds within the Delaware Investments Family of Funds are series of Delaware statutory trusts. Voyageur Investments Trust, however, is organized as a Massachusetts business trust. The lack of uniformity among the laws applicable to the various Delaware Investments Funds poses administrative complications and costs that the VIT Board desires to eliminate. Consequently, the VIT Board proposes that Voyageur Investment Trust be redomesticated to Delaware.

         The VIT Board desires to achieve administrative economies, such as eliminating, frequent filings within the Commonwealth of Massachusetts, which are expected to result from the Redomestication. Delaware statutory trusts provide much greater flexibility for a fund to respond quickly to changes in market or regulatory conditions. This enhanced flexibility had caused a number of major fund complexes, including the Delaware Investments Family of Funds, to adopt this form of organization in recent years. The MA Funds are also expected to benefit from the administrative economies that will result from having uniform organizational documents and uniform state reporting and filing obligations. Accordingly, the VIT Board believes that it is in the best interests of the shareholders to approve the Agreement.

WHAT ARE THE ADVANTAGES OF A DELAWARE STATUTORY TRUST?

         Investment companies formed as Delaware statutory trusts have certain advantages over investment companies organized as Massachusetts business trusts. Under Delaware law, investment companies are able to simplify their operations by reducing administrative burdens. For example, Delaware law allows greater flexibility in drafting and amending an investment company's governing documents, which can result in greater efficiencies of operation and savings for an investment company and its shareholders. Delaware law does not require that the Declaration of Trust and any amendments to the Declaration of Trust be filed with the State of Delaware, while Massachusetts law requires that the Declaration of Trust and any amendments to the Declaration of Trust be filed with the Commonwealth of Massachusetts and the clerk of the city in Massachusetts in which the fund has a usual place of business. Voyageur Investment Trust's Declaration of Trust thus requires that any instrument, including VIT Board resolutions, that establishes or designates any series shall be treated as an amendment to the Declaration of Trust, which must therefore be filed in Massachusetts. Such filings are not required by the DE Trust's Declaration of Trust. In addition, the simpler Delaware procedures allow the DE Trust to file a one-page Certificate of Trust with the State of Delaware, which rarely needs to be amended. Another advantage of Delaware statutory trusts is greater certainty regarding limiting the liability of shareholders for obligations of the trust or its trustees and regarding limiting the liability of one series for obligations of other series within the trust.

         Furthermore, as described below, in Delaware there is a well-established body of legal precedent in the area of corporate law that may be relevant in deciding issues pertaining to the DE Trust. This could benefit the DE Trust and its shareholders by, for example, making litigation involving the interpretation of provisions in the DE Trust's governing documents less likely or, if litigation should be initiated, less burdensome or expensive.

HOW DO THE MASSACHUSETTS BUSINESS TRUST LAW AND VOYAGEUR INVESTMENT TRUST'S GOVERNING DOCUMENTS COMPARE TO THE DELAWARE STATUTORY TRUST LAW AND THE DE TRUST'S GOVERNING DOCUMENTS?

         The following summary compares certain rights and characteristics of Voyageur Investment Trust and its shares to the DE Trust and its shares. The summary is qualified in its entirety by the more complete comparisons of Massachusetts business trust law and Delaware statutory trust law, and a comparison of the relevant provisions of the governing documents of Voyageur Investment Trust and the DE Trust, attached as Exhibit E to this Proxy Statement/Prospectus, which is entitled "A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW."

         Reorganizing Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust is expected to provide several benefits to Voyageur Investment Trust and its shareholders. The operations of a Delaware statutory trust formed under the Delaware Act are governed by a declaration of trust and by-laws. The DE Trust's Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws streamline some of the provisions in Voyageur Investment Trust's current Declaration of Trust and By-Laws, and, thus, should lead to enhanced flexibility in management and administration as compared to Voyageur Investment Trust's current operation as a Massachusetts business trust. As a Delaware statutory trust, the DE Trust may be able to adapt more quickly and cost effectively to new developments in the mutual fund industry and the financial markets.

         Funds formed as Delaware statutory trusts under the Delaware Statutory Trust Act (the "Delaware Act") are granted a significant amount of operational flexibility, resulting in efficiencies of operation that may translate into savings for a fund, such as the DE Trust, and the fund's shareholders. For example, the Delaware Act authorizes trust management to take various actions without requiring shareholder approval if permitted by the governing instrument, such as fund mergers or the sale of all or substantially all of the assets of a trust, or a series thereof (see discussion below). Additionally, unlike Massachusetts business trust law, the Delaware Act permits any amendment to the statutory trust's governing instrument without the need for a state or city filing, which can reduce administrative burdens and costs.

         Moreover, to the extent provisions in the DE Trust's Declaration of Trust and By-Laws are addressed by rules and principles established under Delaware corporate law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of the DE Trust's Declaration of Trust and By-Laws. Applying this body of law to the operation of the DE Trust should prove beneficial because these laws are extensively developed and business-oriented. In addition, Delaware's Chancery Court is dedicated to business law matters, which means that the judges tend to be more specialized in the nuances of the law that will be applied to the DE Trust. These legal advantages tend to make more certain the resolution of legal controversies and help to reduce legal costs resulting from uncertainty in the law.

         Shares of the DE Trust and Voyageur Investment Trust each have one vote per full share and a proportionate fractional vote for each fractional share. Both the DE Trust and Voyageur Investment Trust provide for noncumulative voting in the election of their Trustees. Like Voyageur Investment Trust, the DE Trust is not required by its governing instrument to hold annual shareholder meetings. For both Voyageur Investment Trust and the DE Trust, shareholder meetings may be called at any time by the Board, by the chairperson of the Board or by the president of the Trust for the purpose of taking action upon any matter deemed by the Board to be necessary or desirable. In addition, a meeting of the shareholders of the DE Trust for the purpose of electing one or more trustees may be called, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the DE Trust shareholders. Voyageur Investment Trust and the DE Trust each provides certain rights to its shareholders to inspect a fund's books and records.

         While shareholders of the DE Trust will have similar distribution and voting rights as they currently have as shareholders of Voyageur Investment Trust, there are certain differences. The organizational structures differ in record date parameters for determining shareholders entitled to notice, to vote, and to a distribution. Under the DE Trust's Declaration of Trust, all or substantially all of the DE Trust's assets may be sold to another fund or trust without shareholder approval unless required by the 1940 Act. Both the DE Trust and Voyageur Investment Trust and any series thereof may be liquidated or dissolved, in each case by the Trustees without shareholder approval.

         Massachusetts business trust law does not specifically provide that the shareholders of Voyageur Investment Trust are not subject to any personal liability for any claims against, or liabilities of, Voyageur Investment Trust solely by reason of being or having been a shareholder of Voyageur Investment Trust or that the liabilities of one series are not enforceable against another series of that trust. Under the Delaware Act, shareholders of the DE Trust will be entitled to the same limitation of personal liability as is extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware. In addition the Delaware Act permits the DE Trust to limit the enforceability of the liabilities of one DE Fund solely to the assets of that DE Fund.

WHAT ARE THE PROCEDURES AND CONSEQUENCES OF THE REDOMESTICATION?

         Immediately upon completion of the proposed Redomestication, the DE Trust will continue the business of Voyageur Investment Trust, and each DE Fund:
(i) will have the same investment goals, policies and restrictions as those of its corresponding MA Fund existing on the date of the Redomestication; (ii) will hold the same portfolio of securities previously held by such corresponding MA Fund; and (iii) will be operated under substantially identical overall management, investment management, distribution, and administrative arrangements as those of its corresponding MA Fund. As the successor to Voyageur Investment Trust's operations, the DE Trust will adopt Voyageur Investment Trust's registration statement under the federal securities laws with amendments to show the new Delaware statutory trust structure.

         Meetings of shareholders of Voyageur Investment Trust may be called by Trustees, the Chairperson of the Board or the president of the Trust.

         The DE Trust was created solely for the purpose of becoming the successor organization to, and carrying on the business of, Voyageur Investment Trust. To accomplish the Redomestication, the Agreement provides that Voyageur Investment Trust, on behalf of each MA Fund, will transfer all of its portfolio securities, any other assets and its liabilities to the DE Trust, on behalf of each corresponding DE Fund. In exchange for these assets and liabilities, the DE Trust will issue shares of each DE Fund to Voyageur Investment Trust, which will then distribute those shares pro rata to shareholders of the corresponding MA Fund. Through this procedure, you will receive exactly the same number, class and dollar amount of shares of each DE Fund as you held in the corresponding MA Fund immediately prior to the Redomestication. You will retain the right to any declared, but undistributed, dividends or other distributions payable on the shares of an MA Fund that you may have had as of the effective date of the Redomestication. As soon as practicable after the date of the Redomestication, Voyageur Investment Trust will be dissolved and will cease its existence.

         The Trustees may terminate the Agreement and abandon the Redomestication at any time prior to the effective date of the Redomestication if the Trustees determine that proceeding with the Redomestication is inadvisable. If the Redomestication is not approved by shareholders of Voyageur Investment Trust, or if the Trustees abandon the Redomestication, Voyageur Investment Trust will continue to operate as a Massachusetts business trust. If the Redomestication is approved by shareholders, it is expected to be completed in the first half of 2005.

WHAT EFFECT WILL THE REDOMESTICATION HAVE ON THE CURRENT INVESTMENT ADVISORY AGREEMENTS?

         As a result of the Redomestication, the DE Trust will be subject to new investment advisory agreements between the DE Trust and DMC on behalf of each of the DE Funds that will be identical in all material respects to the current investment advisory agreements between DMC and Voyageur Investment Trust on behalf of each of the MA Funds.

WHAT EFFECT WILL THE REDOMESTICATION HAVE ON THE SHAREHOLDER SERVICING AGREEMENTS AND DISTRIBUTION PLANS?

         The DE Trust, on behalf of the DE Funds, will enter into agreements with Delaware Service Company, Inc. ("DSC") for fund accounting, transfer agency, dividend disbursing and shareholder services that are substantially identical to the agreements currently in place for Voyageur Investment Trust with DSC. Delaware Distributors, L.P. ("DDLP"), will serve as the distributor for the shares of the DE Funds under a separate underwriting agreement that is substantially identical to the underwriting agreement currently in effect for Voyageur Investment Trust with DDLP.

         As of the effective date of the Redomestication, each DE Fund will have a distribution plan under Rule 12b-1 of the 1940 Act relating to the distribution of that DE Fund's classes of shares, which is identical in all material respects to the distribution plan currently in place for the corresponding classes of shares of the corresponding MA Fund. It is anticipated that there will be no material change to the distribution plan as a result of the Redomestication.

WHAT IS THE EFFECT OF SHAREHOLDER APPROVAL OF THE AGREEMENT?

         Under the 1940 Act, the shareholders of a mutual fund must elect trustees and approve the initial investment advisory agreement(s) for the fund. In addition, if a mutual fund wants to operate under a manager of managers structure (as described more fully below under Proposal 4), shareholders must also approve the use of such structure. Theoretically, if the Agreement is approved by shareholders and Voyageur Investment Trust is reorganized to a Delaware statutory trust, the shareholders would need to vote on these three items for the DE Trust.

         The DE Trust and the DE Funds must obtain shareholder approval of these items in order to comply with the 1940 Act and to operate after the Redomestication. The Trustees, however, have determined that it is in the best interests of the shareholders to avoid the considerable expense of another shareholder meeting to obtain these approvals after the Redomestication. The Trustees, therefore, have determined that by approving the Agreement you are also approving, for purposes of the 1940 Act: (1) the election of the Trustees of Voyageur Investment Trust who are in office at the time of the Redomestication (including the Trustees elected under Proposal 1) as trustees of the DE Trust; (2) new investment advisory agreements between the DE Trust and DMC on behalf of each DE Fund, which are identical in all material respects to the investment advisory agreements currently in place for the MA Funds; and (3) the manager of managers structure for a DE Fund, as described in Proposal 4, but only in the event that such Proposal has been approved by shareholders of the corresponding MA Fund.

         Prior to the Redomestication, if the Agreement is approved by shareholders of Voyageur Investment Trust, the officers will cause Voyageur Investment Trust, as the sole shareholder of the DE Trust and each DE Fund, to vote its shares FOR the matters specified above (or, with respect to the use of the manager of managers structure, in the same manner as shareholders of the particular MA Fund have voted on Proposal 4). This action will enable the DE Trust to satisfy the requirements of the 1940 Act without involving the time and expense of another shareholder meeting.

WHAT IS THE CAPITALIZATION AND STRUCTURE OF THE DE TRUST?

         The DE Trust was formed as a Delaware statutory trust on September 30, 2004 pursuant to the Delaware Act. As of the effective date of the Redomestication, the DE Trust will have separate series, each of which will correspond to the similarly named series of Voyageur Investment Trust, each with an unlimited number of shares of beneficial interest without par value authorized. The shares of each DE Fund will be allocated into classes to correspond to the current classes of shares of the corresponding MA Fund.

         As of the effective date of the Redomestication, like the existing shares you hold, outstanding shares of the DE Trust will be fully paid, nonassessable (e.g., you will not owe any further money to Voyageur Investment Trust to own your shares), and have no preemptive or subscription rights (e.g., no special rights to purchase shares in advance of other investors). The DE Trust will also have the same fiscal year as Voyageur Investment Trust.

ARE THERE ANY TAX CONSEQUENCES FOR SHAREHOLDERS?

         The Redomestication is designed to be "tax-free" for federal income tax purposes so that you will not experience a taxable gain or loss when the Redomestication is completed. Generally, the basis and holding period of your shares in a DE Fund will be the same as the basis and holding period of your shares in the corresponding MA Fund. Consummation of the Redomestication is subject to receipt of a legal opinion from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the DE Trust and Voyageur Investment Trust, that, under the Code, the Redomestication will not give rise to the recognition of income, gain, or loss for federal income tax purposes to Voyageur Investment Trust, the MA Funds, the DE Trust, or the DE Funds, or to their shareholders.

WHAT IF I CHOOSE TO SELL MY SHARES AT ANY TIME?

         A request to sell MA Fund shares that is received and processed prior to the effective date of the Redomestication will be treated as a redemption of shares of that MA Fund. A request to sell shares that is received and processed after the effective date of the Redomestication will be treated as a request for the redemption of the same number of shares of the corresponding DE Fund.

WHAT IS THE EFFECT OF MY VOTING "FOR" THE AGREEMENT?

         By voting "FOR" the Agreement, and if the Redomestication is approved and completed, you will become a shareholder of a mutual fund organized as a Delaware statutory trust, with trustees, investment advisory and subadvisory agreements, a distribution plan, and other service arrangements that are substantially identical to those currently in place for your corresponding MA Fund or Funds. In addition, if the Redomestication is approved and completed, you will have the same exchange and conversion rights that you have currently, including counting the time you held shares of an MA Fund for purposes of calculating any redemption fee on shares you receive of the corresponding DE Fund.

HOW DOES PROPOSAL 1 AFFECT THIS PROPOSAL 3?

         In the event that shareholders of the California Insured Fund approve Proposal 1 (a reorganization into the California Fund) and such reorganization is completed, then the California Insured Fund will not participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust. Rather, the California Insured Fund will be reorganized into the California Fund, a series of Voyageur Mutual Funds, which is already a Delaware statutory trust. In the event that shareholders of the California Insured Fund do not approve Proposal 1, then the California Insured Fund will participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust.

         In the event that shareholders of the Florida Fund approve Proposal 1 (a reorganization into Florida Insured Fund) and such reorganization is completed, then the Florida Fund will be reorganized into the Florida Insured Fund, another series of Voyageur Investment Trust. Whether Voyageur Investment Trust (including the Florida Insured Fund) is then redomesticated into the DE Trust will depend on whether shareholders of Voyageur Investment Trust approve the Redomestication in this Proposal 3. In the event that shareholders of the Florida Fund do not approve Proposal 1, then the Florida Fund will participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust.

WHAT IS NECESSARY TO APPROVE THE AGREEMENT?

         Assuming a quorum is present, the approval of the Agreement requires an affirmative Majority Vote of the outstanding shares of the series of the Trust.

                      THE VIT BOARD OF TRUSTEES RECOMMENDS
                         THAT YOU VOTE "FOR" PROPOSAL 3.


PROPOSAL 4:  TO APPROVE A MANAGER OF MANAGERS STRUCTURE

WHY AM I BEING ASKED TO VOTE ON THIS PROPOSAL?

         The Manager of Managers Structure (as defined below) is intended to enable the Funds to operate with greater efficiency by allowing DMC to employ subadvisers best suited to the needs of the Funds without incurring the expense and delays associated with obtaining shareholder approval of subadvisers or subadvisory agreements. Ordinarily, federal law requires shareholders of a mutual fund to approve a new subadvisory agreement among a mutual fund, its investment manager and a subadviser before such subadvisory agreement may become effective. Specifically, Section 15 of the 1940 Act makes it unlawful for any person to act as an investment adviser (including as a subadviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders. Section 15 also requires that an investment advisory agreement (including a subadvisory agreement) provide that it will terminate automatically upon its "assignment," which, under the 1940 Act, generally includes the transfer of an advisory agreement itself or the transfer of control of the investment adviser through the transfer of a controlling block of the investment adviser's outstanding voting securities.

         To comply with Section 15 of the 1940 Act, a Fund must obtain shareholder approval of a subadvisory agreement in order to employ one or more subadvisers, replace an existing subadviser, change the terms of a subadvisory agreement, or continue the employment of an existing subadviser when that subadviser's agreement terminates because of an "assignment."

         Pursuant to the current Investment Management Agreements between the Trusts and DMC (collectively, the "Investment Management Agreement"), DMC, subject to the supervision of the Boards and approval of shareholders, serves as each Fund's investment manager. As such, DMC is responsible for, among other things, managing the assets of each Fund and making decisions with respect to purchases and sales of securities on behalf of the Funds. DMC is permitted under the Investment Management Agreement, at its own expense, to select and contract with one or more subadvisers to perform some or all of the services for a Fund for which DMC is responsible under such Agreement. If DMC delegates investment advisory duties to a subadviser, DMC remains responsible for all advisory services furnished by the subadviser. Before DMC may engage a subadviser for a Fund, shareholders of the Fund must approve the agreement with such subadviser.

         The proposed "manager of managers" structure, however, would permit DMC, as the Funds' investment manager, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of a Fund without shareholder approval (the "Manager of Managers Structure"). The employment of the Manager of Managers Structure on behalf of a Fund, however, is contingent upon either (i) the Delaware Companies' and DMC's receipt of exemptive relief from the U.S. Securities and Exchange Commission (the "SEC"), or (ii) the adoption of a rule by the SEC authorizing the employment of a Manager of Managers Structure. In either case, the Fund must obtain shareholder approval before it may implement the Manager of Managers Structure. Because a meeting of shareholders is needed to elect a Board of Trustees and to vote on other matters, the Board of Trustees determined to seek shareholder approval of the Manager of Managers Structure at the Meeting to avoid additional meeting and proxy solicitation costs in the future. There can be no assurance that exemptive relief will be granted by the SEC or that a rule authorizing the employment of a Manager of Managers structure will be adopted.

         Adoption and use by a Fund of the Manager of Managers Structure would only enable DMC to hire and replace a subadviser (or materially amend a subadvisory agreement) without shareholder approval. The Manager of Managers Structure would not: (i) permit investment management fees paid by the Fund to be increased without shareholder approval; nor (ii) change DMC's responsibilities to a Fund, including DMC's responsibility for all advisory services furnished by a subadviser.

         At their August 18-19, 2004 Boards of Trustees meetings, the Boards of the Delaware Companies, including a majority of the Independent Trustees, generally approved the use of the Manager of Managers Structure, subject to shareholder approval and action by the SEC as described above. As noted above, the Manager of Managers Structure is intended to enable the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of subadvisers or subadvisory agreements. While DMC and the Boards do not currently expect to use the Manager of Managers Structure after receipt of necessary SEC approval (by order or rule) by hiring one or more subadvisers to manage all or a portion of a Fund's portfolio, DMC and the Boards do intend to make use of such structure in the future in the event they believe that doing so would likely enhance Fund performance by introducing a different investment style or focus. The Boards determined to seek shareholder approval of the Manager of Managers Structure in connection with the Meeting that was otherwise required to be held to avoid an additional meeting and proxy solicitation costs in the future.

         DMC and the Boards believe that the employment of the Manager of Managers Structure will: (1) enable the Boards to act more quickly and with less expense to a Fund in order to appoint an initial or a new subadviser when DMC and the Board believe that such appointment would be in the best interests of that Fund's shareholders; and (2) help the Funds to enhance performance by permitting DMC to allocate and reallocate a Fund's assets among itself and one or more subadvisers when DMC and the Board believe that it would be in the best interests of that Fund's shareholders-- for example, to engage a subadviser with a different investment style if deemed appropriate by DMC.

         Based on the above, the Boards are hereby soliciting shareholder approval of the employment of the Manager of Managers Structure with respect to each Fund, including the Acquired Funds.

HOW DOES THIS PROPOSAL AFFECT MY RIGHT TO VOTE ON SUBADVISORY AGREEMENTS?

         If Proposal 4 is approved, DMC in the future would be permitted to appoint and replace subadvisers for a Fund and to enter into, and approve amendments to subadvisory agreements without first obtaining shareholder approval. The employment of the Manager of Managers Structure is contingent upon the receipt by the Delaware Companies and DMC of exemptive relief from the SEC and/or the adoption of a rule by the SEC authorizing the employment of the Manager of Managers Structure. In all cases, however, the applicable Board, including a majority of the Independent Trustees, must approve new or amended subadvisory agreements and shareholder approval would not be necessary, and DMC's responsibilities to a Fund would remain unchanged and there would be no increase in investment management fees paid by a Fund without further shareholder approval. Until receipt of exemptive relief from the SEC and/or the adoption of an SEC rule authorizing the employment of a Manager of Managers Structure, DMC will only enter into new or amended subadvisory agreements with shareholder approval, to the extent required by law.

         Subadvisory agreements with subadvisers that are affiliated with DMC ("Affiliated Subadvisers"), if any, generally would remain subject to the shareholder approval requirement. The Delaware Companies and DMC may in the future seek SEC exemptive relief or rely on relief obtained by an affiliate, or rely on any further SEC rule, which would permit DMC to enter into new or materially modify subadvisory agreements with Affiliated Subadvisers without shareholder approval. Therefore, under Proposal 4, we are seeking shareholder approval to apply the Manager of Managers Structure to Affiliated Subadvisers, subject to necessary regulatory relief.

         If Proposal 4 is not approved by a Fund's shareholders, then DMC would only enter into new or amended subadvisory agreements with shareholder approval, causing delay and expense in making a change deemed beneficial to that Fund and its shareholders by that Fund's Board.

WHAT ARE THE CONDITIONS OF THE ORDER AND THE RULE?

         The Delaware Companies and DMC expect to file an exemptive application with the SEC within the next [ ] requesting an order permitting DMC to employ a Manager of Managers Structure with respect to the mutual funds for which DMC serves as investment manager, including the Funds (the "Order"). On October 23, 2003, the SEC proposed Rule 15a-5 under the 1940 Act that, if adopted as proposed, would permit the Delaware Companies and DMC to employ a Manager of Managers Structure with respect to the Funds without obtaining the Order (the "Proposed Rule"), provided that shareholders of a Fund approve the Manager of Managers Structure prior to its implementation. To date, the Proposed Rule has not been adopted. In connection with seeking shareholder approval of Proposals 1-3, you are also being asked to approve Proposal 4 and permit the implementation of the Manager of Managers Structure for your Fund contingent upon the receipt by the Delaware Companies and DMC of the Order or the adoption of the Proposed Rule, whichever is earlier. There is no assurance that exemptive relief will be granted or that the Proposed Rule will be adopted.

         The Order would grant a Fund relief from Section 15(a) of the 1940 Act and certain rules under the 1940 Act so that the Delaware Companies and DMC may employ the Manager of Managers Structure with respect to a Fund, subject to certain conditions, including the approval of this Proposal 4 by the Fund's shareholders. Neither a Fund nor DMC would rely on the Order unless all such conditions have been met. Upon finalization of the Proposed Rule, it is expected that the Order will expire and that a Fund using the Manager of Managers Structure will comply with the then final rule's requirements. The ultimate conditions that would be included in the final rule are expected to be similar to those included in the Order, but the conditions could differ to some extent from the conditions imposed under the rule. The conditions for relief that will be in the application for the Order are expected to be substantially similar to those customarily included in similar applications filed by other investment company complexes and approved by the SEC. Such conditions are as follows:

         (1) DMC will provide, pursuant to the Investment Management Agreement, general management services to a Fund, including overall supervisory responsibility of the general management and investment of the Fund's assets and, subject to review and approval of the appropriate Board, will (i) set the Fund's overall investment strategies, (ii) evaluate, select and recommend subadvisers to manage all or a portion of the Fund's assets, (iii) allocate and, when appropriate, reallocate the Fund's assets among one or more subadvisers,
(iv) monitor and evaluate subadviser performance, and (v) implement procedures reasonably designed to ensure that subadvisers comply with the Fund's investment objective, policies and restrictions;

         (2) Before a Fund may rely on the Order, the operation of the Fund pursuant to a Manager of Managers Structure will be approved by a majority of the Fund's outstanding voting shares as defined in the 1940 Act;

         (3) The prospectus for the Fund will disclose the existence, substance and effect of the Order. In addition, the Fund will hold itself out to the public as employing the Manager of Managers Structure. The prospectus will prominently disclose that DMC has ultimate responsibility, subject to oversight by the Board, to oversee the subadvisers and recommend their hiring, termination, and replacement;

         (4) Within 90 days of the hiring of any new subadviser, the Fund will furnish its shareholders with an information statement containing all information about the new subadviser, including, as applicable, aggregate fees paid to DMC and Affiliated Subadvisers and aggregate fees paid to non-affiliated subadvisers. The information statement provided by the Fund will include all information required by Regulation 14C, Schedule 14C and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (except as modified by the Order to permit the aggregate fee disclosure previously described);

         (5) No trustee or officer of the applicable Delaware Company nor director or officer of DMC will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in a subadviser except for (i) ownership of interests in DMC or any entity that controls, is controlled by, or is under common control, with DMC; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly traded company that is either a subadviser or an entity that controls, is controlled by or is under common control with a subadviser;

         (6) At all times, a majority of the Board will be Independent Trustees, and the nomination of new or additional Independent Trustees will be placed within the discretion of the then-existing Independent Trustees;

         (7) Whenever a subadviser change is proposed for the Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the applicable Board minutes, that such change is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which DMC or the Affiliated Subadviser derives an inappropriate advantage;

         (8) As applicable, the Fund will disclose in its registration statement the aggregate fee disclosure referenced in condition four above;

         (9) Independent counsel knowledgeable about the 1940 Act and the duties of Independent Trustees will be engaged to represent the applicable Trust's Independent Trustees. The selection of such counsel will be placed within the discretion of the Independent Trustees;

         (10) DMC will provide the Board, no less frequently than quarterly, with information about DMC's profitability on a per-Fund basis. This information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter;

         (11) Whenever a subadviser is hired or terminated, DMC will provide the Board with information showing the expected impact on DMC's profitability;

         (12) DMC and the Acquired Fund will not enter into a subadvisory agreement with any Affiliated Subadviser without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Acquired Fund;(1) and

         (13) The Order will expire on the effective date of the Proposed Rule, if adopted.

WHAT ARE THE BENEFITS TO THE FUND?

         The Board believes that it is in the best interests of each Fund's shareholders to allow DMC the maximum flexibility to appoint, supervise and replace subadvisers and to amend subadvisory agreements without incurring the expense and potential delay of seeking specific shareholder approval. The process of seeking shareholder approval is administratively expensive to a Fund and may cause delays in executing changes that the Board and DMC have determined are necessary or desirable. These costs are often borne entirely by the Fund. If shareholders approve the policy authorizing a Manager of Managers Structure for a Fund, the Board would be able to act more quickly and with less expense to the Fund to appoint an unaffiliated subadviser, when the Board and DMC believe that the appointment would be in the best interests of the Fund and its shareholders.

--------
(1) However, a discussed above, you are being asked to approve the Manager of Managers Structure with respect to Affiliated Subadvisers as well as subadvisers who are not affiliated with DMC, subject to receipt of further regulatory approval either through an SEC rule or exemptive relief.

         Although shareholder approval of new subadvisory agreements and amendments to existing subadvisory agreements is not required under the proposed Manager of Managers Structure, the Board, including a majority of the Independent Trustees, would continue to oversee the subadviser selection process to help ensure that shareholders' interests are protected whenever DMC would seek to select a subadviser or modify a subadvisory agreement. Specifically, the Board, including a majority of the Independent Trustees, would still be required to evaluate and approve all subadvisory agreements as well as any modification to an existing subadvisory agreement. In reviewing new subadvisory agreements or modifications to existing subadvisory agreements, the Board will analyze all factors that it considers to be relevant to the determination, including the nature, quality and scope of services to be provided by the subadviser, the investment performance of the assets managed by the subadviser in the particular style for which a subadviser is sought, as well as the subadviser's compliance with Federal securities laws and regulations.

WHAT DID THE BOARD CONSIDER IN REVIEWING THIS PROPOSAL?

         In determining that the Manager of Managers Structure was in the best interests of Fund shareholders, the Boards, including a majority of the Independent Trustees, considered the factors below, and such other factors and information it deemed relevant, prior to approving and recommending the approval of the Manager of Managers Structure:

         (1) A Manager of Managers Structure will enable DMC to employ subadvisers with varying investment styles or investment focuses to help enhance performance by expanding the securities in which a Fund invests;

         (2) A Manager of Managers Structure will enable DMC to promptly reallocate Fund assets among itself and one or more subadvisers in response to varying market conditions;

         (3) A Manager of Managers Structure will enable the Board to act more quickly, with less expense to a Fund, in appointing new subadvisers when the Board and DMC believe that such appointment would be in the best interests of Fund shareholders;

         (4) DMC would be directly responsible for (i) establishing procedures to monitor a subadviser's compliance with the Fund's investment objectives and policies, (ii) analyzing the performance of the subadviser and (iii) recommending allocations and reallocations of Fund assets among itself and one or more subadvisers; and

         (5) No subadviser could be appointed, removed or replaced without Board approval and involvement.

         Further, the Independent Trustees were advised by independent legal counsel with respect to these matters.

     HOW DOES PROPOSAL 1 AFFECT THIS PROPOSAL 4?

         Trust management and the Boards are submitting to the vote of shareholders of all Funds, including the Acquiring Funds, the use of the Manager of Managers Structure. In particular, you are being asked to vote on this Proposal in the event the reorganization for your particular Acquired Fund is not approved by shareholders or the reorganization of your Acquired Fund into its corresponding Acquiring Fund is not otherwise completed.

         In the event, however, shareholders of your Acquired Fund approve Proposal 1 (a reorganization with the corresponding Acquiring Fund) and such reorganization is completed, then the Manager of Managers Structure will not be used for your Acquired Fund and may only be used with the corresponding Acquiring Fund if approved by the Acquiring Fund's shareholders at the Meeting. Shareholders of an Acquired Fund will not have the right to vote on the Manager of Managers Structure as it applies to the corresponding Acquiring Fund.

                        THE BOARD OF TRUSTEES RECOMMENDS
                         THAT YOU VOTE "FOR" PROPOSAL 4


                               VOTING INFORMATION

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Only shareholders of record of the Acquired Funds at the close of business on December 1, 2004 (the "Record Date") will be entitled to notice of and to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve a Proposal on behalf of an Acquired Fund are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of an Acquired Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting as to that Fund for that Proposal. The Meeting as to one or more Acquired Funds may also be adjourned by the Chairperson of the Meeting. Any adjournment may be with respect to one or more Proposals for an Acquired Fund, but not necessarily for all Proposals for all Acquired Funds.

         Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" Proposals 1, 3 and 4, but will have no affect with respect to Proposal 2, which is the election of Trustees. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

         You may attend the Meeting and vote in person. You may also vote by completing, signing and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposals and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a Legal Proxy from your broker of record and present it at the Meeting.

MAY I REVOKE MY PROXY?

         Shareholders may revoke their proxy at any time before it is voted by sending a written notice to the applicable Trust expressly revoking their proxy, by signing and forwarding to the applicable Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Boards of Trustees of the Trusts do not intend to bring any matters before the Meeting other than those described in this Proxy
Statement/Prospectus. The Boards are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

         Only shareholders of record on the Record Date will be entitled to vote at the Meeting. The outstanding shares of the Trusts entitled to vote as of the Record Date are set forth in the table below.

                                  FUND                                                      SHARES
------------------------------------------------------------------------- -------------------------------------------
VOYAGER MUTUAL FUNDS
  Arizona Fund
  California Fund
  Delaware Minnesota High Yield Municipal Bond Fund
  Delaware Tax-Free Idaho Fund
  Delaware Tax-Free New York Fund

VOYAGER INVESTMENT TRUST
   California Insured Fund
   Florida Fund
   Florida Insured Fund
   Delaware Tax-Free Missouri Insured Fund
   Delaware Tax-Free Oregon Insured Fund


WHAT OTHER SOLICITATIONS WILL BE MADE?

         This proxy solicitation is being made by the Board of Trustees of the Trusts for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Trusts will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Trusts may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of each Trust, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews. The Trusts have engaged [DF King & Co.] to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $[ ] to $[ ], including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. The Trusts' have also agreed to indemnify [D.F. King] against certain liabilities and expenses, including liabilities under the federal securities laws. The Trust expects that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations. If a Trust does not receive your proxy card by a certain time, you may receive a telephone call from [DF King & Co.] asking you to vote.

WHO WILL PAY THE EXPENSES OF THE PROPOSALS?

         The costs of the of Proposals, including the costs of soliciting proxies, will be borne by one or more of the Trusts, the other Delaware Companies and DMC, as described below.

         With respect to Proposal 1, except as provided below, the expenses resulting from an Acquired Fund's participation in a Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the Acquiring Fund, and 33.34% by DMC. The expenses borne by the Florida Fund in connection with the Transaction will limited to no more than $15,000 and DMC will bear the Florida Fund's one-third portion of expenses that exceed $15,000.

         With respect to Proposal 2, the election of Trustees of the Trusts (and to the Boards of Trustees/Directors of the other Delaware Companies), the Trusts, along with the other Delaware Companies participating in the Meeting, will bear the expenses equally in connection with the election of such nominees.

         With respect to Proposal 3, because the Redomestication will benefit Voyageur Investment Trust and its shareholders, the Board of Trustees of Voyageur Investment Trust has authorized that the expenses incurred in the Redomestication, including the estimated costs associated with soliciting proxies with respect to this Proposal, shall be paid by Voyageur Investment Trust (and therefore indirectly by shareholders), whether or not the Redomestication is approved by shareholders.

         With respect to Proposal 4, the Trusts, along with the other Delaware Companies participating in the Meeting, will bear the expenses equally in connection with seeking shareholder approval for use of a manager of managers structure.

HOW DO I SUBMIT A SHAREHOLDER PROPOSAL?

         Neither Trust is required to, and they do not intend to, hold regular annual shareholders' meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders' meeting should send his or her written proposal to the offices of the Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust's proxy statement or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

         On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of any series, or class thereof, of the Trust.

         To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit F, owned of record 5% or more of the outstanding shares of any class of any series of the Trusts. Except as noted in Exhibit F, the Trusts has no knowledge of beneficial ownership.

               INDEPENDENT ACCOUNTANTS AND AUDIT COMMITTEE REPORT

         The firm of Ernst & Young LLP has been selected as the independent auditor for the Trusts. In accordance with Independence Standards Board Standard No. 1 ("ISB No. 1"), Ernst & Young LLP has confirmed to each Trust's Audit Committee regarding the independence of Ernst & Young LLP. The Audit Committee must approve all audit and non-audit services provided by Ernst & Young LLP relating to the operations or financial reporting of the Trusts. The Audit Committee reviews any audit or non-audit services to determine whether they are appropriate and permissible under applicable law.

         Each Trust's Audit Committee has adopted policies and procedures to provide a framework for the Audit Committee's consideration of non-audit services by Ernst & Young LLP. These policies and procedures require that any non-audit service to be provided by Ernst & Young LLP to a Trust, DMC or any entity controlling, controlled by or under common control with DMC that relate directly to the operations and financial reporting of a Trust are subject to pre-approval by the Audit Committee or the Chairperson of the Audit Committee before such service is provided.

         As required by its charter, each Trust's Audit Committee has reviewed and discussed with Trust management and representatives from Ernst & Young LLP the audited financial statements for the Trust's last fiscal year. The Audit Committee has discussed with the independent auditors the matters required to be discussed by Statement of Auditing Standards 61. The Audit Committee also received the written disclosures and the letter from its independent auditors required by ISB No. 1, and discussed with a representative of Ernst & Young LLP the independent auditor's independence. Each Trust's Board of Trustees considered the financial information systems design and implementation fees and other fees received by Ernst & Young LLP from DMC and its affiliates during the last fiscal year in connection with its consideration of the auditors' independence.

         AUDIT FEES. The aggregate fees billed by Ernst & Young LLP in connection with the annual audit of each Trust's financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements for the fiscal years ended August 31, 2004 and 2003 for the Trusts are set forth below:

----------------------------------------- ------------------------------------- --------------------------------------
                                          AUDIT FEES                            AUDIT FEES
TRUST                                     FOR FYE 8/31/04                       FOR FYE 8/31/03
----------------------------------------- ------------------------------------- --------------------------------------
Voyageur Mutual Funds
----------------------------------------- ------------------------------------- --------------------------------------
Voyageur Investment Trust
----------------------------------------- ------------------------------------- --------------------------------------

         AUDIT-RELATED FEES. The aggregate fees billed by the Trusts independent auditors for services relating to the performance of the audit of each Trust financial statements and not reported above under "Audit Fees" are described below for the fiscal years ended August 31, 2004 and 2003. The percentage of these fees relating to services approved by the Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

----------------------------------------- ------------------------------------- --------------------------------------
                                          AUDIT-RELATED FEES                    AUDIT-RELATED FEES
TRUST                                     FOR FYE 8/31/04                       FOR FYE 8/31/03
----------------------------------------- ------------------------------------- --------------------------------------
Voyageur Mutual Funds
----------------------------------------- ------------------------------------- --------------------------------------
Voyageur Investment Trust
----------------------------------------- ------------------------------------- --------------------------------------

         The aggregate fees billed by Ernst & Young LLP for services relating to the performance of the audit of the financial statements of DMC and other service providers under common control with DMC that relate directly to the operations or financial reporting of a Trust for the fiscal years ended August 31, 2004 and 2003. The percentage of these fees relating to services approved by the Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of agreed-upon procedures reports to the Boards of Trustees in connection with the annual accounting service agent contract renewal and the pass-through of internal legal costs relating to the operations of the Trust.

         TAX FEES. The aggregate fees billed by the Trusts' independent auditors for tax-related services provided to each Trust are described below for the fiscal years ended August 31, 2004 and 2003. The percentage of these fees relating to services approved by the Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax and excise tax returns.

----------------------------------------- ------------------------------------- --------------------------------------
                                          TAX FEES                              TAX FEES
TRUST                                     FOR FYE 8/31/04                       FOR FYE 8/31/03
----------------------------------------- ------------------------------------- --------------------------------------
Voyageur Mutual Funds
----------------------------------------- ------------------------------------- --------------------------------------
Voyageur Investment Trust
----------------------------------------- ------------------------------------- --------------------------------------

         The aggregate fees billed by the Trusts' independent auditors for tax-related services provided to DMC and other service providers under common control with DMC that relate directly to the operations or financial reporting of the Trusts were $0 for each Trust last two completed fiscal years ended on August 31, 2004 and August 31, 2003.

         ALL OTHER FEES. The aggregate fees billed for all services provided by the independent auditors to the Trusts other than those set forth above were [$0] for the prior two fiscal years.

         The aggregate fees billed for all services other than those set forth above provided by the Trusts' independent auditors to DMC and other service providers under common control with and that relate directly to the operations or financial reporting of the Trusts were [$0] for the Trusts prior two fiscal years.

         AGGREGATE NON-AUDIT FEES TO THE TRUSTS, DMC AND SERVICE PROVIDER AFFILIATES. The aggregate non-audit fees billed by the independent auditors for services rendered to Voyageur Mutual Funds and to DMC and other service providers under common control with DMC, were $[ ] and $[ ] for fiscal years ended August 31, 2004 and August 31, 2003, respectively. The aggregate non-audit fees billed by the independent auditors for services rendered to the Voyageur Investment Trust and DMC and other service providers under common control with DMC were $[ ] and $[ ] for fiscal years ended August 31, 2004 and August 31, 2003, respectively.

         In connection with its selection of the independent auditors, the Audit Committee has considered the independent auditors' provision of non-audit services to DMC and other service providers under common control with the DMC that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

                    COMMUNICATIONS TO THE BOARDS OF TRUSTEES

         Shareholders who wish to communicate to the full Boards of Trustees may address correspondence to [Walter P. Babich,] Coordinating Trustee for the Trusts, c/o Voyageur Mutual Funds (or) Voyageur Investment Trust (as the case may be) at 2005 Market Street, Philadelphia, Pennsylvania, 19103. Shareholders may also send correspondence to the Coordinating Trustee or any individual Trustee c/o Voyageur Mutual Funds (or) Voyageur Investment Trust (as the case may be) at 2005 Market Street, Philadelphia, Pennsylvania 19103. Without opening any such correspondence, Trust management will promptly forward all such correspondence to the intended recipient(s).

DELAWARE INVESTMENTS                                   Your prompt response will
                                                      save your Fund the expense
                                                         of additional mailings.

            Please fold and detach card at perforation before mailing

                                  VOYAGEUR [ ]
                          JOINT MEETING OF SHAREHOLDERS
                     FORM OF PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Richelle S. Maestro, Brian L. Murray, Jr., David P. O'Connor and Michael P. Bishof or any one of them, attorneys, with full power of substitution, to vote all shares of the Delaware Tax-Free [ ] Fund (the "Fund"), a series of the Voyageur [ ] (the "Trust"), as indicated above which the undersigned is entitled to vote at a Joint Meeting of Shareholders of the Trust to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on March 15, 2005 at 4 p.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposals described in the Proxy Statement/Prospectus as specified on the reverse side.

Receipt of the Notice of Joint Meeting and the accompanying Proxy
Statement/Prospectus is hereby acknowledged.

                                                    Date: ______________________

                                               NOTE: Please sign exactly as your
                                                name appears on this proxy card.
                                           When signing in a fiduciary capacity,
                                                such as executor, administrator,
                                              trustee, attorney, guardian, etc.,
                                               please so indicate. Corporate and
                                                   partnership proxies should be
                                                  signed by an authorized person
                                                  indicating the person's title.



                                          Signature(s) (Title(s), if applicable)

                    PLEASE SIGN, DATE, AND RETURN PROMPTLY IN
                                ENCLOSED ENVELOPE


          * Please fold and detach card at perforation before mailing *

Please refer to the Proxy Statement/Prospectus discussion of each of these proposals.

IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with the views of management.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

                   PLEASE VOTE BY FILLING IN THE BOXES BELOW.


1.     To approve the Plan of Reorganization between           FOR             AGAINST          ABSTAIN
       the Trust on behalf of the Fund, and Voyageur [
       ], on behalf of the Delaware Tax-Free [  ] Fund
       (the "Acquiring Fund") which provides for: (i)          [ ]               [ ]              [ ]
       the acquisition by the Acquiring Fund of
       substantially all of the assets of the Fund, in
       exchange for shares of the Acquiring Fund and
       the assumption by the Acquiring Fund of the
       liabilities of the Fund; (ii) the pro rata
       distribution of shares of the Acquiring Fund to
       the shareholders of the Fund; and (iii) the
       liquidation and dissolution of the Fund.

2.     To elect the 8 nominees specified as Trustees:         FOR all               WITHHOLD
       Jude T. Driscoll, John A. Fry, Anthony D.            nominees listed        Authority to
       Knerr, Ann R. Leven, Thomas F. Madison, Janet      (except as marked to     vote for all
       L. Yeomans, [Nominee], [Nominee]                    the contrary at          nominees.
                                                              left).

                                                               [ ]                    [ ]

       (INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR
       ANY INDIVIDUAL NOMINEE(S), WRITE THE NAME(S) OF
       THE NOMINEE(S) ON THE LINE BELOW.)

       -------------------------------------------------

3.     [For Voyageur Investment Trust only] To approve         FOR             AGAINST          ABSTAIN
       an Agreement and Plan of Redomestication of the
       Trust from a Massachusetts business trust to a          [ ]               [ ]              [ ]
       Delaware statutory trust.

4.     To approve the use of a "manager of managers"           FOR             AGAINST          ABSTAIN
       structure whereby the investment manager of the
       funds of the Trust will be able to hire and             [ ]               [ ]              [ ]
       replace subadvisers without shareholder
       approval.





                              EXHIBITS TO COMBINED

                         PROXY STATEMENT AND PROSPECTUS

EXHIBIT

A        Form of Agreement and Plan of Reorganization

B Form of Plan of Reorganization by Voyageur Investment Trust (on behalf of the Florida and Florida Insured Fund)

C        Executive Officers of the Funds

D Form of Agreement and Plan of Redomestication between Voyageur Investment Trust and Delaware Investments Municipal Trust

E        A Comparison of Governing Documents and State Law

F        Principal Holder of Shares

                          OTHER DOCUMENTS INCLUDED WITH
                         THIS PROXY STATEMENT/PROSPECTUS

o Prospectus of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Florida Insured Fund dated November 30, 2004, as previously filed via EDGAR, is incorporated into
         this filing by reference to Post-Effective Amendment No. [   ] filed on
        [              ]. [To be completed by Pre-Effective Amendment].

                                    EXHIBIT A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this ___ day of ________ 2004, by and between Delaware Group [ ] (the "[Surviving] Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware [ ] Fund ("[Surviving] Fund"), and [Delaware Group] [ ] [Fund/Trust] (the "[Target] Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware [ ] Fund ("[Target] Fund").

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the [Surviving] Trust on behalf of the [Surviving] Fund of substantially all of the property, assets and goodwill of the [Target] Fund in exchange solely for (a) shares of beneficial interest, no par value, of the [Surviving] Fund - Class A ("[Surviving] Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the [Surviving] Fund - Class B ("[Surviving] Fund Class B Shares"),
(c) shares of beneficial interest, no par value, of the [Surviving] Fund - Class C ("[Surviving] Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the [Surviving] Fund - Class R ("[Surviving] Fund Class R Shares"),
(e) shares of beneficial interest, no par value, of the [Surviving] Fund - Institutional Class ("[Surviving] Fund Institutional Class Shares"), and (f) the assumption by the [Surviving] Trust on behalf of the [Surviving] Fund of all of the liabilities of the [Target] Fund; (ii) the distribution of (a) [Surviving] Fund Class A shares to the shareholders of [Target] Fund - Class A Shares ("[Target] Fund Class A Shares"), (b) [Surviving] Fund Class B Shares to the shareholders of [Target] Fund - Class B Shares ("[Target] Fund Class B Shares"),
(c) [Surviving] Fund Class C Shares to the shareholders of [Target] Fund - Class C Shares ("[Target] Fund Class C Shares"), (d) [Surviving] Fund Class R Shares to the shareholders of [Target] Fund - Class R Shares ("[Target] Fund Class R Shares"), and (e) [Surviving] Fund Institutional Class Shares to the shareholders of [Target] Fund - Institutional Class Shares ("[Target] Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the [Target] Fund; and (iii) the dissolution of the [Target] Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE [TARGET] FUND

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Surviving] Trust herein contained, and in consideration of the delivery by the [Surviving] Trust of the number of its shares of beneficial interest of the [Surviving] Fund hereinafter provided, the [Target] Trust, on behalf of the [Target] Fund, agrees that it will sell, convey, transfer and deliver to the [Surviving] Trust, on behalf of the [Surviving] Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the [Target] Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the [Target] Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the [Target] Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the [Target] Fund as liability reserves, (2) to discharge all of the [Target] Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the [Target] Trust shall reasonably deem to exist against the [Target] Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the [Target] Fund (hereinafter "Net Assets"). The [Target] Trust, on behalf of the [Target] Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The [Target] Trust agrees to use commercially reasonable efforts to identify all of the [Target] Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Target] Trust on behalf of the [Target] Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the [Surviving] Trust agrees at the Closing to assume the Liabilities, on behalf of the [Surviving] Fund, and to deliver to the [Target] Trust on behalf of the [Target] Fund: (i) the number of [Surviving] Fund Class A Shares, determined by dividing the net asset value per share of [Target] Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the [Target] Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of [Surviving] Fund Class B Shares, determined by dividing the net asset value per share of [Target] Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class B Shares as of Close of Business on the Valuation Date;
(iii) the number of [Surviving] Fund Class C Shares, determined by dividing the net asset value per share of [Target] Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of [Surviving] Fund Class R Shares, determined by dividing the net asset value per share of [Target] Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of [Surviving] Fund Institutional Class Shares, determined by dividing the net asset value per share of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in
Section 2 hereof.

                  (c) As soon as practicable following the Closing, the [Target] Trust shall dissolve the [Target] Fund and distribute pro rata to the [Target] Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the [Surviving] Fund received by the [Target] Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the [Surviving] Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the [Target] Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the [Surviving] Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the [Surviving] Fund will be issued to shareholders of the [Target] Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be cancelled and shall no longer be evidence ownership; provided, however, that the shareholders of the [Target] Fund holding such certificates shall be entitled to surrender such certificates to the transfer agent for the [Surviving] Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Fund shall not be issued, but such fractional shares shall continue to be carried by the [Surviving] Trust in book entry form for the account of such shareholder.

                  (e) At the Closing, each shareholder of record of the [Target] Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the [Target] Fund that such person had on such Distribution Record Date.

         2.       VALUATION

                  (a) The value of the [Target] Fund's Net Assets to be acquired by the [Surviving] Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the [Surviving] Fund Class A Shares, [Surviving] Fund Class B Shares, [Surviving] Fund Class C Shares, [Surviving] Fund Class R Shares and [Surviving] Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the [Surviving] Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the [Target] Fund Class A Shares, [Target] Fund Class B Shares, [Target] Fund Class C Shares, [Target] Fund Class R Shares and [Target] Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

         3.       CLOSING AND VALUATION DATE

                  The Valuation Date shall be [ ], 2004, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the [Surviving] Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the [Surviving] Trust or [Target] Trust, accurate appraisal of the value of the net assets of the [Target] Fund or the [Surviving] Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the [Target] Fund and the [Surviving] Fund is practicable in the judgment of the [Surviving] Trust and [Target] Trust. The [Target] Trust shall have provided for delivery as of the Closing of those Net Assets of the [Target] Fund to be transferred to the [Surviving Fund's] Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245]. Also, the [Target] Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its [Target] Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The [Surviving] Trust shall issue and deliver a certificate or certificates evidencing the shares of the [Surviving] Fund to be delivered at the Closing to said transfer agent registered in such manner as the [Target] Trust may request, or provide evidence satisfactory to the [Target] Trust in such manner as the [Target] Trust may request that such shares of beneficial interest of the [Surviving] Fund have been registered in an open account on the books of the [Surviving] Fund.

         4.       REPRESENTATIONS AND WARRANTIES BY THE [TARGET] TRUST

                  The [Target] Trust represents and warrants to the [Surviving] Trust that:

                  (a) The [Target] Trust is a statutory trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Target] Trust, of which the [Target] Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest of the [Target] Fund, with no par value. Each outstanding share of the [Target] Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

                  (c) The financial statements appearing in the [Target] Fund Annual Report to Shareholders for the fiscal year ended [ ], audited by Ernst & Young, LLP, copies of which have been delivered to the [Surviving] Trust, and any unaudited financial statements, copies of which may be furnished to the [Surviving] Trust, fairly present the financial position of the [Target] Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the [Target] Fund made available to the [Surviving] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Target] Fund.

                  (e) The statement of assets and liabilities to be furnished by the [Target] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the [Target] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The [Target] Trust has the necessary power and authority to conduct its business and the business of the [Target] Fund as such businesses are now being conducted.

                  (h) The [Target] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (i) The [Target] Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the [Target] Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the [Target] Trust nor the [Target] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The [Target] Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The [Target] Trust has elected to treat the [Target] Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Code, the [Target] Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         5.       REPRESENTATIONS AND WARRANTIES BY THE [SURVIVING] TRUST

                  The [Surviving] Trust represents and warrants to the [Target] Trust that:

                  (a) The [Surviving] Trust is a statutory trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Surviving] Trust, of which the [Surviving] Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Surviving] Fund. Each outstanding share of the [Surviving] Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the [Target] Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the [Surviving] Fund to be furnished by the [Surviving] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the [Surviving] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the [Surviving] Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The [Surviving] Trust has the necessary power and authority to conduct its business and the business of the [Surviving] Fund as such businesses are now being conducted.

                  (g) The [Surviving] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The [Surviving] Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the [Surviving] Trust nor the [Surviving] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the [Surviving] Fund made available to the [Target] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Surviving] Fund.

                  (k) The [Surviving] Trust has elected to treat the [Surviving] Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the [Surviving] Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         6. REPRESENTATIONS AND WARRANTIES BY THE [TARGET] TRUST AND THE [SURVIVING] TRUST

                  The [Target] Trust and the [Surviving] Trust each represents and warrants to the other that:

                  (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such [Target] Fund or [Surviving] Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such [Target] Fund or [Surviving] Fund. On behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the [Target] Fund or [Surviving] Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the [Target] Fund or [Surviving] Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the [Target] Fund or [Surviving] Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the [Target] Fund or [Surviving] Fund, as appropriate.

                  (d) All information provided to the [Target] Trust by the [Surviving] Trust, and by the [Target] Trust to the [Surviving] Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the [Target] shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the [Target] Trust with respect to the approval of the [Target] Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       COVENANTS OF THE [TARGET] TRUST

                  (a) The [Target] Trust covenants to operate business of the [Target] Fund as presently conducted between the date hereof and the Closing.

                  (b) The [Target] Trust undertakes that the [Target] Fund will not acquire the shares of beneficial interest of the [Surviving] Fund for the purpose of making distributions thereof other than to the [Target] Fund's shareholders.

                  (c) The [Target] Trust covenants that by the Closing, all of the [Target] Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The [Target] Trust will at the Closing provide the [Surviving] Trust with:

                           (1) A statement of the respective tax basis of all
                  investments to be transferred by the [Target] Fund to the [Surviving] Fund.

                           (2) A copy (which may be in electronic form) of the
                  shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the [Target] Fund with respect to each shareholder, for all of the shareholders of record of the [Target] Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the [Surviving] Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The Board of Trustees of the [Target] Trust shall call and the [Target] Trust shall hold, a Special Meeting of the [Target] Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and the [Target] Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The [Target] Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

                  (f) The [Target] Trust shall supply to the [Surviving] Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       COVENANTS OF THE [SURVIVING] TRUST

                  (a) The [Surviving] Trust covenants that the shares of beneficial interest of the [Surviving] Fund to be issued and delivered to the [Target] Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the [Surviving] Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The [Surviving] Trust covenants to operate the business of the [Surviving] Fund as presently conducted between the date hereof and the Closing.

                  (c) The [Surviving] Trust covenants that by the Closing, all of the [Surviving] Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The [Surviving] Trust shall supply to the [Target] Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The [Surviving] Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the [Surviving] Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the [Target] Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. CONDITIONS PRECEDENT TO BE FULFILLED BY THE [TARGET] TRUST AND THE [SURVIVING] TRUST


                  The obligations of the [Target] Trust and the [Surviving] Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the [Target] Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the [Target] Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

                  (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the [Target] Fund or the [Surviving] Fund.

                  (g) That prior to or at the Closing, the [Target] Trust and the [Surviving] Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the [Target] Trust and the [Surviving] Trust in certificates delivered to SRSY:

                           (1) The acquisition by the [Surviving] Fund of
                  substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the [Surviving] Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the [Target] Fund to its shareholders of the [Surviving] Fund shares in complete liquidation of the [Target] Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the [Surviving] Fund and the [Target] Fund will each be a "party to the reorganization" within the meaning of
                  Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  [Target] Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the
                  [Surviving] Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  [Target] Fund upon the distribution of the [Surviving] Fund shares to the [Target] Fund shareholders in accordance with
                  Section 1 hereof in liquidation of the [Target] Fund under
                  Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the [Target] Fund
                  received by the [Surviving] Fund will be the same as the basis of such assets to the [Target] Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the [Target]
                  Fund received by the [Surviving] Fund will include the period during which such assets were held by the [Target] Fund under
                  Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the [Target] Fund upon the exchange of their shares in the [Target] Fund for the voting shares (including fractional shares to which they may be entitled) of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the [Surviving] Fund shares received
                  by the [Target] Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the [Target] Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the [Surviving] Fund's
                  shares received by the [Target] Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the [Target] Fund's shares surrendered in exchange therefor, provided that the [Target] Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The [Surviving] Fund will succeed to and take
                  into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the [Target] Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (h) That the [Surviving] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Target] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Target] Trust was created as a [statutory
                  trust] [business trust] under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachussetts];

                           (2) The [Target] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value, of the [Target] Trust and of the [Target] Fund. Assuming that the initial shares of beneficial interest of the [Target] Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the [Target] Trust, and that all other such outstanding shares of the [Target] Fund were sold, issued and paid for in accordance with the terms of the [Target] Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The [Target] Trust is an open-end, investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Target] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Target] Trust, the unfavorable outcome of which would materially and adversely affect the [Target] Trust or the [Target] Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Target] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the [Target] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Target] Trust is a party or by which the [Target] Trust is otherwise bound; and

                           (7) This Agreement has been validly authorized,
                  executed and delivered by the [Target] Trust and represents the legal, valid and binding obligation of the [Target] Trust and is enforceable against the [Target] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Target] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Target] Trust.

                  (i) That the [Target] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Surviving] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Surviving] Trust was created as a statutory
                  trust under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts];

                           (2) The [Surviving] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the [Surviving] Fund were issued in accordance with the 1940 Act and the [Surviving] Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the [Surviving] Fund were sold, issued and paid for in accordance with the terms of the [Surviving] Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The [Surviving] Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Surviving] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Surviving] Trust, the unfavorable outcome of which would materially and adversely affect the [Surviving] Trust or the [Surviving] Fund;

                           (5) The shares of beneficial interest of the
                  [Surviving] Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the [Surviving] Trust or the [Surviving] Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Surviving] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the [Surviving] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Surviving] Trust is a party or by which the [Surviving] Trust is otherwise bound; and

                           (8) This Agreement has been validly authorized,
                  executed and delivered by the [Surviving] Trust and represents the legal, valid and binding obligation of the [Surviving] Trust and is enforceable against the [Surviving] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Surviving] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Surviving] Trust.

                  (j) That the [Surviving] Trust's Registration Statement with respect to the shares of beneficial interest of the [Surviving] Fund to be delivered to the [Target] Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (k) That the shares of beneficial interest of the [Surviving] Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the [Surviving] Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each [Target] Fund shareholder.

                  (l) That at the Closing, the [Target] Trust, on behalf of the [Target] Fund, transfers to the [Surviving] Fund aggregate Net Assets of the [Target] Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the [Target] Fund at the Close of Business on the Valuation Date.

         10.      FEES AND EXPENSES; OTHER AGREEMENTS

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne [insert allocations as set forth in the Proxy Statement/Prospectus].

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Target] Trust under this Agreement with respect to any series of the [Target] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Target] Trust, shall be discharged only out of the assets of that series of the [Target] Trust, and no other series of the [Target] Trust shall be liable with respect thereto.

                  (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Surviving] Trust under this Agreement with respect to any series of the [Surviving] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Surviving] Trust, shall be discharged only out of the assets of that series of the [Surviving] Trust, and no other series of the [Surviving] Trust shall be liable with respect thereto.

         11.      TERMINATION; WAIVER; ORDER

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the [Target] Fund) prior to the Closing as follows:

                           (1) by mutual consent of the [Target] Trust and the
                  [Surviving] Trust;

                           (2) by the [Surviving] Trust if any condition
                  precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Surviving] Trust; or

                           (3) by the [Target] Trust if any condition precedent
                  to its obligations set forth in Section 9 has not been fulfilled or waived by the [Target] Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by [ ], this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the [Target] Trust and the [Surviving] Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the [Target] Trust or the [Surviving] Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the [Target] Trust or the [Surviving] Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither the [Target] Trust nor the [Surviving] Trust, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of the [Target] Trust or the [Surviving] Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the [Target] Trust or the Board of Trustees of the [Surviving] Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the [Target] Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

         12.      LIABILITY OF THE [SURVIVING] TRUST AND THE [TARGET] TRUST

                  (a) Each party acknowledges and agrees that all obligations of the [Surviving] Trust under this Agreement are binding only with respect to the [Surviving] Fund; that any liability of the [Surviving] Trust under this Agreement with respect to the [Surviving] Fund, or in connection with the transactions contemplated herein with respect to [Surviving] Fund, shall be discharged only out of the assets of the [Surviving] Fund; that no other series of the [Surviving] Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the [Target] Trust nor the [Target] Fund shall seek satisfaction of any such obligation or liability from the shareholders of the [Surviving] Trust, the directors, officers, employees or agents of the [Surviving] Trust, or any of them.

                  (b) Each party acknowledges and agrees that all obligations of the [Target] Trust under this Agreement are binding only with respect to the [Target] Fund; that any liability of the [Target] Trust under this Agreement with respect to the [Target] Fund, or in connection with the transactions contemplated herein with respect to the [Target] Fund, shall be discharged only out of the assets of the [Target] Fund; that no other series of the [Target] Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the [Surviving] Trust nor the [Surviving] Fund shall seek satisfaction of any such obligation or liability from the shareholders of the [Target] Trust, the trustees, officers, employees or agents of the [Target] Trust, or any of them.

         13.      FINAL TAX RETURNS AND FORMS 1099 OF THE [TARGET] FUND

                  (a) After the Closing, the [Target] Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the [Target] Trust with respect to the [Target] Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the [Target] Trust or the [Target] Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the [Target] Fund to the extent such expenses have been or should have been accrued by the [Target] Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

         14.      COOPERATION AND EXCHANGE OF INFORMATION

                  The [Surviving] Trust and the [Target] Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the [Target] Fund and [Surviving] Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         15.      ENTIRE AGREEMENT AND AMENDMENTS

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         16.      COUNTERPARTS

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         17.      NOTICES

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the [Target] Trust or the [Surviving] Trust at 2005 Market Street, Philadelphia, PA 19103, Attention: Secretary.

         18.      GOVERNING LAW

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         19.      EFFECT OF FACSIMILE SIGNATURE

                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the [Target] Trust and the [Surviving] Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                           [TARGET] TRUST, ON BEHALF OF THE

                           [TARGET] FUND


                           ------------------------------------------------

                           By:
                                  -----------------------------------------
                           Title:
                                  -----------------------------------------





                           [SURVIVING] TRUST, ON BEHALF OF THE

                           [SURVIVING] FUND








                           ------------------------------------------------

                           By:
                                  -----------------------------------------
                           Title:
                                  -----------------------------------------

                                    EXHIBIT B
           FORM OF PLAN OF REORGANIZATION BY VOYAGEUR INVESTMENT TRUST
              (ON BEHALF OF THE FLORIDA AND FLORIDA INSURED FUND)

                             PLAN OF REORGANIZATION


                  This PLAN OF REORGANIZATION (the "Plan"), made as of this ___ day of _______________ 2004, is adopted by Voyageur Investment Trust (the "Trust"), a statutory trust created under the laws of the Commonwealth of Massachusetts, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of two of its series, Delaware Tax-Free Florida Insured Fund (the "Acquiring Fund"), and Delaware Tax-Free Florida Fund (the "Acquired Fund").

                  The reorganization (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, no par value, of the Acquiring Fund - Class A ("Acquiring Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the Acquiring Fund - Class B ("Acquiring Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the Acquiring Fund - Class C ("Acquiring Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the Acquiring Fund - Class R ("Acquiring Fund Class R Shares"), (e) shares of beneficial interest, no par value of the Acquiring Fund - Institutional Class ("Acquiring Fund Institutional Class Shares"), and (f) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of (a) Acquiring Fund Class A shares to the shareholders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class B Shares to the shareholders of Acquired Fund
- Class B Shares ("Acquired Fund Class B Shares"), (c) Acquiring Fund Class C Shares to the shareholders of Acquired Fund - Class C Shares ("Acquired Fund Class C Shares"), (d) Acquiring Fund Class R Shares to the shareholders of Acquired Fund - Class R Shares ("Acquired Fund Class R Shares"), and (e) Acquiring Fund Institutional Class Shares to the shareholders of Acquired Fund - Institutional Class Shares ("Acquired Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

                  (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Plan, the Trust shall assume the Liabilities, on behalf of the Decatur Income Fund, and shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class A Shares, determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares, determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares, determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Acquiring Fund Class R Shares, determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Class Shares, determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                  (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be cancelled and shall no longer be evidence ownership; provided, however, that the shareholders of the [Target] Fund holding such certificates shall be entitled to surrender such certificates to the transfer agent for the Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Fund shall not be issued, but such fractional shares shall continue to be carried by the Trust in book entry form for the account of such shareholder.

                  (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

         2.       VALUATION

                  (a) The value of the Acquired Fund's Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

         3.       CLOSING AND VALUATION DATE

                  The Valuation Date shall be ___________, 2004, or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, 2005 Market street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

         4.       NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE
                  ACQUIRED FUND

                  The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

                  (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

                  (b) The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended _______________, audited by Ernst & Young, LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (c) The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

                  (d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         5. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRING FUND

                  The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

                  (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

                  (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

                  (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (e) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

                  (f) The Trust has elected to treat the Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         6. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND



         The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

                  (a) The Trust is a business trust created under the laws of the Commonwealth of Massachusetts on ____________, and is validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial cap(b) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

                  (b) The Trust is not a party to or obligated under any provision of its Plan and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

                  (c) The Trust has full power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, executed and delivered by it, and this Plan constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (d) The Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (e) Neither the Trust, the Acquired Fund nor Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (f) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Plan. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (g) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (h) It has duly and timely filed, on behalf of the Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund. On behalf of the Acquired Fund or the Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

                  (i) All information provided by the Trust for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (j) Except with respect to the approval of the Acquired Fund's shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Massachusetts business trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

                  (a) The Trust shall operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

                  (b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

                  (c) The Trust shall file, by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) At the Closing, the Trust shall provide:

                           (1) A statement of the respective tax basis of all
                  investments to be transferred by the Acquired Fund to the Acquiring Fund.

                           (2) A copy (which may be in electronic form) of the
                  shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and
Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

                  (f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(e) of this Plan in conformity with the requirements described in such Section.

         8.       OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

                  (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

                  (c) The Trust shall file, by the Closing, all of the Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

                  (e) The Trust will file with the U.S. Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND


                  The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust or would prohibit the transactions contemplated hereby.

                  (d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

                  (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

                  (g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

                           (1) The acquisition by the Acquiring Fund of
                  substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of
                  Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the
                  Acquiring Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with
                  Section 1 hereof in liquidation of the Acquired Fund under
                  Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the Acquired Fund
                  received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the Acquired
                  Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under
                  Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the Acquiring Fund shares received
                  by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the Acquiring Fund's shares
                  received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

                           (10) The Acquiring Fund will succeed to and take into
                  account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Trust was created as a statutory trust under
                  the laws of the Commonwealth of Massachusetts on ____________, and is validly existing and in good standing under the laws of the Commonwealth of Massachussetts;

                           (2) The Trust is an open-end, investment company of
                  the management type registered as such under the 1940 Act;

                           (3) The Trust is authorized to issue an unlimited
                  number of shares of beneficial interest, without par value, of the Trust, the Acquired Fund and Acquiring Fund.

                           (4) Assuming that the initial shares of beneficial
                  interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Plan and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (5) Assuming that the initial shares of beneficial
                  interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust's Plan and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (6) Except as disclosed in each of the Acquired
                  Fund's and Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

                           (7) The shares of beneficial interest of the
                  Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (8) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Massachusetts laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (9) Neither the execution, delivery nor performance
                  of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

                           (10) This Plan has been validly authorized, executed
                  and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

                  (j) That the Trust's Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (k) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

                  (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

         10.      FEES AND EXPENSES; OTHER PLANS

                  (a) The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne one-third by the Acquired Fund, one-third by Acquiring Fund, and one-third by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of Acquiring Fund and the Acquired Fund.

                  (b) Any other provision of this Plan to the contrary notwithstanding, any liability of the Trust under this Plan with respect to any series of the Trust, or in connection with the transactions contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust, and no other series of the Trust shall be liable with respect thereto.

         11.      TERMINATION; WAIVER; ORDER

                  (a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

                  (b) If the transactions contemplated by this Plan have not been consummated by ______________, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

                  (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

                  (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

                  (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

         12.      LIABILITY OF THE TRUST

                  The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

         13.      FINAL TAX RETURNS AND FORMS 1099 OF THE ACQUIRED FUND

                  (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

         14.      ENTIRE AGREEMENT AND AMENDMENTS

                  This Plan embodies the entire Plan of Reorganization by the Trust on behalf of the Acquired Fund and Acquiring Fund and there are no agreements, understandings, restrictions, or warranties regarding the Reorganization other than those set forth herein or herein provided for. This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust.

         15.      GOVERNING LAW

                  This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         16.      EFFECT OF FACSIMILE SIGNATURE

                  A facsimile signature of an authorized officer of Trust on this Plan and/or any transfer document contemplated hereunder shall have the same effect as if executed in the original by such officer.



                  THE TRUST HAS ADOPTED THIS PLAN OF REORGANIZATION AND IT SHALL BE DEEMED EFFECTIVE, ALL AS OF THE DAY AND YEAR FIRST-ABOVE WRITTEN.

                           VOYAGEUR INVESTMENT TRUST, ON BEHALF OF THE
                           DELAWARE TAX-FREE FLORIDA FUND AND THE
                           DELAWARE TAX-FREE FLORIDA INSURED FUND



                           By:
                                  -----------------------------------------
                           Title:
                                  -----------------------------------------

                                    EXHIBIT C
                        EXECUTIVE OFFICERS OF THE TRUSTS

                                    EXHIBIT C

                        EXECUTIVE OFFICERS OF THE TRUSTS

         JOSEPH H. HASTINGS (AGE 54) Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of the Funds and of the other 24 investment companies within Delaware Investments, and of Delaware Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Delaware Management Company, Inc., Delaware Management Business Trust, Delaware Management Company, Delaware Lincoln Cash Management, Delaware Lincoln Investment Advisers and Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Service Company, Inc., Lincoln National Investment Companies, Inc., LNC Administrative Services Corporation and Delaware General Management, Inc.; Executive Vice President/Chief Financial Officer/Treasurer/Director of Delaware Management Trust Company; Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.; Executive Vice President/Interim Chief Financial Officer/Controller of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President/Interim Chief Financial Officer of Delaware International Holdings Ltd.; and Executive Vice President of Delaware Distributors, Inc. and Delaware Distributors, L.P. During the past five years, Mr. Hastings has served in various executive capacities at different times within Delaware Investments.

         RICHELLE S. MAESTRO (AGE 45) Executive Vice President/General Counsel/Secretary of the Funds and of the other 24 investment companies within Delaware Investments, and of Delaware Management Company, Inc., Delaware Investment Advisers, Delaware Lincoln Cash Management, and Delaware Capital Management (each a series of Delaware Management Business Trust); Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc., Lincoln National Investment Companies, Inc., and LNC Administrative Services Corporation; Executive President/Deputy General Counsel/Director of Delaware International Holdings Ltd.; Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware Management Business Trust and Delaware Distributors, L.P.; Senior Vice President/General Counsel/Secretary of Delaware Management Trust Company; and Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc. During the past five years, Ms. Maestro has served in various executive capacities at different times within Delaware Investments.

         MICHAEL P. BISHOF (AGE 40) Senior Vice President/Investment Accounting of the Funds and of the other 24 investment companies within Delaware Investments, and of Delaware Management Company and Delaware Capital Management (each a series of Delaware Management Business Trust) and Delaware Distributors, L.P.; Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Manager of Investment Accounting of Delaware International Advisers Ltd.; and Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc. During the past five years, Mr. Bishof has served in various executive capacities at different times within Delaware Investments.

                                    EXHIBIT D
              FORM OF AGREEMENT AND PLAN OF REDOMESTICATION BETWEEN
       VOYAGEUR INVESTMENT TRUST AND DELAWARE INVESTMENTS MUNICIPAL TRUST

                      AGREEMENT AND PLAN OF REDOMESTICATION
                        BETWEEN VOYAGEUR INVESTMENT TRUST
                    AND DELAWARE INVESTMENTS MUNICIPAL TRUST


          This Agreement and Plan of Reorganization ("AGREEMENT") is made as of this ___ day of ___________, 2004 by and between DELAWARE INVESTMENTS MUNICIPAL TRUST, a Delaware statutory trust (the "DELAWARE TRUST"), and VOYAGEUR INVESTMENT TRUST, a Massachusetts business trust (the "MASSACHUSETTS TRUST") (the Delaware Trust and the Massachusetts Trusts are hereinafter collectively referred to as the "TRUSTS").

          In consideration of the mutual promises contained herein, and intending to be legally bound, the Trusts hereto agree as follows:

1.       PLAN OF REORGANIZATION.

          (a) Upon satisfaction of the conditions precedent described in Section 3 hereof, the Massachusetts Trust will convey, transfer and deliver to the Delaware Trust at the closing provided for in Section 2 hereof (hereinafter referred to as the "CLOSING") all of the then-existing assets allocated to each class of shares of each of the Massachusetts Trust's [five] series of shares to the corresponding class and series of shares of the Delaware Trust. In consideration thereof, the Delaware Trust agrees at the Closing to: (i) assume and pay when due, to the extent that there exist Massachusetts Trust obligations and liabilities on or after the Effective Date of the Reorganization (as defined in Section 2 hereof), all of such obligations and liabilities, whether absolute, accrued, contingent or otherwise, including all fees and expenses in connection with this Agreement, which fees and expenses shall, in turn, include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation and transfer taxes, if any, such obligations and liabilities allocated to each class of shares of each series of the Massachusetts Trust to become the obligations and liabilities of the corresponding class of shares and series of the Delaware Trust; (ii) adopt as its own the Massachusetts Trust's Notification of Registration on Form N-8A ("FORM N-8A") for purposes of the Investment Company Act of 1940, as amended ("1940 ACT"); (iii) file with the U.S. Securities and Exchange Commission (the "COMMISSION") an amendment to such Form N-8A pursuant to Section 8(a) of the 1940 Act; and (iv) deliver, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, without par value, of the Delaware Trust of each class of shares of the [five] separate series of the Delaware Trust denominated as [Delaware Tax-Free California Insured Fund,] [Delaware Tax-Free Florida Fund,] Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund (hereinafter individually and collectively referred to as "SERIES OF THE DELAWARE TRUST"), equal in number to the number of full and fractional shares of beneficial interest, without par value, of, respectively, the corresponding class of shares of the Massachusetts Trust's [five][three] separate series bearing substantially the same name and class structure as the corresponding Series of the Delaware Trust (hereinafter individually and collectively referred to as "SERIES OF THE MASSACHUSETTS TRUST") outstanding immediately prior to the Effective Date of the Reorganization. The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended ("CODE"). The Massachusetts Trust shall distribute to the shareholders of each class of shares of each Series of the Massachusetts Trust the shares of the corresponding class of shares and Series of the Delaware Trust in accordance with this Agreement and the resolutions of the Massachusetts Trust's Board Trustees authorizing the transactions contemplated by this Agreement.

         (b) In order to effect the delivery of the shares of the Series of the Delaware Trust described in Section 1(a)(iv) hereof, the Delaware Trust will establish an open account for each shareholder of each class of shares of each Series of the Massachusetts Trust and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, without par value, of the corresponding class of shares and Series of the Delaware Trust equal to the number of full and fractional shares of beneficial interest such shareholder holds in that corresponding class of shares and Series of the Massachusetts Trust at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the business day immediately preceding the Effective Date of the Reorganization. Fractional shares of each Series of the Delaware Trust will be carried to the third decimal place. At the close of regular trading on the NYSE on the business day immediately preceding the Effective Date of the Reorganization, the net asset value per share of each class of shares of each Series of the Delaware Trust shall be deemed to be the same as the net asset value per share of the corresponding class of shares and Series of the Massachusetts Trust. On the Effective Date of the Reorganization, each certificate representing shares of the Series of the Massachusetts Trust will be deemed to represent the same number and the corresponding class of shares and Series of the Delaware Trust. Simultaneously with the crediting of the corresponding class of shares and Series of the Delaware Trust to the shareholders of record of the Series of the Massachusetts Trust, the corresponding class of shares and Series of the Massachusetts Trust held by such shareholders shall be cancelled. Shareholders of each Series of the Massachusetts Trust will have the right to deliver their share certificates of that Series of the Massachusetts Trust in exchange for share certificates of the corresponding class of shares and Series of the Delaware Trust. However, a shareholder need not deliver such certificates to the Delaware Trust unless the shareholder so desires.

         (c) As soon as practicable after the Effective Date of the Reorganization, the Massachusetts Trust shall take all necessary actions to effect a complete dissolution of the Company under Massachusetts law.

         (d) The expenses of entering into and carrying out this Agreement will be borne by [PLEASE CONFIRM: Delaware Management Company, a series of Delaware Management Business Trust ("DMC")].

2.       CLOSING AND EFFECTIVE DATE OF THE REORGANIZATION.

          The Closing shall consist of: (i) the conveyance, transfer and delivery of the Massachusetts Trust's assets to the Delaware Trust, in exchange for the assumption and payment, when due, by the Delaware Trust of the Massachusetts Trust's obligations and liabilities; (ii) the adoption by the Delaware Trust as its own of the Massachusetts Trust's Form N-8A for purposes of the 1940 Act; (iii) the filing with the Commission of an amendment to such Form N-8A pursuant to Section 8(a) of the 1940 Act containing such amendments to the Form N-8A as are determined by the Delaware Trust's Board of Trustees to be necessary and appropriate as a result of the transactions contemplated by this Agreement; and (iv) the issuance and delivery of the Delaware Trust's shares, all in accordance with Section 1 hereof, together with related acts necessary to consummate such transactions. The Closing shall occur either on (a) the business day immediately following the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Massachusetts Trust at which this Agreement is considered and approved, or (b) such later date as the Trusts may mutually agree ("EFFECTIVE DATE OF THE REORGANIZATION").

3.       CONDITIONS PRECEDENT.

          The obligations of the Massachusetts Trust and the Delaware Trust to effectuate the transactions hereunder shall be subject to the satisfaction of each of the following conditions:

                  (a) Such authority and orders from the Commission and state securities commissions as may be necessary to permit the Trusts to carry out the transactions contemplated by this Agreement shall have been received;

                  (b) (i) One or more post-effective amendments to the Massachusetts Trust's Registration Statement on Form N-1A ("REGISTRATION STATEMENT") under the Securities Act of 1933, as amended, and the 1940 Act, containing such amendments to such Registration Statement as are determined under the supervision of the Massachusetts Trust's Board of Trustees to be necessary and appropriate as a result of this Agreement, shall have been filed with the Commission; (ii) the Delaware Trust shall have adopted as its own such Registration Statement, as so amended; and (iii) the most recent post-effective amendment or amendments to the Massachusetts Trust's Registration Statement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (other than any such stop order, proceeding or threatened proceeding which shall have been withdrawn or terminated);

                  (c) Each party shall have received an opinion of Stradley Ronon Stevens & Young, LLP ("SRS&Y"), to the effect that, assuming the reorganization contemplated hereby is carried out in accordance with this Agreement, the laws of the States of Delaware and Maryland, and in accordance with customary representations provided by the Trusts in a certificate(s) delivered to SRS&Y, the reorganization contemplated by this Agreement qualifies as a "reorganization" under Section 368 of the Code, and thus will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Massachusetts Trust, the Delaware Trust or the shareholders of the Massachusetts Trust or the Delaware Trust;

                  (d) The Massachusetts Trust shall have received an opinion of SRS&Y, dated the Effective Date of the Reorganization, addressed to and in form and substance reasonably satisfactory to the Massachusetts Trust, to the effect that: (i) the Delaware Trust is a statutory trust duly formed and in good standing under the laws of the State of Delaware; (ii) this Agreement and the transactions contemplated thereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite action of the Delaware Trust and this Agreement has been duly executed and delivered by the Delaware Trust and is a legal, valid and binding agreement of the Delaware Trust in accordance with its terms; and (iii) the shares of the Delaware Trust to be issued in the reorganization have been duly authorized and, upon issuance thereof in accordance with this Agreement, will have been validly issued and fully paid and will be nonassessable by the Delaware Trust;

                  (e) The Delaware Trust shall have received the opinion of SRS&Y, dated the Effective Date of the Reorganization, addressed to and in form and substance reasonably satisfactory to the Delaware Trust, to the effect that: (i) the Massachusetts Trust is organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; (ii) the Massachusetts Trust is an open-end investment company of the management type registered under the 1940 Act; and (iii) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite corporate action of the Massachusetts Trust and this Agreement has been duly executed and delivered by the Massachusetts Trust and is a legal, valid and binding agreement of the Massachusetts Trust in accordance with its terms;

                  (f) The shares of each Series of the Delaware Trust to be delivered under this Agreement shall be eligible for sale with each state commission, agency or jurisdiction with which such eligibility is required in order to permit shares of each Series of the Delaware Trust lawfully to be delivered to each shareholder of the corresponding Series of the Massachusetts Trust on the Effective Date of the Reorganization;

                  (g) This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the appropriate action of the Massachusetts Trust's Board of Trustees and the shareholders of each Series of the Massachusetts Trust;

                  (h) The shareholders of each Series of the Massachusetts Trust shall have approved the transactions contemplated by this Agreement, which approval is deemed to be approval to direct the Massachusetts Trust to vote, and the Massachusetts Trust shall have voted, as sole shareholder of each Series of the Delaware Trust, to:

                           (1) Elect as trustees of the Delaware Trust the
                  following individuals: Jude T. Driscoll, Walter P. Babich, John H. Durham, Anthony D. Knerr, Ann R. Leven, Thomas F. Madison and Janet L. Yeomans; and

                           (2) Approve an Investment Management Agreement
                  between DMC and the Delaware Trust on behalf of each Series of the Delaware Trust, which is substantially identical to the then-current Investment Management Agreement between DMC and the Massachusetts Trust on behalf of each Series of the Massachusetts Trust;

                  (i) The Delaware Trust's Board of Trustees shall have duly adopted and approved this Agreement and the transactions contemplated hereby and shall have taken the following actions by unanimous consent or, where required, at a meeting duly called for such purposes:

                           (1) Approval of the Investment Management Agreement
                  described in paragraph (h)(2) of this Section 3 on behalf of each Series of the Delaware Trust;

                           (2) Approval of a Distribution Agreement between
                  Delaware Distributors, L.P. and the Delaware Trust on behalf of each Series of the Delaware Trust;

                           (3) Approval of Second Amended and Restated Financial
                  Intermediary Distribution Agreement dated August 21, 2003 between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Delaware Trust;

                           (4) Approval of a Form of Dealer Agreement between
                  Delaware Distributors, L.P. and securities dealers, dated January [ ], 2001, as amended, on behalf of each Series of the Delaware Trust;

                           (5) Approval and adoption pursuant to Rule 18f-3
                  under the 1940 Act of a Multiple Class Plan for the Delaware Trust on behalf of its Series of the Delaware Trust for Class A, Class B, and Class C shares;

                           (6) Approval, creation and designation of Class A,
                  Class B and Class C, shares for the Series of the Delaware Trust;

                           (7) Approval and adoption pursuant to Rule 12b-1
                  under the 1940 Act of a Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan for Series of the Delaware Trust;

                           (8) Approval of a Shareholder Services Agreement
                  between Delaware Service Company, Inc. and the Delaware Trust, on behalf of each Series of the Delaware Trust;

                           (9) Approval of a Fund Accounting Agreement between
                  Delaware Service Company, Inc. and the Delaware Trust;

                           (10) Approval of the assignment to the Delaware Trust
                  of the Massachusetts Trust's (i) Amended and Restated Mutual Fund Custody and Services Agreement dated [ ], between Mellon Bank, N.A. and the Massachusetts Trust on behalf of the Series of the Delaware Trust;

                           (11) Selection of Ernst & Young LLP as the Delaware
                  Trust's independent auditors for the fiscal year ending August 31, [2005];

                           (12) Authorization of the issuance by the Delaware
                  Trust, prior to the Effective Date of the Reorganization, of one share of beneficial interest of each class of each Series of the Delaware Trust to the Massachusetts Trust in consideration for the payment of $1.00 for each such share for the purpose of enabling the Massachusetts Trust to vote on the matters referred to in paragraph (h) of this Section 3;

                           (13) Submission of the matters referred to in
                  paragraph (h) of this Section 3 to the Massachusetts Trust as sole shareholder of each class of each Series of the Delaware Trust; and

                           (14) Authorization of the issuance and delivery by
                  the Delaware Trust of shares of each Series of the Delaware Trust on the Effective Date of the Reorganization and the assumption by the Series of the Delaware Trust of the obligations and liabilities of the corresponding Series of the Massachusetts Trust in exchange for the assets of the corresponding Series of the Massachusetts Trust pursuant to the terms and provisions of this Agreement.

          At any time prior to the Closing, any of the foregoing conditions may be waived or amended, or any additional terms and conditions may be fixed, by the Massachusetts Trust's Board of Trustees or the Delaware Trust's Board of Trustees, if, in the judgment of such Board, such waiver, amendment, term or condition will not affect in a materially adverse way the benefits intended to be accorded to its shareholders under this Agreement.

4.       DISSOLUTION OF THE MASSACHUSETTS TRUST.

          Promptly following the consummation of the distribution of each class of shares of each Series of the Delaware Trust to holders of the corresponding class of shares and Series of the Massachusetts Trust under this Agreement, the officers of the Massachusetts Trust shall take all steps necessary under Massachusetts law to dissolve its corporate status, including publication of any necessary notices to creditors, receipt of any necessary pre-dissolution clearances from the Commonwealth of Massachusetts, and filing a Termination of Trust with the Office of the Secretary of State of the Commonwealth of Massachusetts.

5.       TERMINATION.

          The Massachusetts Trust's Board of Trustees may terminate this Agreement and abandon the reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of the Series of the Massachusetts Trust, at any time prior to the Effective Date of the Reorganization if, in the judgment of such Board, the facts and circumstances make proceeding with this Agreement inadvisable.

6.       ENTIRE AGREEMENT.

          This Agreement embodies the entire agreement between the Trusts and there are no agreements, understandings, restrictions or warranties among the Trusts other than those set forth herein or herein provided for.

7.       FURTHER ASSURANCES.

          The Massachusetts Trust and the Delaware Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

8.       COUNTERPARTS.

          This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

9.       GOVERNING LAW.

          This Agreement and the transactions contemplated hereby shall be governed by and construed and enforced in accordance with the laws of the State of Delaware.



THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK.

          IN WITNESS WHEREOF, the Delaware Trust and the Massachusetts Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by a Vice President and attested by its Secretary or an Assistant Secretary, all as of the day and year first-above written.

                                           VOYAGEUR INVESTMENT TRUST
                                              (a Massachusetts business trust)



Attest:                                    By:
         Name:                                Name:
                -----------------------              ---------------------------
         Title:                               Title:
                -----------------------              ---------------------------

                                           DELAWARE INVESTMENTS MUNICIPAL TRUST
                                              (a Delaware statutory trust)



Attest:                                    By:
         Name:                                Name:
                -----------------------              ---------------------------
         Title:                               Title:
                -----------------------              ---------------------------

                                    EXHIBIT E
                A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW

                                                                       EXHIBIT E



                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

GOVERNING             A Delaware statutory trust (a "DST") is formed by    A Massachusetts business trust (an "MBT") is
DOCUMENTS/            a governing instrument and the filing of a           created by filing a declaration of trust with the
GOVERNING BODY        certificate of trust with the Delaware Secretary     Secretary of the Commonwealth of Massachusetts and
                      of State. The Delaware law governing a DST is        with the clerk of every city or town in
                      referred to in this comparison as the "Delaware      Massachusetts where the trust has a usual place of
                      Act."                                                business.

                      A DST is an unincorporated association organized     An MBT is an unincorporated association organized
                      under the Delaware Act whose operations are          under the Massachusetts statute governing business
                      governed by its governing instrument (which may      trusts (the "Massachusetts Statute") and is
                      consist of one or more instruments). Its business    considered to be a hybrid, having characteristics
                      and affairs are managed by or under the direction    of both corporations and common law trusts.  An
                      of one or more trustees (referred to herein as the   MBT's operations are governed by a trust
                      "trustees" or the "board").                          instrument and by-laws.  The business and affairs
                                                                           of an MBT are managed by or under the direction of
                                                                           a board of trustees.
                      If a DST is a registered investment company under
                      the Investment Company Act of 1940, as amended
                      (the "1940 Act"), such DST is not required to have
                      a trustee who is a resident of Delaware or who has
                      a principal place of business in Delaware;
                      provided that notice that the DST is such a
                      registered investment company is set forth in the
                      DST's certificate of trust and the DST has a
                      registered office and a registered agent for
                      service of process in Delaware.

                      The governing instrument for Delaware Investments    The governing instrument for the MBT, Voyageur
                      Municipal Trust (the "DE Trust"), a DST, is          Investment Trust (the "Trust"), is comprised of an
                      comprised of an agreement and declaration of trust   Amended and Restated Agreement and Declaration of
                      (the "DE Declaration") and by-laws (the "DE          Trust (the "MA Declaration") and Amended and
                      By-Laws"). The DE Trust's governing body is the      Restated By-Laws (the "MA By-Laws").  The Trust's
                      board.                                               governing body is a board of Trustees (referred to
                                                                           herein as the "Trustees" or "the Board").

                      Each trustee of the DE Trust holds office for the    Each Trustee shall serve during the continued
                      lifetime of the DE Trust or until such trustee's     lifetime of the Trust until he or she dies,
                      earlier death, resignation, having been declared     resigns or is removed (as described below), or, if
                      bankrupt or incompetent by a court, removal, or,     sooner, until the next meeting of shareholders
                      if sooner than any such events, until the next       called for the purpose of electing Trustees and
                      meeting of shareholders called for the purpose of    until the election and qualification of his or her
                      electing trustees and until the election and         successor.
                      qualification of his or her successor.




                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

DESIGNATION OF        Under the Delaware Act, the ownership interests in   Under the Massachusetts Statute, the ownership
OWNERSHIP SHARES OR   a DST are denominated as "beneficial interests"      interests in an MBT are denominated as "beneficial
INTERESTS             and are held by "beneficial owners." However,        interests" and are held by "beneficial owners."
                      there is flexibility as to how a governing           However, there is flexibility as to how a
                      instrument refers to "beneficial interests" and      governing instrument refers to "beneficial
                      "beneficial owners" and the governing instrument     interests" and "beneficial owners" and the
                      may identify "beneficial interests" and              governing instrument may identify "beneficial
                      "beneficial owners" as "shares" and                  interests" and "beneficial owners" as "shares" and
                      "shareholders," respectively.                        "shareholders," respectively.

                      The DE Trust's beneficial interests, without par     The Trust's beneficial interests, without par
                      value, are designated as "shares" and its            value, are designated as "shares" and its
                      beneficial owners are designated as                  beneficial owners are designated as
                      "shareholders." This comparison will use the         "shareholders." This comparison will use the
                      "share" and "shareholder" terminology.               "share" and "shareholder" terminology.

SERIES AND CLASSES    Under the Delaware Act, the governing instrument     The Massachusetts Statute is largely silent as to
                      may provide for classes, groups or series of         an MBT's ability to issue one or more series or
                      shares, shareholders or trustees, having such        classes of beneficial interests or any
                      relative rights, powers and duties as set forth in   requirements for the creation of such series or
                      the governing instrument.  Such classes, groups or   classes, although the trust documents creating an
                      series may be created in the DST's governing         MBT may provide methods or authority to create
                      instrument or otherwise in the manner provided in    such series or classes without seeking shareholder
                      the governing instrument.  No state filing is        approval.
                      necessary and, unless required by the governing
                      instrument, shareholder approval is not needed.
                      Except to the extent otherwise provided in the
                      governing instrument of a DST, where the DST is a
                      registered investment company under the 1940 Act,
                      any class, group or series of shares established
                      by the governing instrument shall be a class,
                      group or series preferred as to distributions or
                      dividends over all other classes, groups or series
                      with respect to assets specifically allocated to
                      such class, group or series as contemplated by
                      Section 18 (or any amendment or successor
                      provision) of the 1940 Act and any regulations
                      issued thereunder.



                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The DE Declaration authorizes the board to divide    The MA Declaration provides that the beneficial
                      the DE Trust's shares into separate and distinct     interest in the Trust shall at all times be
                      series and to divide any series into separate        divided into an unlimited number of shares,
                      classes of shares as permitted by the Delaware       without par value.  Subject to the provisions of
                      Act.  Such series and classes will have the rights   the MA Declaration, each share shall have the
                      and preferences set forth in the DE Declaration      voting rights, shall be entitled to receive
                      unless otherwise provided in resolutions of the      dividends, when and declared with respect
                      board with respect to such series or class. The      thereto.  No shares shall have any priority or
                      board may classify or reclassify any unissued        preference over any other share of the same series
                      shares or any shares of the DE Trust or any series   or class with respect to dividends or
                      or class, that were previously issued and are        distributions upon termination of the Trust or of
                      reacquired, into one or more series or classes       such series or class made pursuant to the MA
                      that may be established and designated from time     Declaration.  The Trustees may from time to time
                      to time.  The trustees may from time to time         divide or combine the shares of any particular
                      divide or combine the shares of any particular       series or class into a greater or lesser number of
                      series into a greater or lesser number of shares     shares of that series or class without changing
                      of that series so long as such division or           the proportionate beneficial interest of the
                      combination does not materially change the           shares of that series or class in the assets
                      proportionate beneficial interests of the shares     belonging to that series or class or in any way
                      of that series in the assets held with respect to    affecting the rights of shares of any other series
                      that series or materially affect the rights of       or class.
                      shares of any other series.

                      The DE Declaration provides that the establishment   The MA Declaration provides that the establishment
                      and designation of any series or class shall be      and designation of any series or class of shares,
                      effective, without the requirement of shareholder    in addition to the series established and
                      approval, upon the adoption of a resolution by a     designated in the MA Declaration, shall be
                      majority of the then board of trustees, which        effective upon (i) the execution by a majority of
                      resolution shall set forth such establishment and    the then Trustees of an instrument setting forth
                      designation and may provide, to the extent           such establishment and designation and the
                      permitted by the Delaware Act, for rights and        relative rights and preferences of such series or
                      preferences of such series or class (including       class, (ii) upon the execution of an instrument in
                      variations in the relative rights and preferences    writing by an officer of the Trust pursuant to the
                      as between the different series and classes)         vote of a majority of the Trustees, or (iii) as
                      otherwise than as provided in the DE Declaration.    otherwise provided in such instrument.  Each
                                                                           instrument establishing and designating any series
                      Notwithstanding any other provisions of the DE       shall have the status of an amendment to the MA
                      Declaration, the board has the power to amend the    Declaration.
                      DE Declaration at any time, in its sole
                      discretion, without shareholder action, to add,
                      delete or modify any provisions relating to the
                      shares; provided, that before adopting any such
                      amendment without shareholder approval, the board
                      determines that it is consistent with the fair and
                      equitable treatment of all shareholders and that
                      shareholder approval is not otherwise required by
                      the 1940 Act or other applicable law.



                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      If shares have been issued, shareholder approval is required for any amendments to the DE
                      Declaration that would materially adversely affect the rights and preferences of the shares of any series or class already issued; provided that, if the board determines that the DE Trust should no longer be operated as an investment company under the 1940 Act, the board may adopt such amendments to the DE Declaration to delete those terms the board identifies as being required by the 1940
                      Act.

                      The board has approved resolutions that, together with the DE Declaration and the DE By-Laws, provide the shareholders of each series and class of the DE Trust with rights and preferences that are similar in many respects to those of the shareholders of the corresponding series and class of the Trust.

                      Assets and Liabilities                               Assets and Liabilities
                      The DE Declaration also provides that each series    The MA Declaration provides that all consideration
                      of the DE Trust shall be separate and distinct       received by the Trust for the issue or sale of
                      from any other series of the DE Trust, and each      shares of a particular series or any classes
                      class of a series shall be separate and distinct     thereof, together with all assets in which such
                      from any other class of the series.  The DE Trust    consideration is invested or reinvested, all
                      shall maintain separate and distinct records on      income, earnings, profits and proceeds thereof,
                      the books of the DE Trust for each series. The DE    from whatever source derived, including, without
                      Trust shall hold and account for the assets and      limitation, any proceeds derived from the sale,
                      liabilities belonging to any such series             exchange or liquidation of such assets, and any
                      separately from the assets and liabilities of the    funds or payments derived from any reinvestment of
                      DE Trust or any other series.                        such proceeds in whatever form the same may be,
                                                                           shall be held by the Trustees in trust for the
                      All consideration received on sale of shares of a    benefit of the holders of shares of that series or
                      particular series, together with all assets in       class thereof, and shall irrevocably belong to
                      which such consideration is invested or              that series (and be allocable to any classes
                      reinvested, all income, earnings, profits, and       thereof) for all purposes, subject only to the
                      proceeds shall irrevocably be held with respect to   rights of creditors, and shall be so recorded upon
                      that series for all purposes, subject only to the    the books of account of the Trust.  Such
                      rights of creditors with respect to that series,     consideration, assets, income, earnings, profits
                      and shall be so recorded upon the books of account   and proceeds, including any proceeds derived from
                      of the Trust.  Such consideration, assets, income,   the sale, exchange or liquidation of such assets,
                      earnings, profits and proceeds, in whatever form     and any funds or payments derived from any
                      the same may be, are referred to as "assets held     reinvestment of such proceeds, in whatever form
                      with respect to" that series.                        the same may be, are referred to in the MA
                                                                           Declaration and herein as "assets belonging to"
                      The assets held with respect to each particular      that series (and allocable to any classes
                      series shall be charged against the liabilities of   thereof).  In the event that there are any assets,
                      the DE Trust held with respect to that series and    income, earnings, profits, and proceeds thereof,
                      all expenses, costs, charges and reserves            funds, or payments which are not readily
                      attributable to that series.  The liabilities,       identifiable as belonging to any particular series
                      expenses, costs, charges, and reserves so charged    (collectively, "General Assets"), the Trustees
                      to a series are referred to as "liabilities held     shall allocate such General Assets to, between or
                      with respect to" that series.                        among any one or more of the series established
                                                                           and designated from time to time in such manner
                      The board is authorized to cause to be paid out of   and on such basis as the Trustees, in their sole
                      the principal or income, or partly out of the        discretion, deem fair and equitable and any
                      principal and/or income, of the DE Trust or any      General Assets so allocated to a particular series
                      particular series or class, and to charge or         shall belong to that series (and be allocable to
                      allocate the same to, between or among such one or   any classes thereof).  Each such allocation by the
                      more of the series or classes, as the board deems    Trustees shall be conclusive and binding upon the
                      fair, all expenses, fees, charges, taxes and         shareholders of all series (including any classes
                      liabilities arising in connection with the           thereof) for all purposes.  The assets belonging
                      maintenance, operation or management of the Trust    to each particular series shall be charged with
                      or a particular series or class.  If any assets or   the liabilities of the Trust in respect to that
                      liabilities are not readily identifiable as assets   series, and all expenses, costs, charges and
                      or liabilities held with respect to a particular     reserves attributable to that series and any
                      series, the board shall allocate such assets or      general liabilities of the Trust which are not
                      liabilities to, between or among any one or more     readily identifiable as belonging to any
                      of the series in such manner and on such basis as    particular series shall be allocated and charged
                      the board, in its sole discretion, deems fair and    by the Trustees to and among any one or more of
                      equitable.  Each such allocation by board shall be   the series established and designated from time to
                      conclusive and binding upon the shareholders of      time in a manner and on such basis as the Trustees
                      all series for all purposes.                         in their sole discretion deem fair and equitable.
                                                                           In addition, the liabilities in respect of a
                                                                           particular class of shares of a particular series
                                                                           and all expenses, costs, charges and reserves
                                                                           belonging to that class of shares, and any general
                                                                           liabilities, expenses, costs, charges or reserves
                                                                           of that particular series which are not readily
                                                                           identifiable as belonging to any particular class
                                                                           of shares of that series shall be allocated and
                                                                           charged by the Trustees to and among any one or
                                                                           more of the classes of shares of that series,
                                                                           established and designated from time to time in
                                                                           such manner and on such basis as the Trustees, in
                                                                           their sole discretion, deem fair and equitable.
                                                                           The liabilities, expenses, costs, charges, and
                                                                           reserves so charged to a series or class thereof
                                                                           are referred to as "liabilities belonging to" that
                                                                           series or class thereof.  Each allocation of
                                                                           liabilities, expenses, costs, charges and reserves
                                                                           by the Trustees shall be conclusive and binding
                                                                           upon the holders of all series (including any
                                                                           classes thereof) for all purposes.  Any creditor
                                                                           of any series may look only to the assets of that
                                                                           series to satisfy such creditor's debt.


                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Dividends and Distributions                          Dividends and Distributions
                      The DE Declaration provides that no dividend or      Dividends and distributions on shares of a
                      distribution, including, without limitation, any     particular series or any class thereof may be paid
                      distribution paid upon dissolution of the DE Trust   with such frequency as the Trustees may determine,
                      or of any series, nor any redemption of, the         which may be daily or otherwise pursuant to a
                      shares of any series or class of such series shall   standing resolution or resolutions adopted only
                      be effected by the DE Trust other than from the      once or with such frequency as the Trustees may
                      assets held with respect to such series, nor,        determine, to the holders of shares of that series
                      except as specifically provided in the DE            or class, from such of the income and capital
                      Declaration, shall any shareholder of any            gains, accrued or realized, from the assets
                      particular series otherwise have any right or        belonging to that series, or in the case of a
                      claim against the assets held with respect to any    class, belonging to that series and allocable to
                      other series or the DE Trust generally, except, in   that class, as the Trustees may determine, after
                      the case of a right or claim against the assets      providing for actual and accrued liabilities
                      held with respect to any other series, to the        belonging to that series or class.  All dividends
                      extent that such shareholder has such a right or     and distributions on shares of a particular series
                      claim under the DE Declaration as a shareholder of   or class in proportion to the number of shares of
                      such other series.                                   that series or class held by such holders at the
                                                                           date and time of record established for the
                        No share of the DE Trust has any priority or       payment of such dividends or distributions, except
                      preference over any other share of the same series   that in connection with any dividend or
                      or class with respect to dividends or                distribution program or procedure the Trustees may
                      distributions paid in the ordinary course of         determine that no dividend or distribution shall
                      business or distributions upon dissolution of the    be payable on shares as to which the shareholder's
                      Trust or of such series or class under the DE        purchase order and/or payment have not been
                      Declaration.  All dividends and distributions will   received by the time or times established by the
                      be made ratably among all shareholders of a          Trustees under such program or procedure.  Such
                      particular class of series from the property of      dividends and distributions may be made in cash or
                      the Trust held with respect to such series           shares of that series or class or a combination
                      according to the number of shares of the class of    thereof as determined by the Trustees or pursuant
                      such series held of record by such shareholders on   to any program that the Trustees may have in
                      the record date for the dividend or distribution.    effect at the time for the election by each
                      The board has full discretion, subject to the 1940   shareholder of the mode or making of such dividend
                      Act, to determine which items will be treated as     or distribution to that shareholder.  Any such
                      income and which items as capital; and each such     dividend or distribution paid in shares will be
                      determination and allocation is conclusive and       paid at the net asset value thereof as determined
                      binding upon the shareholders.  The board may        in accordance with the MA By-Laws.  The MA
                      prescribe and set forth in the DE By-laws or a       Declaration further provides that the Trustees
                      resolution of the board the bases and time for       shall have full discretion to determine which
                      determining the per share or net asset value of      items shall be treated as income and which items
                      the shares of any series or net income               as capital; and each such determination and
                      attributable to the shares of any series, or the     allocation shall be conclusive and binding on the
                      declaration and payment of dividends and             shareholders.
                      distributions on the shares of any series, as the
                      board deems necessary or desirable.  The right of
                      shareholders to receive dividends or other
                      distributions on shares may be set forth in a
                      distribution plan adopted by the board and amended
                      from time to time pursuant to Rule 18f-3 of the
                      1940 Act.



                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The DE By-Laws provide that dividends on the shares of the Trust may be declared by the board at any regular or special meeting, pursuant to applicable law, and dividends may be paid in cash, in property, or in shares of the Trust. Before payment of any dividend the board may set aside out of any funds of the Trust available for dividends such sum or sums as the board think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for repairing or maintaining any property of the Trust, or for such other purpose as the board deems to be in the best interests of the Trust, and may abolish any such reserve in the manner in which the reserve was created.

AMENDMENTS TO         The Delaware Act provides broad flexibility as to    The Massachusetts Statute provides broad
GOVERNING DOCUMENTS   the manner of amending and/or restating the          flexibility as to the manner of amending or
                      governing instrument of a DST. Amendments to the     restating the governing instrument of an MBT.  The
                      DE Declaration that do not change the information    Massachusetts Statute provides that the Trustees
                      in the DST's certificate of trust are not required   shall, within thirty (30) days after the adoption
                      to be filed with the Delaware Secretary of State.    of any amendment to the declaration of trust, file
                                                                           a copy with the Secretary of the Commonwealth of
                                                                           the Commonwealth of Massachusetts and with the
                                                                           clerk of every city or town in Massachusetts where
                                                                           the Trust has a usual place of business.

                      Declaration of Trust                                 Declaration of Trust
                      The DE Declaration may be restated and/or amended    The MA Declaration may be amended at any time by
                      at any time by a written instrument signed by a      an instrument in writing signed by a majority of
                      majority of the board and, if required, by           the Trustees when authorized to do so by a vote of
                      approval of such amendment by the shareholders, by   a majority of the shares entitled to vote, except
                      the affirmative vote of the majority of votes cast   that a shareholder vote is not required for
                      at a shareholders' meeting at which a quorum is      amendments made to add to, delete, replace or
                      present.  Notwithstanding the above, the board       otherwise modify any provisions relating to the
                      expressly reserves the right to amend or repeal      shares contained in the MA Declaration for the
                      any provisions contained in the DE Declaration of    purpose of (i) responding to or complying with any
                      Trust or the Certificate of Trust in accordance      regulation, orders, rulings or interpretations of
                      with its powers to add, delete or modify any         any governmental agency or any laws, now or
                      provisions relating to shares, as described above    hereafter applicable to the Trust, provided that
                      under "Series and Classes," and all rights,          before adopting such an amendment without
                      contractual and otherwise, conferred upon            shareholder approval, the Trustees shall determine
                      shareholders are granted subject to such             that it is consistent with the fair and equitable
                      reservation.                                         treatment of all shareholders, (ii) designating
                                                                           and establishing series or classes in addition to
                                                                           the series or classes established in the MA
                                                                           Declaration, (iii) having the purpose of changing
                                                                           the name of the Trust, or (iv) for the purpose of
                                                                           supplying any omission, curing any ambiguity or
                                                                           curing, correcting or supplementing any defective
                                                                           or inconsistent provision contained in the MA
                                                                           Declaration.

                      By-Laws                                              By-Laws
                      The DE By-laws may be restated and/or amended at     The MA By-Laws may be restated and/or amended at
                      any time, without the approval of the                any time, without the approval of the
                      shareholders, by an instrument in writing signed     shareholders, by an instrument in writing signed
                      by, or a resolution of, a majority of the then       by, or a resolution of, a majority of the then
                      board.                                               Board of Trustees.



                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Certificate of Trust
                      Pursuant to the DE Declaration, the Certificate of Trust may be restated and/or amended by a similar procedure to that stated above for amendments and/or restatements of the DE Declaration.

PREEMPTIVE RIGHTS     Under the Delaware Act, a governing instrument may   The MA Statute contains no specific provision with
AND REDEMPTION OF     contain any provision relating to the rights,        respect to the rights, duties or obligations of
SHARES                duties and obligations of the shareholders.          shareholders.
                      Unless otherwise provided in the governing
                      instrument, a shareholder shall have no preemptive
                      right to subscribe to any additional issue of
                      shares or another interest in a DST.

                      Unless otherwise provided in the Trust's             The MA Declaration provides that shareholders
                      prospectus, as amended from time to time, the DE     shall have no preemptive or other right to
                      Declaration provides that no shareholder shall       subscribe to any additional shares or other
                      have the preemptive or other right to subscribe      securities issued by the Trust.
                      for new or additional shares or other securities
                      issued by the DE Trust or any series thereof.

                      The DE Trust shall redeem its shares offered by      The MA Declaration provides that the Trust shall
                      any shareholder for redemption, upon the             purchase such shares as are offered by any
                      presentation of a proper document and redemption     shareholder for redemption, upon the presentation
                      request to the Trust or its designated agent or      of a proper instrument of transfer together with a
                      under any other redemption procedures as the board   request directed to the Trust or a person
                      authorizes.  The DE Trust will pay the net asset     designated by the Trust that the Trust purchase
                      value for the shares redeemed, pursuant to the DE    such shares or in accordance with such other
                      By-Laws and applicable law.  The Trust will pay      procedures for redemption as the Trustees may from
                      the shareholder for the redeemed shares within       time to time authorize.  The Trust will pay the
                      seven days after the date the request is received    net asset value next determined of the shares, in
                      in proper form.  The DE Trust is not obligated to    accordance with the Bylaws, the 1940 Act and the
                      redeem shares and the board may suspend or           rules of the Securities and Exchange Commission
                      postpone redemptions of shares when the New York     (the "Commission"), subject to any contingent
                      Stock Exchange (the "Exchange") is closed for        deferred sales charge or redemption charge in
                      other than weekends or holidays, when trading on     effect at the time of redemption.  Payment for
                      the Exchange is restricted, or during any National   said shares shall be made by the Trust to the
                      Financial Emergency which makes it impracticable     shareholders within seven days after the date on
                      for any series of the Trust to dispose of its        which the request is made or in accordance with
                      portfolio holdings or to determine fairly the        such other procedures, consistent with the 1940
                      value of its the net assets or during any other      Act and the rules of the Commission, as the
                      period under order of the Securities and Exchange    Trustees may from time to time authorize.  The
                      Commission ("SEC") for the protection of             Trust may postpone payment of the redemption price
                      investors.  If the shareholder has certificates      and may suspend the right of the holders of shares
                      for shares, the shareholder must, with any           of any series or any class to require the Trust to
                      redemption request, surrender any outstanding        redeem shares during any period or at any time
                      certificate(s) in form for transfer, provide proof   when and to the extent permissible under the 1940
                      of the authenticity of signatures as reasonably      Act.  The Trust may also purchase or repurchase
                      required and provide proper stock transfer stamps,   shares at a price not exceeding the net asset
                      if applicable.                                       value of such shares in effect when the purchase
                                                                           or repurchase or any contract to purchase or
                                                                           repurchase is made.



                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Payments for redeemed shares may be made in cash,    The redemption price may in any case be paid
                      or, at the option of the board, or an authorized     wholly or partly in kind if the Trustees determine
                      officer or officers, be made in kind or partially    that such payment is advisable in the interest of
                      in cash and partially in kind.  For any payment in   the remaining shareholders of the series the
                      kind, the board, or its delegatee, has absolute      shares of which are being redeemed.  In making any
                      discretion as to what security or securities of      such payment wholly or partly in kind, the Trust
                      the DE Trust shall be distributed in kind and the    shall, so far as may be practicable, deliver
                      amount of the same.  In-kind securities will be      assets which approximate the diversification of
                      valued at the value at which they were appraised     all of the assets belonging at the time to the
                      for the then current net asset value of the shares   series the shares of which are being redeemed.
                      of the Trust, provided that any shareholder who      Subject to the foregoing, the fair value,
                      cannot legally, under the 1940 Act or Employee       selection and quantity of securities or other
                      Retirement Income Security Act, as amended           property so paid or delivered as all or part of
                      ("ERISA"), acquire securities so distributed in      the redemption price may be determined by or under
                      kind, shall receive cash.  Shareholders shall bear   authority of the Trustees.  In no case shall the
                      the expenses of in-kind transactions, including,     Trust be liable for any delay of any corporation
                      but not limited to, transfer agency fees,            or other person in transferring securities
                      custodian fees and costs of disposition of such      selected for delivery as all or part of any
                      securities.  If payment for redeemed shares is not   payment in kind.
                      exclusively in cash, any securities delivered in
                      kind will be delivered as promptly to effect
                      transfers of such securities on the books of the
                      issuing corporations as practicably can be done,
                      which may not necessarily occur within such
                      seven-day period.  In no case is the Trust liable
                      for any delay by any issuing corporation or other
                      person in transferring in-kind securities.  The
                      right of any shareholder to receive dividends or
                      distributions on shares redeemed and all other
                      rights of such shareholder with respect to shares
                      redeemed, except the right to receive payment for
                      such shares, shall cease when the purchase price
                      of such shares is fixed.

                      The board may, without the vote or consent of the    The Trust shall have the right at its option and
                      shareholders, and subject to the 1940 Act, redeem    at any time to redeem shares of any shareholder at
                      shares or authorize the closing of any shareholder   the net asst value thereof as described the MA
                      account, subject to such conditions as may be        Declaration (i) if at such time such shareholder
                      established by the board.                            owns shares of any series or class thereof having
                                                                           an aggregate net asset value of less than an
                                                                           amount determined from time to time by the
                                                                           Trustees; or (ii) to the extent that such
                                                                           shareholder own shares equal to or in excess of a
                                                                           percentage determined from time to time by the
                                                                           Trustees of the outstanding shares of the Trust or
                                                                           of any series or class thereof.

DISSOLUTION AND       Unless dissolved under the DE Declaration, the DE    Unless terminated as described below, the Trust
TERMINATION EVENTS    Trust has a perpetual existence.  The DE Trust may   shall continue without limitation of time.  The
                      be dissolved at any time by vote of a majority of    Trust may be terminated at any time by vote of at
                      the shares of the DE Trust entitled to vote or by    least 66-2/3% of the shares of each series
                      the board by written notice to the shareholders.     entitled to vote and voting separately by series
                      Any series may be dissolved at any time by vote of   or by the Trustees by written notice to the
                      a majority of the shares of that series or by the    shareholders.  Any series may be terminated at any
                      board by written notice to the shareholders of       time by vote of at least 66-2/3% of the shares of
                      that series.                                         that series or by the Trustees by written notice
                                                                           to the shareholders of that series.





                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

LIQUIDATION UPON      Under the Delaware Act, a DST that has dissolved     The Massachusetts Statute does not contain
DISSOLUTION OR        shall first pay or make reasonable provision to      specific provisions with respect to the
TERMINATION           pay all known claims and obligations, including      liquidation upon dissolution or termination of an
                      those that are contingent, conditional and           MBT.
                      unmatured, and all known claims and obligations
                      for which the claimant is unknown. Any remaining
                      assets shall be distributed to the shareholders or
                      as otherwise provided in the governing instrument.

                      Under the Delaware Act, a series that has dissolved shall first pay or make reasonable provision to pay all known claims and obligations of the series, including those that are contingent, conditional and unmatured, and all known claims and obligations of the series for which the claimant is unknown. Any remaining assets of the series shall be distributed to the shareholders of such series or as otherwise provided in the governing instrument.

                      The DE Declaration provides that, upon dissolution   The MA Declaration provides that, upon termination
                      of the DE Trust, the trustees shall (in accordance   of the Trust (or any series, as the case may be),
                      with the Delaware Act) pay or make reasonable        after paying or otherwise providing for all
                      provision to pay all claims and obligations of       charges, taxes, expenses and liabilities
                      each series (or the particular dissolved series,     belonging, severally, to each series (or the
                      as the case may be), including all contingent,       applicable series, as the case may be), whether
                      conditional or unmatured claims and obligations      due or accrued or anticipated as may be determined
                      known to the Trust, whether or not the identity of   by the Trustees, the Trust shall in accordance
                      the claimant is known.  If the series has            with such procedures as the Trustees consider
                      sufficient assets, such claims, obligations and,     appropriate reduce the remaining assets belonging,
                      if any, provisions for payment will be paid in       severally, to each series (or the applicable
                      full.  If the series has insufficient assets, such   series, as the case may be), to distributable form
                      claims, obligations and, if any, provisions for      in cash or shares or other securities, or any
                      payment will be paid according to their priority     combination thereof, and distribute the proceeds
                      and, among claims and obligations of equal           belonging to each series (or the applicable
                      priority, ratably to the extent of available         series, as the case my be), to the shareholders of
                      assets.  Any remaining assets (including without     that series, ratably according to the number of
                      limitation, cash, securities or any combination      shares of that series held by the several
                      thereof) of the series shall be distributed to the   shareholders on the date of termination.
                      shareholders of such series, ratably according to
                      the number of shares of such series held by the
                      shareholders on the record date for such
                      dissolution distribution.


VOTING RIGHTS,        Under the Delaware Act, the governing instrument     The Massachusetts Statute does not contain
MEETINGS, NOTICE,     may set forth any provision relating to trustee      specific provisions with respect to the voting
QUORUM, RECORD        and shareholder voting rights, including the         rights of the shareholders of an MBT.
DATES AND PROXIES     withholding of such rights from certain trustees
                      or shareholders. If voting rights are granted, the
                      governing instrument may contain any provision
                      relating to meetings, notice requirements, written
                      consents, record dates, quorum requirements,
                      voting by proxy and any other matter pertaining to
                      the exercise of voting rights. The governing
                      instrument may also provide for the establishment
                      of record dates for allocations and distributions
                      by the DST.




                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The DE Declaration provides that, subject to its     The MA Declaration provides that shareholders
                      provisions regarding voting by series or class,      shall have power to vote only (i) for the election
                      the shareholders have the power to vote only (i)     of Trustees as provided in the MA Declaration,
                      for the election of trustees, including filling      (ii) with respect to any amendment of the MA
                      vacancies on the board pursuant to the DE            Declaration to the extent and as provided for
                      Declaration; (ii) with respect to such additional    therein, (iii) to the same extent as the
                      matters relating to the Trust as may be required     stockholders of a Massachusetts business
                      by the DE Declaration, DE By-Laws, 1940 Act or any   corporation as to whether or not a court action,
                      registration statement of the Trust filed with the   proceeding or claim should be or should not be
                      SEC; and (iii) on such other matters as the board    brought or maintained derivatively or as a class
                      may consider necessary or desirable.                 action on behalf of the Trust or the shareholders,
                                                                           (iv) with respect to the termination of the Trust
                                                                           or any series to the extent and as provided in the
                                                                           MA Declaration, and (v) with respect to such
                                                                           additional matters relating to the Trust as may be
                                                                           required by the MA Declaration, the MA By-Laws or
                                                                           any registration of the Trust with the Commission
                                                                           (or any successor agency) or any state, or as the
                                                                           Trustees may consider necessary or desirable.

                                                                           At any time when no shares of a series or class
                                                                           thereof are outstanding, the Trustees may exercise
                                                                           all rights of shareholders of that series or class
                                                                           thereof with respect to matters affecting that
                                                                           series and may with respect to that series or
                                                                           class thereof take any action required by law, the
                                                                           MA Declaration or the MA By-Laws to be taken by
                                                                           the shareholders.

                      One Vote Per Share                                   One Vote Per Share
                      The shareholder of record (on the record date        The MA Declaration provides that each whole share
                      established pursuant to the DE Declaration,          shall be entitled to one vote as to any matter on
                      Article V, Section 5) of each share shall be         which it is entitled to vote and each fractional
                      entitled to one vote for each full share, and a      share shall be entitled to a proportionate
                      fractional vote for each fractional share.           fractional vote.

                      Voting by Series or Class                            Voting by Series or Class
                      The DE Declaration provides that all shares of the   The MA Declaration provides that, except as
                      DE Trust entitled to vote on a matter shall vote     otherwise provided therein, the shareholders of
                      on the matter, separately by series and, if          any particular series or class shall not be
                      applicable, by class; provided that: (i) where the   entitled to vote on any matters as to which such
                      1940 Act requires all shares of the DE Trust to be   series or class is not affected.  On any matter
                      voted in the aggregate without differentiation       submitted to a vote of shareholders, all shares of
                      between the separate series or classes, then all     the Trust then entitled to vote shall be voted by
                      of the DE Trust's shares shall vote in the           individual series and class thereof, unless
                      aggregate; and (ii) if any matter affects only the   otherwise required by the 1940 Act or other
                      interests of some but not all series or classes,     applicable law or as specifically required under
                      then only the shareholders of such affected series   the MA Declaration or the MA Bylaws or as
                      or classes shall be entitled to vote on the matter.  otherwise determined by the Trustees.  If any question on which the shareholders are entitled to
                                                                           vote would adversely affect the rights of any
                                                                           series or class of shares, the vote of a majority
                                                                           (or such larger vote as may be required) of the
                                                                           shares of such series or class which are entitled
                                                                           to vote, voting separately, shall be required to
                                                                           decide such question.




                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Shareholders' Meetings                               Shareholders' Meetings
                      The Delaware Act does not mandate annual             The MA Statute does not mandate that an MBT hold
                      shareholders' meetings.                              annual shareholders' meetings.

                      The DE Declaration provides that a shareholders'     The MA Declaration provides that no annual or
                      meeting may be called by the board for the purpose   regular meeting of shareholders is required.  The
                      of electing trustees, for such other purposes as     MA Declaration also provides that meetings of the
                      may be prescribed by law, the DE Declaration or      shareholders may be called by the Trustees for the
                      the DE By-Laws, and for the purpose of taking        purpose of electing Trustees as provided for
                      action upon any other matter deemed by the board     therein and for such other purposes as may be
                      to be necessary or desirable.  Also, a meeting of    prescribed by law, by the MA Declaration or by the
                      shareholders for the purpose of electing one or      MA By-Laws.  Meetings of the shareholders may also
                      more trustees may be called, to the extent           be called by the Trustees from time to time for
                      provided by the 1940 Act and the rules and           the purpose of taking action upon any other matter
                      regulations thereunder, by the shareholders.         deemed by the Trustees to be necessary or
                                                                           desirable.  A meeting of shareholders may be held
                      The DE By-Laws provide that a shareholders'          at any place designated by the Trustees.  Written
                      meeting may be called at any time by the board,      notice of any meeting of shareholders shall be
                      the Chairperson or the President. If the Trust is    given or caused to be given by the Trustees by
                      required under the 1940 Act to hold a                mailing such notice at least seven days before
                      shareholders' meeting to elect trustees, the         such meeting, postage prepaid, stating the time
                      meeting shall be deemed an "annual meeting" for      and place of the meeting, to each shareholder at
                      that year for purposes of the 1940 Act.              the shareholder's address as it appears on the
                                                                           records of the Trust.  Whenever notice of a
                                                                           meeting is required to be given to a shareholder
                                                                           under the MA Declaration or the MA By-Laws, a
                                                                           written waiver thereof, executed before or after
                                                                           the meeting by such shareholder or his or her
                                                                           attorney thereunto authorized and filed with the
                                                                           records of the meeting, shall be deemed equivalent
                                                                           to such notice.

                                                                           The MA By-Laws provide that a meeting of the
                                                                           shareholders may be called at any time by the
                                                                           Board of Trustees, the Chairperson (as defined
                                                                           therein) or by the President (as defined therein).
                                                                           If the Trust is required, under the 1940 Act, or
                                                                           otherwise, to hold a shareholders' meeting to
                                                                           elect Trustees, the meeting shall be deemed an
                                                                           "annual meeting" for that year, including for
                                                                           purposes of the 1940 Act.

                      The DE By-Laws provide that notice of any            The MA By-Laws also provide that all notices of
                      shareholders' meeting shall be sent or otherwise     meetings of shareholders shall be sent or
                      given not less than seven nor more than one          otherwise given, (as described below) not less
                      hundred and twenty  days before the date of the      than seven (7) nor more than one-hundred twenty
                      meeting.  The notice shall specify (i) the place,    (120) days before the date of the meeting. The
                      date and hour of the meeting, and (ii) The general   notice shall specify (i) the place, date and hour
                      nature of the business to be transacted.   The       of the meeting, and (ii) the general nature of the
                      notice of any meeting at which trustees are to be    business to be transacted. The notice of any
                      elected also shall include the name of any           meeting at which Trustees are to be elected also
                      nominee(s) who, at the time of the notice, are       shall include the name of any nominee or nominees
                      intended to be presented for election. Except with   whom at the time of the notice are intended to be
                      respect to adjournments as provided in the DE        presented for election. Except with respect to
                      By-Laws, no business shall be transacted at such     adjournments as provided for in the MA By-Laws, no
                      meeting other than that specified in the notice.     business shall be transacted at such meeting other
                                                                           than that specified in the notice.
                      Notice of any shareholders' meeting shall be given
                      either personally or by first-class mail, courier    Notice of any meeting of shareholders shall be
                      or telegraphic, facsimile, electronic mail or        given either personally or by first-class mail,
                      other written communication, charges prepaid,        courier or telegraphic, facsimile, electronic mail
                      addressed to the shareholder at the address of       or other written communication, charges prepaid,
                      that shareholder appearing on the books of the DE    addressed to the shareholder at the address of
                      Trust or its transfer agent or given by the          that shareholder appearing on the books of the
                      shareholder to the DE Trust for the purpose of       Trust or its transfer agent or given by the
                      notice.  If no such address appears on the DE        shareholder to the Trust for the purpose of
                      Trust's books or is given, notice is deemed to       notice. If no such address appears on the Trust's
                      have been given if sent to that shareholder by       books or is given, notice shall be deemed to have
                      first-class mail, courier, or telegraphic,           been given if sent to that shareholder by
                      facsimile, electronic mail or other written          first-class mail, courier, or telegraphic,
                      communication to the DE Trust's principal            facsimile, electronic mail or other written
                      executive office.  Notice shall be deemed to have    communication to the Trust's principal executive
                      been given at the time when delivered personally     office. Notice shall be deemed to have been given
                      or deposited in the mail, with a courier or sent     at the time when delivered personally or deposited
                      by telegram, facsimile, electronic mail or other     in the mail, with a courier or sent by telegram,
                      means of written communication.                      facsimile, electronic mail or other means of
                                                                           written communication.
                      If any notice addressed to a shareholder, at the
                      address on record with the DE Trust, is returned     If any notice addressed to a shareholder at the
                      to the DE Trust marked to indicate the notice        address of that shareholder appearing on the books
                      cannot be delivered at that address, all future      of the Trust is returned to the Trust marked to
                      notices or reports shall be deemed to have been      indicate that the notice to the shareholder cannot
                      duly given without further mailing, or substantial   be delivered at that address, all future notices
                      equivalent thereof, if such notices shall be         or reports shall be deemed to have been duly given
                      available to the shareholder on written demand of    without further mailing, or substantial equivalent
                      the shareholder at the offices of the DE Trust for   thereof, if such notices shall be available to the
                      one year from the date of giving the notice.         shareholder on written demand of the shareholder
                                                                           at the principal executive office of the Trust for
                                                                           a period of one year from the date of the giving
                                                                           of the notice.






                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Record Dates                                         Record Dates
                      As set forth above, the Delaware Act authorizes      The Massachusetts Statute does not contain a
                      the governing instrument of a DST to set forth any   specific provision that addresses the record dates
                      provision relating to record dates.                  of meetings of shareholders of an MBT.

                      The DE Declaration provides that, for purposes of    The MA Declaration provides that, for the purpose
                      determining the shareholders entitled to notice      of determining the shareholders who are entitled
                      of, or to vote at, any shareholders' meeting or      to vote or act at any meeting or any adjournment
                      entitled to give consent to action without a         thereof, the Trustees may from time to time fix a
                      meeting, the board may fix in advance a record       time as the record date for determining the
                      date that may not be more than one hundred and       shareholders having the right to notice of and to
                      eighty days nor less than seven days before the      vote at such meeting and any adjournment thereof,
                      date of the shareholders' meeting.                   and in such case only shareholders of record on
                                                                           the record date shall have such right,
                                                                           notwithstanding any transfer of shares on the
                                                                           books of the Trust after the record date.  Without
                                                                           fixing a record date, the Trustees may close the
                                                                           register or transfer books for all or any part of
                                                                           the period between a record date and a meeting of
                                                                           shareholders.  The MA Declaration further provides
                                                                           that nothing contained therein shall be construed
                                                                           as precluding the Trustees from setting different
                                                                           record dates for different series.

                      Pursuant to the DE Declaration, if the board does    The MA By-Laws provide that the Board of Trustees
                      not fix a record date:  (i) the record date for      may fix a date not more than ninety (90) days
                      determining shareholders entitled to notice of,      before the date of a meeting of shareholders.  In
                      and to vote at, a meeting will be at the close of    the absence of such fixed record date: (i) the
                      business on the business day next preceding the      date for determination of shareholders shall be
                      day on which notice is given, or, if notice is       the later of the close of business on the day on
                      waived, at the close of business on the business     which notice of the meeting is mailed or the
                      day which is five business days next preceding to    thirtieth day before the meeting; and (ii) the
                      the day on which the meeting is held; and (ii) the   date for determining shareholders entitled to
                      record date for determining shareholders entitled    receive payment of a dividend or an allotment of
                      to give consent to action in writing without a       any rights shall be the close of business on the
                      meeting, (a) when no prior action by the board has   day on which the resolution of the Board of
                      been taken, shall be the day on which the first      Trustees is adopted.
                      written consent is given, or (b) when prior action
                      of the board has been taken, shall be the close of
                      business on the day on which the board adopts the
                      resolution taking such prior action or the
                      seventy-fifth day before the date of such other
                      action, whichever is later.

                      To determine the shareholders of the DE Trust or any series or class thereof entitled to payment of a dividend or any other distribution of assets of the DE Trust or any series or class thereof, the DE Declaration authorizes the board, from time to time, to fix a record date, which shall be before the date for the payment of such dividend or such other distribution. The board may set different record dates for different series or classes.

                      Quorum for Shareholders' Meeting                     Quorum for Shareholders' Meeting
                      To transact business at a shareholders' meeting,     The MA Declaration provides that, except when a
                      the DE Declaration provides that, except when a      larger quorum is required by the 1940 Act or other
                      larger quorum is required by applicable law,         applicable law, the MA By-Laws or the MA
                      thirty-three and one-third percent of the shares     Declaration, 10% of the shares entitled to vote
                      present in person or represented by proxy and        shall constitute a quorum at a shareholders'
                      entitled to vote at the meeting shall constitute a   meeting.  Any meeting of shareholders may be
                      quorum at such meeting.  When a separate vote by     adjourned from time to time by a majority of the
                      one or more series or classes is required,           votes properly cast upon the question, whether or
                      thirty-three and one-third percent of the shares     not a quorum is present, and the meeting may be
                      of each such series or class present in person or    held as adjourned within a reasonable time after
                      represented by proxy and entitled to vote shall      the date set for the original meeting without
                      constitute a quorum at such series or class          further notice.
                      shareholders' meeting.


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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Shareholder Vote                                     Shareholder Vote
                      The DE Declaration provides that, subject to any     The MA By-Laws provide that, when a quorum is
                      provision of the DE Declaration, the DE By-Laws or   present at any meeting, a majority of the shares
                      applicable law that requires a different vote: (i)   voted shall decide any questions and a plurality
                      in all matters other than the election of            shall elect a Trustee, except when a larger vote
                      trustees, the affirmative vote of the majority of    is required by any provision of the MA
                      votes cast at a shareholders' meeting at which a     Declaration, the MA By-Laws or the 1940 Act or
                      quorum is present shall be the act of the            other applicable law.
                      shareholders; and (ii) trustees shall be elected
                      by a plurality of the votes cast at a
                      shareholders' meeting at which a quorum is
                      present.

                      Shareholder Vote on Certain Transactions             Shareholder Vote on Certain Transactions
                      Pursuant to the DE Declaration, the board, by act    The MA Declaration provides that the Trustees may
                      of a majority of the trustees, may cause the         cause the assets of the Trust or the assets of any
                      merger or consolidation with or into one or more     one or more series to be merged into or
                      statutory trusts or other business entities          consolidated with another trust or company, or to
                      formed, organized or existing under the laws of      the Trust to be held as assets belonging to
                      the State of Delaware, any other state, the United   another series, or its shares exchanged under or
                      States or any foreign country or other foreign       pursuant to any state or federal statute, if any,
                      jurisdiction.  Any such merger or consolidation      or otherwise to the extent permitted by law, if
                      shall not require the vote of the shareholders       such merger or consolidation or share exchange has
                      affected thereby, unless such vote is required by    been authorized by vote of a majority of the
                      the 1940 Act, or unless such merger or               outstanding shares, as such phrase is defined in
                      consolidation would result in an amendment of the    the 1940 Act; provided that in all respects not
                      DE Declaration that would otherwise require the      governed by statute or applicable law, the
                      approval of such shareholders.  Also, the board,     Trustees shall have power to prescribe the
                      by act of a majority of the trustees, may cause      procedure necessary or appropriate to accomplish a
                      (i) the DE Trust to convert to a common-law trust,   sale of assets, merger or consolidation.
                      a general partnership, limited partnership or a
                      limited liability company organized, formed or
                      created under Delaware state law as permitted
                      under the Delaware Act; (ii) the shares of the DE
                      Trust or any series to be converted into
                      beneficial interests in another statutory trust
                      (or series thereof) created pursuant to the DE
                      Declaration; (iii) the shares to be exchanged
                      under or pursuant to any state or federal statute
                      to the extent permitted by law; or (iv) the DE
                      Trust to sell or transfer all or substantially all
                      of the assets of the DE Trust or any one or more
                      of its series to another trust, statutory trust,
                      partnership, limited partnership, limited
                      liability company, association or corporation
                      organized under the laws of any state, or to one
                      or more separate series thereof, or to the DE
                      Trust to be held as assets of one or more other
                      series of the DE Trust, in exchange for cash,
                      shares or other securities (which may include
                      shares of such other series) whether or not such
                      sale or transfer is subject to the liabilities of
                      the series the assets of which are so sold or
                      transferred; provided that, if required by the
                      1940 Act, no such statutory conversion, share
                      conversion, share exchange or sale or transfer of
                      assets shall be effective unless approved (at a
                      shareholders' meeting called for that purpose) by
                      the "vote of a majority of the outstanding voting
                      securities," as defined in the 1940 Act, of the DE
                      Trust or series, as applicable.


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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Cumulative Voting                                    Cumulative Voting
                      The DE Declaration provides that shareholders are    The MA Declaration provides that there shall be no
                      not entitled to cumulative voting in the election    cumulative voting in the election of Trustees.
                      of trustees or on any other matter.

                      Proxies                                              Proxies
                      Under the Delaware Act, unless otherwise provided    The MA Statute does not contain specific
                      in the governing instrument of a DST, on any         provisions with respect to the shareholders of an
                      matter that is to be voted on by the trustees or     MBT voting by proxy.
                      the shareholders, the trustees or shareholders (as
                      applicable) may vote in person or by proxy and       The MA Declaration provides that shares may be
                      such proxy may be granted in writing, by means of    voted in person or by proxy.  A proxy with respect
                      "electronic transmission" (as defined in the         to shares held in the name of two or more persons
                      Delaware Act) or as otherwise permitted by           shall be valid if executed by any one of them
                      applicable law.  Under the Delaware Act, the term    unless at or prior to exercise of the proxy the
                      "electronic transmission" is defined as any form     Trust receives a specific written notice to the
                      of communication not directly involving the          contrary from any one of them.  A proxy purporting
                      physical transmission of paper that creates a        to be executed by or on behalf of a shareholder
                      record that may be retained, retrieved and           shall be deemed valid unless challenged at or
                      reviewed by a recipient thereof and that may be      prior to its exercise and the burden of proving
                      directly reproduced in paper form by such a          the invalidity shall rest on the challenger.
                      recipient through an automated process.

                      The DE Declaration provides that shares may be       The MA By-Laws provide that every shareholder
                      voted in person or by proxy.  The DE By-Laws         entitled to vote for Trustees or on any other
                      permit a shareholder to authorize another            matter shall have the right to do so either in
                      person(s) to act as proxy by signing the proxy and   person or by one or more agents authorized by a
                      filing it with the secretary of the DE Trust.  A     written proxy signed by the shareholder and filed
                      proxy is deemed signed if the shareholder's name     with the Secretary of the Trust. A proxy shall be
                      is placed on the proxy (whether by manual            deemed signed if the shareholder's name is placed
                      signature, typewriting, telegraphic transmission,    on the proxy (whether by manual signature,
                      electronic transmission or otherwise) by the         typewriting, telegraphic transmission or
                      shareholder or the shareholder's                     otherwise) by the shareholder or the shareholder's
                      attorney-in-fact.  A validly executed proxy that     attorney-in-fact.  A validly executed proxy which
                      does not state that it is irrevocable continues in   does not state that it is irrevocable shall
                      full force and effect unless (i) revoked by the      continue in full force and effect unless (i)
                      shareholder executing it by a written notice         revoked by the shareholder executing it by a
                      delivered to the DE Trust prior to the exercise of   written notice delivered to the Trust prior to the
                      the proxy or by the shareholder's execution of a     exercise of the proxy or by the shareholder's
                      subsequent proxy or attendance and vote in person    execution of a subsequent proxy or attendance and
                      at the meeting; or (ii) written notice of the        vote in person at the meeting; or (ii) written
                      death or incapacity of the shareholder is received   notice of the death or incapacity of the
                      by the DE Trust before the proxy's vote is           shareholder is received by the Trust before the
                      counted.  Unless a proxy expressly provides          proxy's vote is counted; provided, however, that
                      otherwise, it is not valid more than eleven months   no proxy shall be valid after the expiration of
                      after its date. In addition, the DE By-Laws          eleven (11) months from the date of the proxy
                      provide that the revocability of a proxy that        unless otherwise provided in the proxy.  The
                      states on its face that it is irrevocable shall be   revocability of a proxy that states on its face
                      governed by the provisions of the General            that it is irrevocable shall be governed by the
                      Corporation Law of the State of Delaware.            applicable provisions of the Business Corporation
                                                                           Law of the Commonwealth of Massachusetts.


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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The DE By-Laws provide that the DE Trust may         The MA By-Laws further provide that, with respect
                      accept proxies by electronic transmission (as        to any shareholders' meeting, the Trust may accept
                      defined in the Delaware Act) or telephonic,          proxies by any electronic, telephonic,
                      computerized, telecommunications or any other        computerized, telecommunications or other
                      reasonable alternative to the execution of a         reasonable alternative to the execution of a
                      written instrument authorizing the proxy to act,     written instrument authorizing the proxy to act,
                      provided the shareholder's authorization is          provided the shareholder's authorization is
                      received within eleven months before the meeting.    received within eleven (11) months before the
                      A proxy with respect to shares held in the name of   meeting.  A proxy with respect to shares held in
                      two or more persons is valid if executed by any      the name of two or more Persons shall be valid if
                      one of them unless at or prior to exercise of the    executed by any one of them unless at or prior to
                      proxy the DE Trust receives a specific written       exercise of the proxy the Trust receives a
                      notice to the contrary from any one of them.  A      specific written notice to the contrary from any
                      proxy purporting to be executed by or on behalf of   one of them.  A proxy purporting to be executed by
                      a shareholder shall be deemed valid unless           or on behalf of a shareholder shall be deemed
                      challenged at or prior to its exercise and the       valid unless challenged at or prior to its
                      burden of proving invalidity shall rest with the     exercise and the burden of proving invalidity
                      challenger.                                          shall rest with the challenger.
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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Action by Written Consent                            Action by Written Consent
                      Under the Delaware Act, unless otherwise provided    The MA Statute does not contain specific
                      in the governing instrument of a DST, on any         provisions with respect to action taken by written
                      matter that is to be voted on by the trustees or     consent of the shareholders or the trustees of an
                      the shareholders, such action may be taken without   MBT.
                      a meeting, without prior notice and without a vote
                      if a written consent(s), setting forth the action
                      taken, is (are) signed by the trustees or
                      shareholders (as applicable) having not less than
                      the minimum number of votes that would be
                      necessary to take such action at a meeting at
                      which all trustees or interests in the DST (as
                      applicable) entitled to vote on such action were
                      present and voted.  Unless otherwise provided in
                      the governing instrument, a consent transmitted by
                      "electronic transmission" (as defined in the
                      Delaware Act) by a trustee or shareholder (as
                      applicable) or by a person(s) authorized to act
                      for a trustee or shareholder (as applicable) will
                      be deemed to be written and signed for this
                      purpose.

                      Shareholders.  The DE Declaration authorizes         Shareholders.  The MA Declaration provides that
                      shareholders to take action without a meeting and    any action taken by shareholders may be taken
                      without prior notice if a written consent(s)         without a meeting if shareholders holding a
                      setting forth the action taken is (are) signed by    majority of the shares entitled to vote on the
                      the holders of not less than the minimum number of   matter (or such larger proportion thereof as shall
                      votes that would be necessary to authorize or take   be required by any express provision of the MA
                      that action at a meeting at which all shares         Declaration or by the MA Bylaws) and/or holding a
                      entitle to vote on that action were present and      majority (or such larger proportion as aforesaid)
                      voted.  Any shareholder giving a written consent,    of the shares of any series or class entitled to
                      the shareholder's proxy holders, or a personal       vote separately on the matter consent to the
                      representative of the shareholder may revoke the     action in writing and such written consents are
                      consent by a writing received by the secretary of    filed with the records of the meetings of
                      the DE Trust before written consents of the number   shareholders.  Such consent shall be treated for
                      of shares required to authorize the proposed         all purposes as a vote taken at a meeting of
                      action have been filed with the secretary. If the    shareholders.
                      consents of all shareholders entitled to vote have
                      not been solicited in writing and if the unanimous
                      written consent of all such shareholders have not
                      been received, the secretary shall give prompt
                      notice of the action taken without a meeting to
                      such shareholders. This notice shall be given in
                      the manner specified in the DE By-Laws.


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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Board of Trustees.  The DE Declaration authorizes    Board of Trustees.  The MA By-Laws provide that,
                      the board or any committee of the board to take      except as required by law, including the 1940 Act
                      action without a meeting if a majority of the        and the rules and regulations thereunder, on any
                      members of the board, or committee thereof, as the   matter required or permitted to be voted on by the
                      case may be, collectively consent in writing to      Board of Trustees or a committee of the Board of
                      that action.                                         Trustees, the Board of Trustees or committee
                                                                           thereof may take such action without a meeting,
                      The DE By-Laws provide that, except as required by   without prior notice and without a vote, if a
                      law, including the 1940 Act and the rules and        consent or consents in writing, setting forth the
                      regulations thereunder, on any matter required or    action so taken, shall be signed by the Trustees
                      permitted to be voted on by the board or a           having not less than the minimum number of votes
                      committee of the board, the board or committee       that would be necessary to authorize or take such
                      thereof may take such action without a meeting,      action at a meeting at which all Trustees entitled
                      without prior notice and without a vote, if a        to vote thereon were present and voted.
                      consent or consents in writing, setting forth the
                      action so taken, shall be signed by the trustees
                      having not less than the minimum number of votes
                      that would be necessary to authorize or take such
                      action at a meeting at which all trustees entitled
                      to vote thereon were present and voted.

REMOVAL OF TRUSTEES   The governing instrument of a DST may contain any    The MA Statute does not contain specific
                      provision relating to the removal of trustees;       provisions with respect to the removal of the
                      provided however, that there shall at all times be   trustees of an MBT.
                      at least one trustee of the DST.

                      Under the DE Declaration, any trustee may be         The MA Declaration provides that the Trustees may
                      removed, with or without cause, by the board, by     remove Trustees with or without cause.
                      action of a majority of the trustees then in
                      office at a duly constituted meeting.
                      Shareholders have the power to remove a trustee
                      only to the extent provided by the 1940 Act and
                      the rules and regulations thereunder.


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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

VACANCIES ON BOARD    The DE Declaration provides that vacancies on the    The MA Declaration provides that the Trustees may
OF TRUSTEES           board may be filled by action of a majority of the   fill vacancies on the Board of Trustees, including
                      trustees then in office at a duly constituted        vacancies arising from an increase in the number
                      meeting.  No such vacancy shall operate to           of Trustees.  No such vacancy shall operate to
                      dissolve the DE Trust or any of its series or to     annul the MA Declaration or to revoke any existing
                      revoke any existing agency created pursuant to the   agency created pursuant to the terms of the MA
                      terms of the DE Declaration.  Whenever a vacancy     Declaration.
                      in the board occurs, until such vacancy is filled
                      as provided in the DE Declaration, the trustee(s)
                      in office, regardless of the number, shall have
                      all the powers granted to the board and shall
                      discharge all the duties imposed upon the board by
                      the DE Declaration.  In the event of the death,
                      declination, resignation, retirement, removal,
                      declaration as bankrupt or incapacity of all of
                      the then trustees, the DE Trust's investment
                      adviser(s) is (are) empowered to appoint new
                      trustees subject to the provisions of Section
                      16(a) of the 1940 Act.

                      The DE By-Laws provide that vacancies in the board   The MA By-Laws provide that vacancies in the Board
                      may be filled by a majority of the remaining         of Trustees may be filled by a majority of the
                      trustees, though less than a quorum, or by a sole    remaining Trustees, though less than a quorum, or
                      remaining trustee, unless the board calls a          by a sole remaining Trustee, unless the Board of
                      meeting of shareholders for the purpose of filling   Trustees calls a meeting of shareholders for the
                      such vacancies; provided that, whenever and for so   purpose of filling such vacancies.
                      long as the DE Trust is a participant in or          Notwithstanding the above, whenever and for so
                      otherwise has in effect a plan under Rule 12b-1      long as the Trust is a participant in or otherwise
                      under the 1940 Act, the selection and nomination     has in effect a plan under which the Trust may be
                      of the trustees who are not "interested persons"     deemed to bear expenses of distributing its shares
                      of the DE Trust, as defined in the 1940 Act (the     as that practice is described in Rule 12b-1 under
                      "Independent Trustees"), is committed to the         the 1940 Act, then the selection and nomination of
                      discretion of the Independent Trustees.  If all      the Trustees who are not "interested persons" of
                      trustee offices become vacant, an authorized         the Trust, as that term is defined in the 1940 Act
                      officer of Delaware Management Company, a series     (the "Independent Trustees") shall be, and is,
                      of Delaware Management Business Trust, or any        committed to the discretion of the Independent
                      successor entity thereto or affiliate thereof        Trustees.
                      serving as investment adviser to the DE Trust
                      ("DMC"), on behalf DMC, shall serve as the sole      The MA By-Laws further provide that, in the event
                      remaining trustee effective upon the vacancy in      that all Trustee offices become vacant, an
                      the office of the last trustee.  In such case,       authorized officer of Delaware Management Company,
                      such officer of DMC, as the sole remaining           a series of Delaware Management Business Trust, or
                      trustee, shall, as soon as practicable, fill all     any successor entity thereto or affiliate thereof
                      of the vacancies on the board of Trustees;           serving as investment adviser to the Trust
                      provided that, upon filling such vacancies, the      ("DMC"), on behalf DMC, shall serve as the sole
                      percentage of trustees who are Independent           remaining Trustee effective upon the vacancy in
                      Trustees shall be no less than that required by      the office of the last Trustee.  In such case,
                      the 1940 Act.  Thereupon, such officer of DMC        such officer of DMC, as the sole remaining
                      shall resign as trustee and a meeting of the         Trustee, shall, as soon as practicable, fill all
                      shareholders shall be called, as required by the     of the vacancies on the Board of Trustees;
                      1940 Act, for the election of trustees.              provided, however, that, upon filling such
                                                                           vacancies, the percentage of Trustees who are
                                                                           Independent Trustees of the Trust shall be no less
                                                                           than that required by the 1940 Act.  Thereupon,
                                                                           such officer of DMC shall resign as Trustee and a
                                                                           meeting of the shareholders shall be called, as
                                                                           required by the 1940 Act, for the election of
                                                                           Trustees.



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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                                                                           The MA By-Laws also provide that whenever a
                                                                           vacancy in the Board of Trustees shall occur (by
                                                                           reason of death, resignation, removal, an increase
                                                                           in the authorized number of Trustees or other
                                                                           cause), until such vacancy is filled as provided
                                                                           herein or the number of authorized Trustees
                                                                           constituting the Board of Trustees is decreased
                                                                           pursuant to the MA Declaration, the Trustee(s)
                                                                           then in office, regardless of the number and even
                                                                           if less than a quorum, shall have all the powers
                                                                           granted to the Board of Trustees and shall
                                                                           discharge all the duties imposed upon the Board of
                                                                           Trustees by the MA Declaration and the MA By-Laws
                                                                           as though such number constitutes the entire Board
                                                                           of Trustees.

SHAREHOLDER           Under the Delaware Act, except to the extent         The Massachusetts Statute does not include an
LIABILITY             otherwise provided in the governing instrument of    express provision relating to the limitation of
                      a DST, shareholders of a DST are entitled to the     liability of the beneficial owners of an MBT.
                      same limitation of personal liability extended to    Therefore, the owners of an MBT could potentially
                      shareholders of a private corporation organized      be liable for the obligations of the MBT,
                      for profit under the General Corporation Law of      notwithstanding any express provision in the
                      the State of Delaware (such shareholders are         governing instrument stating that the beneficial
                      generally not liable for the obligations of the      owners are not personally liable in connection
                      corporation).                                        with trust property or the acts, obligations or
                                                                           affairs of the MBT.


                      Under the DE Declaration, shareholders are           The MA By-Laws provide that, in case any
                      entitled to the same limitation of personal          shareholder or former shareholder shall be held to
                      liability as that extended to shareholders of a      be personally liable solely by reason of his or
                      private corporation organized for profit under the   her being or having been a shareholder of the
                      General Corporation Law of the State of Delaware.    Trust or of a particular series or class thereof
                      However, the board may cause any shareholder to      and not because of his or her acts or omissions or
                      pay for charges of the DE Trust's custodian or       for some other reason, the shareholder or former
                      transfer, dividend disbursing, shareholder           shareholder (or his or her heirs, executors,
                      servicing or similar agent by setting off such       administrators or other legal representatives or
                      amount due from such shareholder from (i) declared   in the case of a corporation or other entity, its
                      but unpaid dividends or distributions owed such      corporate or other general successor) shall be
                      shareholder, or (ii) a reduction in the number of    entitled out of the assets of the series or in the
                      shares in the account of such shareholder by that    case of a class, allocable to such class, of which
                      number of full and/or fractional shares which        he is a shareholder or former shareholder to be
                      represents the outstanding amount of such charges    held harmless from the indemnified against all
                      due from such shareholder.                           loss and expense arising from such liability.

TRUSTEE/AGENT         Subject to the provisions in the governing           The Massachusetts Statute does not include an
LIABILITY             instrument, the Delaware Act provides that a         express provision limiting the liability of the
                      trustee or any other person appointed, elected or    trustees of an MBT. The trustees of an MBT could
                      engaged to manage the DST, when acting in such       potentially be held personally liable for the
                      capacity, will not be personally liable to any       obligations of the MBT.
                      person other than the DST or a shareholder of the
                      DST for any act, omission or obligation of the DST
                      or any trustee. To the extent that at law or in
                      equity, a trustee has duties (including fiduciary
                      duties) and liabilities to the DST and its
                      shareholders, such duties and liabilities may be
                      expanded or restricted by the governing instrument.




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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The DE Declaration provides that to the fullest      The MA Declaration provides that the Trustees
                      extent that limitations on the liability of          shall not be responsible for liable in any event
                      trustees and officers are permitted by the           for any neglect or wrong-doing of any officer,
                      Delaware Act, the officers and trustees are not      agent, employee, manager or principal underwriter
                      responsible or liable in any event for any act or    of the Trust, nor shall any Trustee be responsible
                      omission of any agent, employee, investment          for the act or omission of any other Trustee, but
                      adviser or principal underwriter of the DE Trust,    nothing therein contained shall protect any
                      or with respect to each trustee and officer, the     Trustee against any liability to which he would
                      act or omission of any other trustee or officer,     otherwise be subject by reason of willful
                      respectively.  This limitation on liability          misfeasance, bad faith, gross negligence or
                      applies to events occurring at the time the person   reckless disregard of the duties involved in the
                      serves as a trustee or officer of the DE Trust       conduct of his or her office.
                      whether or not such person is a trustee or officer
                      at the time of any proceeding in which liability     The MA Declaration further provides that every
                      is asserted.  Nothing in the DE Declaration          note, bond, contract, instrument, certificate or
                      protects any officer or trustee from or against      undertaking and every other act or thing
                      any liability to the DE Trust or any shareholder     whatsoever issued, executed or done by or on
                      to which such officer or trustee would otherwise     behalf of the Trust or the Trustees or any of them
                      be subject by reason of willful misfeasance, bad     in connection with the Trust shall be conclusively
                      faith, gross negligence or reckless disregard of     deemed to have been issued, executed or done only
                      the duties involved in the conduct of such           in or with respect to their or his or her capacity
                      person's office (such reasons referred to as         as Trustees or Trustee, and such Trustees or
                      "Disqualifying Conduct").  Every contract, act or    Trustee shall not be personally liable thereon.
                      document whatsoever issued, executed or done by or
                      on behalf of the DE Trust, the officers or the
                      trustees or any of them in connection with the DE
                      Trust shall be conclusively deemed to have been
                      issued, executed or done only in such person's
                      capacity as trustee and/or as officer, and such
                      trustee or officer, as applicable, shall not be
                      personally liable therefor, except for
                      Disqualifying Conduct.  No officer or trustee
                      shall be liable to the DE Trust for errors of
                      judgment or mistakes of fact or law.  The officers
                      and trustees may obtain the advice of counsel or
                      other experts with respect to the meaning and
                      operation of the DE Declaration and their duties
                      as officers or trustees.  No such officer or
                      trustee shall be liable for any act or omission in
                      accordance with such advice and no inference
                      concerning liability shall arise from a failure to
                      follow such advice.  The officers and trustees are
                      not required to give any bond as such, nor any
                      surety if a bond is required.

INDEMNIFICATION       Subject to such standards and restrictions, if       Although the Massachusetts Statute is silent as to
                      any, contained in the governing instrument of a      the indemnification of trustees, officers and
                      DST, the Delaware Act authorizes a DST to            shareholders, indemnification is expressly
                      indemnify and hold harmless any trustee,             provided for in the MA Declaration.
                      shareholder or other person from and against any
                      and all claims and demands.




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

                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      Pursuant to the DE Declaration, the DE Trust, out    The MA Declaration provides that the Trust shall
                      of the DE Trust's property, shall indemnify and      indemnify each of its Trustees and officers
                      hold harmless each and every officer and trustee     (including persons who serve at the Trust's
                      from and against any and all claims and demands      request as directors, officers or trustees of
                      whatsoever arising out of or related to such         another organization in which the Trust has any
                      officer's or Trustee's performance of his or her     interest as a shareholder, creditor or otherwise)
                      duties as an officer or trustee of the Trust.        (hereinafter referred to as a "Covered Person")
                      Nothing in the DE Declaration indemnifies or hold    against all liabilities and expenses, including
                      harmless any officer or Trustee from or against      but not limited to amounts paid in satisfaction of
                      any liability to the DE Trust or any shareholder     judgments, in compromise or as fines and
                      to which such officer or trustee would otherwise     penalties, and counsel fees incurred by any
                      be subject by reason of Disqualifying Conduct.       Covered Person in connection with the defense or
                                                                           disposition of any action, suit or other
                      The DE By-Laws provide that the DE Trust shall       proceeding, whether civil or criminal, before any
                      indemnify any person who was or is a party or is     court or administrative or legislative body, in
                      threatened to be made a party to any:                which such Covered Person may be or may have been
                      o    proceeding (other than an action by or in       involved as a party or otherwise or with which
                           the right of the Trust) by reason of the fact   such Covered Person may be or may have been
                           that such person is or was an agent of the      threatened, while in office or thereafter, by
                           Trust, against expenses, judgments,             reason of being or having been such a Covered
                           penalties, fines, settlements and other         Person except with respect to any matter as to
                           amounts actually and reasonably incurred in     which such Covered Person shall have been finally
                           connection with such proceeding, if such        adjudicated in any such action, suit or other
                           person acted in good faith and in a manner      proceeding to be liable to the Trust or its
                           that such person reasonably believed to be in   shareholders by reason of willful misfeasance, bad
                           the best interests of the DE Trust and in the   faith, gross negligence or reckless disregard of
                           case of a criminal proceeding, had no           the duties involved in the conduct of such Covered
                           reasonable cause to believe such person's       Person's office.  Expenses, including counsel fees
                           conduct was unlawful; or                        so incurred by any such Covered Person (but
                      o    threatened, pending or completed action         excluding amounts paid in satisfaction of
                           by or in the right of the DE Trust to procure   judgments, in compromise or as fines or
                           a judgment in its favor by reason of the fact   penalties), shall be paid from time to time by the
                           that the person is or was an agent of the DE    Trust in advance of the final disposition of any
                           Trust, against expenses actually and            such action, suit or proceeding upon receipt of an
                           reasonably incurred by that person in           undertaking by or on behalf of such Covered Person
                           connection with the defense or settlement of    to repay amounts so paid to the Trust if it is
                           that action if that person acted in good        ultimately determined that indemnification of such
                           faith and in a manner that person reasonably    expense is not authorized under the MA
                           believed to be in the best interests of the     Declaration; provided, however, that either (a)
                           DE Trust.                                       such Covered Person shall have provided
                                                                           appropriate security for such undertaking, (b) the
                      "Agent" means any person who is or was a trustee,    Trust shall be insured against losses arising from
                      officer, employee or other agent of the DE Trust     any such advance payments or (c) either a majority
                      or is or was serving at the request of the DE        of the disinterested Trustees acting on the matter
                      Trust as a trustee, director, officer, employee or   (provided that a majority of the disinterested
                      agent of another foreign or domestic corporation,    Trustees then in office act on the matter), or
                      partnership, joint venture, trust or other           independent legal counsel in a written opinion,
                      enterprise or was a trustee, director, officer,      shall have determined, based upon a review of
                      employee or agent of a foreign or domestic           readily available facts (as opposed to a full
                      corporation which was a predecessor of another       trial type inquiry) that there is reason to
                      enterprise at the request of such predecessor        believe that such Covered Person will be found
                      entity                                               entitled to indemnification under the MA
                                                                           Declaration.





                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------


                      For purposes of the foregoing two bullet points:     As to any matter disposed of (whether by
                      (a) the termination of any proceeding by judgment,   compromise payment pursuant to a consent decree or
                      order, or settlement shall not of itself create a    otherwise) without an adjudication by a court, or
                      presumption that the person did not act in good      by any other body before which the proceeding was
                      faith or in a manner which the person reasonably     brought, that such Covered Person is liable to the
                      believed to be in the best interests of the DE       Trust or its shareholders by reason of willful
                      Trust or that the person had reasonable cause to     misfeasance, bad faith, gross negligence or
                      believe that the person's conduct was unlawful;      reckless disregard of the duties involved in the
                      and (b) the termination of any proceeding by         conduct of his or her office, indemnification
                      conviction, or a plea of nolo contendere or its      shall be provided if (a) approved, after notice
                      equivalent, or an entry of an order of probation     that it involves such indemnification by at least
                      prior to judgment, creates a rebuttable              a majority of the disinterested Trustees acting on
                      presumption that the person did not act in good      the matter (provided that a majority of the
                      faith, or in a manner which the person reasonably    disinterested Trustees then in office act on the
                      believed to be in the best interests of the Trust    matter) upon a determination, based upon a review
                      or that the person had reasonable cause to believe   of readily available facts (as opposed to a full
                      that the person's conduct was unlawful.              trial type inquiry) that such Covered Person is
                                                                           not liable to the Trust or its shareholders by
                      Notwithstanding any contrary provision in the DE     reason of willful misfeasance, bad faith, gross
                      By-Laws, there is no right to indemnification for    negligence or reckless disregard of the duties
                      any liability arising by reason of Disqualifying     involved in the conduct of his or her office, or
                      Conduct.                                             (b) there has been obtained an opinion in writing
                                                                           of independent legal counsel based upon a review
                      No indemnification shall be made under the above     of readily available facts (as opposed to a full
                      two bullet points:                                   trial type inquiry) to the effect that such
                               (a) In respect of any claim, issue or       indemnification would not protect such Covered
                      matter as to which that person shall have been       Person against any liability to the Trust to which
                      adjudged to be liable in the performance of that     he would otherwise be subject by reason of willful
                      person's duty to the DE Trust, unless and only to    misfeasance, bad faith, gross negligence or
                      the extent that the court in which that action was   reckless disregard of the duties involved in the
                      brought shall determine upon application that in     conduct of his or her office.  Any approval
                      view of all the circumstances of the case, that      pursuant to the MA Declaration shall not prevent
                      person was not liable by reason of the               the recovery from any Covered Person of any amount
                      Disqualifying Conduct and is fairly and reasonably   paid to such Covered Person in accordance with the
                      entitled to indemnity for the expenses which the     MA Declaration as indemnification if such Covered
                      court shall determine; or                            Person is subsequently adjudicated by a court of
                               (b) In respect of any claim, issue, or      competent jurisdiction to have been liable to the
                      matter as to which that person shall have been       Trust or its shareholders by reason of willful
                      adjudged to be liable on the basis that personal     misfeasance, bad faith, gross negligence or
                      benefit was improperly received by him, whether or   reckless disregard of the duties involved in the
                      not the benefit resulted from an action taken in     conduct of such Covered Person's office.
                      the person's official capacity; or
                               (c) Of amounts paid in settling or
                      otherwise disposing of a threatened or pending
                      action, with or without court approval, or of
                      expenses incurred in defending a threatened or
                      pending action which is settled or otherwise
                      disposed of without court approval, unless the
                      required approval described below is obtained.

                      No indemnification or advance shall be made under    The MA Declaration provides that the right of
                      the DE By-Laws in any circumstances where it would   indemnification provided therein shall not be
                      be inconsistent with:                                exclusive of or affect any other rights to which
                               (a) A provision of the DE Declaration, a    such Covered Person may be entitled.  As used in
                      resolution of the shareholders, or an agreement      the MA Declaration, the term "Covered Person"
                      which prohibits or otherwise limits                  shall include such person's heirs, executors and
                      indemnification, which was in effect at the time     administrators and a "disinterested Trustee" is a
                      of accrual of the alleged cause of action asserted   Trustee who is not an "interested person" of the
                      in the proceeding in which the expenses were         Trust as defined in Section 2(a)(19) of the 1940
                      incurred or other amounts were paid; or              Act (or who has been exempted from being an
                               (b) Any condition expressly imposed by a    "interested person" by any rule, regulation or
                      court in approving a settlement.                     order of the Commission), and against whom none of
                                                                           such actions, suits or other proceedings or
                                                                           another action, suit or other proceeding on the
                                                                           same or similar grounds is then or has been
                                                                           pending.


                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The foregoing DE By-Laws provisions do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the DE
                      Trust.

                      The DE By-Laws provide that nothing contained in     Nothing contained in the MA Declaration shall
                      Article VI of the DE By-Laws (which addresses        affect any rights to indemnification to which
                      indemnification) shall affect any right to           personnel of the Trust, other than Trustees and
                      indemnification to which persons other than          officers, and other persons may be entitled by
                      trustees and officers of the DE Trust or any         contract or otherwise under law, nor the power of
                      subsidiary thereof may be entitled by contract or    the Trust to purchase and maintain liability
                      otherwise.                                           insurance on behalf of any such person; provided,
                                                                           however, that the Trust shall not purchase or
                                                                           maintain any such liability insurance in
                                                                           contravention of applicable law, including without
                                                                           limitation the 1940 Act.

                      Subject to the foregoing, the DE By-Laws provide     The MA By-Laws provide that expenses incurred in
                      that The DE Trust may advance expenses incurred in   defending any proceeding may be advanced by the
                      defending any proceeding, before the final           Trust before the final disposition of the
                      disposition of the proceeding on receipt of an       proceeding on receipt of an undertaking by or on
                      undertaking by or on behalf of the agent to repay    behalf of the agent to repay the amount of the
                      the amount of the advance unless it shall be         advance unless it shall be determined ultimately
                      determined ultimately that the agent is entitled     that the agent is entitled to be indemnified as
                      to be indemnified as authorized in the DE By-Laws,   authorized in the MA By-Laws, provided the agent
                      provided the agent provides a security for his       provides a security for his or her undertaking, or
                      undertaking, or a majority of a quorum of the        a majority of a quorum of the disinterested,
                      Independent Trustees, who are non-party trustees,    non-party trustees, or an independent legal
                      or an independent legal counsel in a written         counsel in a written opinion, determine that based
                      opinion, determines that, based on a review of       on a review of readily available facts, there is
                      readily available facts, there is reason to          reason to believe that said agent ultimately will
                      believe that said agent ultimately will be found     be found entitled to indemnification.
                      entitled to indemnification.  The DE By-Laws also
                      provide that to the extent that an agent of the DE
                      Trust has been successful on the merits in defense
                      of any proceeding referred to in the above two
                      bullet points or in defense of any claim, issue or
                      matter therein, before the court or other body
                      before whom the proceeding was brought, the agent
                      shall be indemnified against expenses actually and
                      reasonably incurred by the agent in connection
                      therewith, provided that the board, including a
                      majority who are Independent Trustees and
                      non-party trustees, also determines that, based
                      upon a review of the facts, the agent was not
                      liable by reason of Disqualifying Conduct.

INSURANCE             The Delaware Act is silent as to the right of a      The Massachusetts Statute does not contain
                      DST to purchase insurance on behalf of its           specific provisions with respect to the ability of
                      trustees or other persons.                           an MBT to obtain insurance on behalf of its
                                                                           trustees or other persons.

                      However, as the policy of the Delaware Act is to     The MA Declaration provides that the Trustees
                      give maximum effect to the principle of freedom of   shall have the power and authority to purchase and
                      contract and to the enforceability of governing      pay for entirely out of Trust property such
                      instruments, the DE Declaration authorizes the       insurance as they may deem necessary or
                      board, to the fullest extent permitted by            appropriate for the conduct of the business,
                      applicable law, to purchase with DE Trust assets,    including without limitation, insurance policies
                      insurance for liability and for all expenses         insuring the assets of the Trust and payment of
                      reasonably incurred or paid or expected to be paid   distributions and principal on its portfolio
                      by a trustee or officer in connection with any       investments, and insurance policies insuring the
                      claim, action, suit or proceeding in which such      shareholders, Trustees, officers, employees,
                      person becomes involved by virtue of such person's   agents, investment advisers, principal
                      capacity or former capacity with the DE Trust,       underwriters, or independent contractors of the
                      whether or not the DE Trust would have the power     Trust individually against all claims and
                      to indemnify such person against such liability      liabilities of every nature arising by reason of
                      under the DE Declaration.                            holding, being or having held any such office or
                                                                           position, or by reason of any action alleged to
                                                                           have been taken or omitted by any such person as
                                                                           Trustee, officer, employee, agent, investment
                                                                           adviser, principal underwriter, or independent
                                                                           contractor, including any action taken or omitted
                                                                           that may be determined to constitute negligence,
                                                                           whether or not the Trust would have the power to
                                                                           indemnify such person against liability.




                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

                      The DE By-Laws provide that upon and in the event    The MA By-Laws provide that, upon and in the event
                      of a determination by the board to purchase such     of a determination by the Board of Trustees to
                      insurance, the DE Trust shall be entitled to         purchase such insurance, the Trust shall be
                      purchase and maintain insurance on behalf of any     entitled to purchase and maintain insurance on
                      agent of the DE Trust against any liability          behalf of any agent of the Trust against any
                      asserted against or incurred by the agent in such    liability asserted against or incurred by the
                      capacity or arising out of the agent's status as     agent in such capacity or arising out of the
                      such.                                                agent's status as such.


SHAREHOLDER RIGHT     Under the Delaware Act, except to the extent         The Massachusetts Statute does not contain
OF INSPECTION         otherwise provided in the governing instrument and   specific provisions relating to shareholders'
                      subject to reasonable standards established by the   rights of inspection.
                      trustees, each shareholder has the right, upon
                      reasonable demand for any purpose reasonably
                      related to the shareholder's interest as a
                      shareholder, to obtain from the DST certain
                      information regarding the governance and affairs
                      of the DST.

                      The DE By-Laws provide that The DE Trust will keep   The MA By-Laws provide that the Trust shall keep
                      at its principal executive office the original or    at its principal executive office or at the office
                      a copy of the DE By-Laws, as amended, which will     of its transfer agent or registrar a record of its
                      be open to inspection by the shareholders at all     shareholders, providing the names and addresses of
                      reasonable times during office hours.                all shareholders and the number, series and
                                                                           classes of shares held by each shareholder.
                      The accounting books and records and minutes of
                      proceedings of the shareholders and the board and    The MA By-Laws further provide that the Trust
                      any committee or committees of the board will be:    shall keep at its principal executive office the
                                                                           original or a copy of those By-Laws as amended to
                      o    kept wherever designated by the board or        date, which shall be open to inspection  by the
                           in the absence of such designation, at the      shareholders at all reasonable times during office
                           principal executive office of the DE Trust;     hours.
                      o    kept either in written form or in any
                           other form capable of being converted into      The MA By-Laws also provide that the accounting
                           written form; and                               books and records and minutes of proceedings of
                      o    open to inspection upon the written             the shareholders and the Board of Trustees and any
                           demand of any shareholder or holder of a        committee or committees of the Board of Trustees
                           voting trust certificate at any reasonable      shall be kept at such place or places designated
                           time during usual business hours for a          by the Board of Trustees or in the absence of such
                           purpose reasonably related to the holder's      designation, at the principal executive office of
                           interests as a shareholder or as the holder     the Trust, shall be kept either in written form or
                           of a voting trust certificate. The inspection   in any other form capable of being converted into
                           may be made in person or by an agent or         written form. The minutes and accounting books and
                           attorney.                                       records shall be open to inspection upon the
                                                                           written demand of any shareholder or holder of a
                                                                           voting trust certificate at any reasonable time
                                                                           during usual business hours for a purpose
                                                                           reasonably related to the holder's interests as a
                                                                           shareholder or as the holder of a voting trust
                                                                           certificate. The inspection may be made in person
                                                                           or by an agent or attorney.






                                   DELAWARE STATUTORY TRUST                           MASSACHUSETTS BUSINESS TRUST
                                   ------------------------                           ----------------------------

DERIVATIVE ACTIONS    Under the Delaware Act, a shareholder may bring a    The Massachusetts Statute does not contain
                      derivative action if trustees with authority to do   specific provisions addressing derivative actions.
                      so have refused to bring the action or if a demand
                      upon the trustees to bring the action is not
                      likely to succeed. A shareholder may bring a
                      derivative action only if the shareholder is a
                      shareholder at the time the action is brought and:
                      (i) was a shareholder at the time of the
                      transaction complained about or (ii) acquired the
                      status of shareholder by operation of law or
                      pursuant to the governing instrument from a person
                      who was a shareholder at the time of the
                      transaction. A shareholder's right to bring a
                      derivative action may be subject to such
                      additional standards and restrictions, if any, as
                      are set forth in the governing instrument.

                      The DE Declaration has no provision regarding        The MA Declaration has a provision regarding
                      derivative actions.                                  shareholder voting with respect to derivative
                                                                           actions, as described above.

MANAGEMENT            The DE Trust, upon completion of the                 The Trust is an open-end management investment
INVESTMENT COMPANY    Reorganization, will be an open-end management       company under the 1940 Act (i.e., a management
CLASSIFICATION        investment company under the 1940 Act (i.e., a       investment company whose securities are
                      management investment company whose securities are   redeemable). Each series of the Trust is
                      redeemable).                                         non-diversified under the 1940 Act.



                                    EXHIBIT F
                           PRINCIPAL HOLDER OF SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                             VOYAGEUR INSURED FUNDS
                              VOYAGEUR MUTUAL FUNDS
                            VOYAGEUR INVESTMENT TRUST
                            DATED [DECEMBER __, 2004]


         Acquisition of the Assets and Assumption of Liabilities of the
                         DELAWARE TAX-FREE ARIZONA FUND
                       (a series of Voyageur Mutual Funds)

                      By and in exchange for shares of the
                     DELAWARE TAX-FREE ARIZONA INSURED FUND
                      (a series of Voyageur Insured Funds)


         Acquisition of the Assets and Assumption of Liabilities of the
                    DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                     (a series of Voyageur Investment Trust)

                      By and in exchange for shares of the
                        DELAWARE TAX-FREE CALIFORNIA FUND
                       (a series of Voyageur Mutual Funds)


         Acquisition of the Assets and Assumption of Liabilities of the
                         DELAWARE TAX-FREE FLORIDA FUND
                     (a series of Voyageur Investment Trust)

                      By and in exchange for shares of the
                     DELAWARE TAX-FREE FLORIDA INSURED FUND
                     (a series of Voyageur Investment Trust)

         This Statement of Additional Information (SAI) relates specifically to:
(1) the proposed acquisition of substantially all of the assets of Delaware Tax-Free Arizona Fund (the "Arizona Fund") in exchange for shares of Delaware Tax-Free Arizona Insured Fund (the "Arizona Insured Fund") and the assumption by Arizona Insured Fund of the liabilities of the Arizona Fund; (2) the proposed acquisition of substantially all of the assets of Delaware Tax-Free California Insured Fund (the "California Insured Fund") in exchange for shares of Delaware Tax-Free California Fund (the "California Fund") and the assumption by California Fund of the liabilities of the California Insured Fund; and (3) the proposed acquisition of substantially all of the assets of Delaware Tax-Free Florida Fund (the "Florida Fund") in exchange for shares of Delaware Tax-Free Florida Insured Fund (the "Florida Insured Fund") and the assumption by Florida Insured Fund of the liabilities of the Florida Fund;

         This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI:

         1. Statement of Additional Information of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Florida Insured Fund, dated November 30, 2004 as previously filed via EDGAR is incorporated herein by reference to Voyageur Mutual Funds Post-Effective Amendment No. 29 on Form N-1A filed [ ], 2004 and will be mailed to any Shareholder who requests this SAI. [To be added in a Pre-Effective Amendment to this Registration on Form N-14 filed subsequent to the filing of Post-Effective Amendment No. 29.]

         2. Annual Report of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Florida Insured Fund for the fiscal year ended August 31, 2004 as previously filed via EDGAR is incorporated herein by reference to Voyageur Mutual Funds N-CSR filed [ ], 2004 and will be mailed to any Shareholder who requests this SAI. [To be added in a Pre-Effective Amendment to this Registration on Form N-14 filed subsequent to the filing of the Annual Report on Form N-CSR for fiscal year ended August 31, 2004.]

         3. Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free Arizona Fund into Delaware Tax-Free Arizona Insured Fund.

         4. Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free California Insured Fund into Delaware Tax-Free California Fund.

         5. Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free Florida Fund into Delaware Tax-Free Florida Insured Fund.

         This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated [December __, 2004], relating to the above-referenced transactions. You can request a copy of the Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to the Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund or Delaware Tax-Free Florida Insured Fund at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

            Pro Forma Financial Statements for the Reorganization of
   Delaware Tax-Free Arizona Fund into Delaware Tax-Free Arizona Insured Fund


Delaware Tax-Free Arizona Insured Fund
Pro Forma Portfolio of Investments
As of [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (B)
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                            % OF NET      DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                              ASSETS        PAR/SHARES             MARKET VALUE
                                                                           ----------   --------------------------------------------

MUNICIPAL BONDS                                                            96.46%
AIRPORT REVENUE BONDS                                                       9.63%
Phoenix Civic Improvement Corporation Airport Revenue Series B
   5.25% 7/1/27 (FGIC)(AMT)                                                               $        -                $         -
   5.25% 7/1/32 (FGIC)(AMT)                                                                9,300,000                  9,508,970
Tucson Airport Authority 5.35% 6/1/31 (AMBAC)(AMT)                                         5,000,000                  5,131,950
                                                                                                         -----------------------
                                                                                                                     14,640,920
                                                                                                         -----------------------

CHARTER SCHOOL REVENUE BONDS                                                1.03%
Pima County Industrial Development Authority (Life School College
Project) Series A 7.875% 7/1/21                                                                    0                          0
                                                                                                         -----------------------
                                                                                                                              0
                                                                                                         -----------------------

CITY GENERAL OBLIGATION BONDS                                               0.59%
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                        1,000,000                  1,025,450
                                                                                                         -----------------------
                                                                                                                      1,025,450
                                                                                                         -----------------------

CONVENTION CENTER / AUDITORIUM / HOTEL REVENUE BONDS                        2.36%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium
Facilities Series A
   5.00% 7/1/28 (MBIA)                                                                     2,500,000                  2,556,275
   5.00% 7/1/31 (MBIA)                                                                       750,000                    765,248
                                                                                                         -----------------------
                                                                                                                      3,321,523
                                                                                                         -----------------------

DEDICATED TAX & FEES REVENUE BONDS                                          5.21%
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall
LLC II Project) 5.00% 9/15/28 (AMBAC)                                                      4,000,000                  4,077,120
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                           4,675,000                  4,947,786
                                                                                                         -----------------------
                                                                                                                      9,024,906
                                                                                                         -----------------------

ESCROWED TO MATURITY BONDS                                                  0.20%
Phoenix Street & Highway Revenue 6.50% 7/1/09 (AMBAC)                                        350,000                    352,041
                                                                                                         -----------------------
                                                                                                                        352,041
                                                                                                         -----------------------



                                                                                    DELAWARE TAX-FREE ARIZONA FUND
                                                                                 PAR/SHARES            MARKET VALUE
                                                                           ----------------------------------------------

MUNICIPAL BONDS
AIRPORT REVENUE BONDS
Phoenix Civic Improvement Corporation Airport Revenue Series B
   5.25% 7/1/27 (FGIC)(AMT)                                                  $1,000,000                   $1,026,920
   5.25% 7/1/32 (FGIC)(AMT)                                                   1,000,000                    1,022,470
Tucson Airport Authority 5.35% 6/1/31 (AMBAC)(AMT)
                                                                                             ------------------------
                                                                                                           2,049,390
                                                                                             ------------------------

CHARTER SCHOOL REVENUE BONDS
Pima County Industrial Development Authority (Life School College
Project) Series A 7.875% 7/1/21                                               2,000,000                    1,785,080
                                                                                             ------------------------
                                                                                                           1,785,080
                                                                                             ------------------------

CITY GENERAL OBLIGATION BONDS
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                   0                            0
                                                                                             ------------------------
                                                                                                                   0
                                                                                             ------------------------

CONVENTION CENTER / AUDITORIUM / HOTEL REVENUE BONDS
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium
Facilities Series A
   5.00% 7/1/28 (MBIA)                                                                0                            0
   5.00% 7/1/31 (MBIA)                                                          750,000                      765,248
                                                                                             ------------------------
                                                                                                             765,248
                                                                                             ------------------------

DEDICATED TAX & FEES REVENUE BONDS
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall
LLC II Project) 5.00% 9/15/28 (AMBAC)                                                 0                            0
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                      0                            0
                                                                                             ------------------------
                                                                                                                   0
                                                                                             ------------------------

ESCROWED TO MATURITY BONDS
Phoenix Street & Highway Revenue 6.50% 7/1/09 (AMBAC)                                 0                            0
                                                                                             ------------------------
                                                                                                                   0
                                                                                             ------------------------


                                                                                  DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                                              PRO FORMA COMBINED
                                                                                      PAR/SHARES            MARKET VALUE
                                                                               -----------------------------------------------

MUNICIPAL BONDS
AIRPORT REVENUE BONDS
Phoenix Civic Improvement Corporation Airport Revenue Series B
   5.25% 7/1/27 (FGIC)(AMT)                                                     $ 1,000,000                   $ 1,026,920
   5.25% 7/1/32 (FGIC)(AMT)                                                      10,300,000                    10,531,440
Tucson Airport Authority 5.35% 6/1/31 (AMBAC)(AMT)                                5,000,000                     5,131,950
                                                                                                  ------------------------
                                                                                                               16,690,310
                                                                                                  ------------------------

CHARTER SCHOOL REVENUE BONDS
Pima County Industrial Development Authority (Life School College
Project) Series A 7.875% 7/1/21                                                   2,000,000                     1,785,080
                                                                                                  ------------------------
                                                                                                                1,785,080
                                                                                                  ------------------------

CITY GENERAL OBLIGATION BONDS
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                               1,000,000                     1,025,450
                                                                                                  ------------------------
                                                                                                                1,025,450
                                                                                                  ------------------------

CONVENTION CENTER / AUDITORIUM / HOTEL REVENUE BONDS
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium
Facilities Series A
   5.00% 7/1/28 (MBIA)                                                            2,500,000                     2,556,275
   5.00% 7/1/31 (MBIA)                                                            1,500,000                     1,530,496
                                                                                                  ------------------------
                                                                                                                4,086,771
                                                                                                  ------------------------

DEDICATED TAX & FEES REVENUE BONDS
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall
LLC II Project) 5.00% 9/15/28 (AMBAC)                                             4,000,000                     4,077,120
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                  4,675,000                     4,947,786
                                                                                                  ------------------------
                                                                                                                9,024,906
                                                                                                  ------------------------

ESCROWED TO MATURITY BONDS
Phoenix Street & Highway Revenue 6.50% 7/1/09 (AMBAC)                               350,000                       352,041
                                                                                                  ------------------------
                                                                                                                  352,041
                                                                                                  ------------------------


DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(B)
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                            % OF NET      DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                              ASSETS        PAR/SHARES             MARKET VALUE
                                                                           ----------   --------------------------------------------

HIGHER EDUCATION REVENUE BONDS                                             12.31%
Arizona State Board of Regents Certificates of Participation 5.125%
6/1/25 (AMBAC)                                                                           $ 1,250,000                $ 1,299,313
Arizona Board of Regents (Northern Arizona University)
   5.00% 6/1/34 (FGIC)                                                                             0                          0
   5.50% 6/1/34 (FGIC)                                                                             0                          0
Arizona State University Certificates of Participation 5.00% 9/1/30
(AMBAC)                                                                                    2,500,000                  2,554,300
Glendale Industrial Development Authority Educational Facilities
(American Graduate School International)
   5.625% 7/1/20 (Connie Lee)                                                              1,000,000                  1,066,500
   5.875% 7/1/15 (Connie Lee)                                                              2,500,000                  2,668,225
Glendale Industrial Development Authority (Midwestern University)
Series A 5.875% 5/15/31                                                                            0                          0
Mohave County Community College 6.00% 3/1/20 (MBIA)                                        1,000,000                  1,133,720
South Campus Group Student Housing Revenue (Arizona State
University South Campus Project) 5.625% 9/1/35 (MBIA)                                      1,000,000                  1,086,130
Southern Arizona Capital Facilities Finance (University of Arizona
Project) 5.10% 9/1/33 (MBIA)                                                               2,650,000                  2,720,012
Tucson Industrial Development Authority (University of Arizona-Marshall
 Foundation) Series A 5.00% 7/15/27 (AMBAC)                                                        0                          0
University of Arizona Certificates of Participation
   5.125% 6/1/21 (AMBAC)                                                                   1,000,000                  1,058,350
   5.75% 6/1/19 (AMBAC)                                                                    1,000,000                  1,114,940
University of Arizona Certificates of Participation
 (University of Arizona Project) Series B 5.125% 6/1/22 (AMBAC)                                    0                          0
                                                                                                         -----------------------
                                                                                                                     14,701,490
                                                                                                         -----------------------

HOSPITAL REVENUE BONDS                                                     12.51%
Maricopa County Industrial Development Authority (Catholic Healthcare
West) Series A 5.50% 7/1/26                                                                1,000,000                    998,660
Mesa Industrial Development Authority (Discovery Health Systems)
Series A 5.625% 1/1/29 (MBIA)                                                              9,250,000                  9,917,757
Mohave County Industrial Development Authority (Chris/Silver Ridge)
6.375% 11/1/31 (GNMA)                                                                              0                          0
Phoenix Industrial Development Authority Hospital Revenue (John C.
Lincoln Health) Series B 5.75% 12/1/16 (Connie Lee)                                        4,110,000                  4,584,047
Scottsdale Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) 5.70% 12/1/21                                                              0                          0
University Medical Center Corporation Arizona Hospital Revenue 5.00% 7/1/33                1,000,000                    985,660
University Medical Center Hospital 5.00% 7/1/24                                                    0                          0
Winslow Industrial Development Authority Hospital Revenue (Winslow
Memorial Hospital Project) 5.50% 6/1/22                                                            0                          0
Yavapai County Industrial Development Authority (Yavapai Regional
Medical Center) 5.25% 8/1/21 (RADIAN)                                                      1,000,000                  1,047,810
                                                                                                         -----------------------
                                                                                                                     17,533,934
                                                                                                         -----------------------



                                                                                        DELAWARE TAX-FREE ARIZONA FUND
                                                                                     PAR/SHARES            MARKET VALUE
                                                                              -----------------------------------------------

HIGHER EDUCATION REVENUE BONDS 12.31%
Arizona State Board of Regents Certificates of Participation 5.125%
6/1/25 (AMBAC)                                                                   $        0                   $        0
Arizona Board of Regents (Northern Arizona University)
   5.00% 6/1/34 (FGIC)                                                            1,000,000                    1,017,210
   5.50% 6/1/34 (FGIC)                                                            1,250,000                    1,352,812
Arizona State University Certificates of Participation 5.00% 9/1/30
(AMBAC)                                                                             500,000                      510,860
Glendale Industrial Development Authority Educational Facilities
(American Graduate School International)
   5.625% 7/1/20 (Connie Lee)                                                             0                            0
   5.875% 7/1/15 (Connie Lee)                                                             0                            0
Glendale Industrial Development Authority (Midwestern University)
Series A 5.875% 5/15/31                                                           1,000,000                    1,053,670
Mohave County Community College 6.00% 3/1/20 (MBIA)                                       0                            0
South Campus Group Student Housing Revenue (Arizona State
University South Campus Project) 5.625% 9/1/35 (MBIA)                                     0                            0
Southern Arizona Capital Facilities Finance (University of Arizona
Project) 5.10% 9/1/33 (MBIA)                                                        600,000                      615,852
Tucson Industrial Development Authority (University of Arizona-Marshall
 Foundation) Series A 5.00% 7/15/27 (AMBAC)                                       1,000,000                    1,023,060
University of Arizona Certificates of Participation
   5.125% 6/1/21 (AMBAC)                                                                  0                            0
   5.75% 6/1/19 (AMBAC)                                                                   0                            0
University of Arizona Certificates of Participation
 (University of Arizona Project) Series B 5.125% 6/1/22 (AMBAC)                   1,000,000                    1,052,270
                                                                                                 ------------------------
                                                                                                               6,625,734
                                                                                                 ------------------------

HOSPITAL REVENUE BONDS
Maricopa County Industrial Development Authority (Catholic Healthcare
West) Series A 5.50% 7/1/26                                                               0                            0
Mesa Industrial Development Authority (Discovery Health Systems)
Series A 5.625% 1/1/29 (MBIA)                                                       750,000                      804,143
Mohave County Industrial Development Authority (Chris/Silver Ridge)
6.375% 11/1/31 (GNMA)                                                               185,000                      194,742
Phoenix Industrial Development Authority Hospital Revenue (John C.
Lincoln Health) Series B 5.75% 12/1/16 (Connie Lee)                                       0                            0
Scottsdale Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) 5.70% 12/1/21                                               500,000                      520,160
University Medical Center Corporation Arizona Hospital Revenue 5.00% 7/1/33               0                            0
University Medical Center Hospital 5.00% 7/1/24                                     800,000                      796,456
Winslow Industrial Development Authority Hospital Revenue (Winslow
Memorial Hospital Project) 5.50% 6/1/22                                           1,000,000                      781,620
Yavapai County Industrial Development Authority (Yavapai Regional
Medical Center) 5.25% 8/1/21 (RADIAN)                                             1,000,000                    1,047,809
                                                                                                 ------------------------
                                                                                                               4,144,930
                                                                                                 ------------------------


                                                                                DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                                            PRO FORMA COMBINED
                                                                                    PAR/SHARES            MARKET VALUE
                                                                             -----------------------------------------------

HIGHER EDUCATION REVENUE BONDS 12.31%
Arizona State Board of Regents Certificates of Participation 5.125%
6/1/25 (AMBAC)                                                                $ 1,250,000                   $ 1,299,313
Arizona Board of Regents (Northern Arizona University)
   5.00% 6/1/34 (FGIC)                                                          1,000,000                     1,017,210
   5.50% 6/1/34 (FGIC)                                                          1,250,000                     1,352,812
Arizona State University Certificates of Participation 5.00% 9/1/30
(AMBAC)                                                                         3,000,000                     3,065,160
Glendale Industrial Development Authority Educational Facilities
(American Graduate School International)
   5.625% 7/1/20 (Connie Lee)                                                   1,000,000                     1,066,500
   5.875% 7/1/15 (Connie Lee)                                                   2,500,000                     2,668,225
Glendale Industrial Development Authority (Midwestern University)
Series A 5.875% 5/15/31                                                         1,000,000                     1,053,670
Mohave County Community College 6.00% 3/1/20 (MBIA)                             1,000,000                     1,133,720
South Campus Group Student Housing Revenue (Arizona State
University South Campus Project) 5.625% 9/1/35 (MBIA)                           1,000,000                     1,086,130
Southern Arizona Capital Facilities Finance (University of Arizona
Project) 5.10% 9/1/33 (MBIA)                                                    3,250,000                     3,335,864
Tucson Industrial Development Authority (University of Arizona-Marshall
 Foundation) Series A 5.00% 7/15/27 (AMBAC)                                     1,000,000                     1,023,060
University of Arizona Certificates of Participation
   5.125% 6/1/21 (AMBAC)                                                        1,000,000                     1,058,350
   5.75% 6/1/19 (AMBAC)                                                         1,000,000                     1,114,940
University of Arizona Certificates of Participation
 (University of Arizona Project) Series B 5.125% 6/1/22 (AMBAC)                 1,000,000                     1,052,270
                                                                                                ------------------------
                                                                                                             21,327,224
                                                                                                ------------------------

HOSPITAL REVENUE BONDS
Maricopa County Industrial Development Authority (Catholic Healthcare
West) Series A 5.50% 7/1/26                                                     1,000,000                       998,660
Mesa Industrial Development Authority (Discovery Health Systems)
Series A 5.625% 1/1/29 (MBIA)                                                  10,000,000                    10,721,900
Mohave County Industrial Development Authority (Chris/Silver Ridge)
6.375% 11/1/31 (GNMA)                                                             185,000                       194,742
Phoenix Industrial Development Authority Hospital Revenue (John C.
Lincoln Health) Series B 5.75% 12/1/16 (Connie Lee)                             4,110,000                     4,584,047
Scottsdale Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) 5.70% 12/1/21                                             500,000                       520,160
University Medical Center Corporation Arizona Hospital Revenue 5.00% 7/1/33     1,000,000                       985,660
University Medical Center Hospital 5.00% 7/1/24                                   800,000                       796,456
Winslow Industrial Development Authority Hospital Revenue (Winslow
Memorial Hospital Project) 5.50% 6/1/22                                         1,000,000                       781,620
Yavapai County Industrial Development Authority (Yavapai Regional
Medical Center) 5.25% 8/1/21 (RADIAN)                                           2,000,000                     2,095,619
                                                                                                ------------------------
                                                                                                             21,678,864
                                                                                                ------------------------


DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (B)
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                            % OF NET      DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                              ASSETS        PAR/SHARES             MARKET VALUE
                                                                           ---------------------------------------------------------


INVESTOR OWNED UTILITIES REVENUE BONDS                                      0.59%
Maricopa County Pollution Control Corporation Revenue (El Paso
Electric Co. Project) Series A 6.375% 8/1/15                                               $       0                 $        0
                                                                                                         -----------------------
                                                                                                                              0
                                                                                                         -----------------------

MISCELLANEOUS REVENUE BONDS                                                 0.34%
Marana Municipal Property Corporation 5.00% 7/1/28 (AMBAC)                                         0                          0
                                                                                                         -----------------------
                                                                                                                              0
                                                                                                         -----------------------
MULTI FAMILY HOUSING REVENUE BONDS                                          8.76%
Maricopa County Industrial Development Authority Multifamily Housing
Revenue (Sly-Mar Apartments Project) 6.10% 4/20/36 (GNMA)(AMT)                             1,300,000                  1,396,798
Peoria Industrial Development Authority Multifamily Housing Revenue
(Casa Del Rio) Series A 7.30% 2/20/28 (GNMA)
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Capital Mews Apartments) 5.70% 12/20/40 (GNMA)(AMT)                                       2,000,000                  2,089,460
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Sunrise Vista Apartments) Series A 1.42% 6/1/31 (AMT)                                     1,600,000                  1,600,000
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Ventana Palms Apartments)
   6.15% 10/1/29 (MBIA)                                                                      510,000                    543,380
   6.20% 10/1/34 (MBIA)                                                                      940,000                  1,003,694
Pima County Industrial Development Authority Multifamily Housing
Revenue (Columbus Village) Series A
   6.00% 10/20/31 (GNMA)                                                                   1,150,000                  1,160,856
   6.05% 10/20/41 (GNMA)                                                                   1,520,000                  1,534,318
Yuma Industrial Development Authority Multifamily Revenue 6.10%
9/20/19 (GNMA)(AMT)                                                                        2,340,000                  2,583,992
Yuma Industrial Development Authority Multifamily Revenue (Regency
Apartments) Series A 5.50% 12/20/32 (GNMA)(FHA)                                            2,000,000                  2,003,860
                                                                                                         -----------------------
                                                                                                                     13,916,358
                                                                                                         -----------------------

MUNICIPAL LEASE REVENUE BONDS                                               7.50%
Arizona School Facilities Board Certificates of Participation Series A
5.00% 9/1/18 (FGIC)                                                                        1,000,000                  1,082,190
Maricopa County Industrial Development Authority Correctional
Facilities (Phoenix West Prison) 5.375% 7/1/22 (ACA)                                         250,000                    256,160
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall
LLC Project) 5.50% 9/15/27 (AMBAC)                                                         5,000,000                  5,366,600
Salt River Project Arizona Agricultural Improvement & Power District
Certificates of Participation 5.00% 12/1/18 (MBIA)                                         2,500,000                  2,682,550
Sedona Partner Certificates of Participation Series 1999 5.75% 7/1/16
University of Arizona Certificates of Participation Series B 5.00% 6/1/31
 (AMBAC)                                                                                   2,250,000                  2,292,143
                                                                                                         -----------------------
                                                                                                                     11,679,643
                                                                                                         -----------------------

POLITICAL SUBDIVISION GENERAL OBLIGATION BONDS                              2.37%
Eagle Mountain Community Facility District 6.50% 7/1/21                                            0                          0
Phoenix Variable Purpose Series B 5.00% 7/1/27                                             1,435,000                  1,474,204
                                                                                                         -----------------------
                                                                                                                      1,474,204
                                                                                                         -----------------------


                                                                                         DELAWARE TAX-FREE ARIZONA FUND
                                                                                      PAR/SHARES            MARKET VALUE
                                                                               -----------------------------------------------

INVESTOR OWNED UTILITIES REVENUE BONDS
Maricopa County Pollution Control Corporation Revenue (El Paso
Electric Co. Project) Series A 6.375% 8/1/15                                     $ 1,000,000                  $ 1,030,350
                                                                                                  ------------------------
                                                                                                                1,030,350
                                                                                                  ------------------------

MISCELLANEOUS REVENUE BONDS
Marana Municipal Property Corporation 5.00% 7/1/28 (AMBAC)                           575,000                      587,110
                                                                                                  ------------------------
                                                                                                                  587,110
                                                                                                  ------------------------
MULTI FAMILY HOUSING REVENUE BONDS
Maricopa County Industrial Development Authority Multifamily Housing
Revenue (Sly-Mar Apartments Project) 6.10% 4/20/36 (GNMA)(AMT)                       700,000                      752,122
Peoria Industrial Development Authority Multifamily Housing Revenue
(Casa Del Rio) Series A 7.30% 2/20/28 (GNMA)                                         500,000                      518,440
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Capital Mews Apartments) 5.70% 12/20/40 (GNMA)(AMT)                                       0                            0
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Sunrise Vista Apartments) Series A 1.42% 6/1/31 (AMT)                                     0                            0
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Ventana Palms Apartments)
   6.15% 10/1/29 (MBIA)                                                                    0                            0
   6.20% 10/1/34 (MBIA)                                                                    0                            0
Pima County Industrial Development Authority Multifamily Housing
Revenue (Columbus Village) Series A
   6.00% 10/20/31 (GNMA)                                                                   0                            0
   6.05% 10/20/41 (GNMA)                                                                   0                            0
Yuma Industrial Development Authority Multifamily Revenue 6.10%
9/20/19 (GNMA)(AMT)                                                                        0                            0
Yuma Industrial Development Authority Multifamily Revenue (Regency
Apartments) Series A 5.50% 12/20/32 (GNMA)(FHA)                                            0                            0
                                                                                                  ------------------------
                                                                                                                1,270,562
                                                                                                  ------------------------

MUNICIPAL LEASE REVENUE BONDS
Arizona School Facilities Board Certificates of Participation Series A
5.00% 9/1/18 (FGIC)                                                                        0                            0
Maricopa County Industrial Development Authority Correctional
Facilities (Phoenix West Prison) 5.375% 7/1/22 (ACA)                                 750,000                      768,480
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall
LLC Project) 5.50% 9/15/27 (AMBAC)                                                         0                            0
Salt River Project Arizona Agricultural Improvement & Power District
Certificates of Participation 5.00% 12/1/18 (MBIA)
Sedona Partner Certificates of Participation Series 1999 5.75% 7/1/16                500,000                      545,315
University of Arizona Certificates of Participation Series B 5.00% 6/1/31
 (AMBAC)                                                                                   0                            0
                                                                                                  ------------------------
                                                                                                                1,313,795
                                                                                                  ------------------------

POLITICAL SUBDIVISION GENERAL OBLIGATION BONDS
Eagle Mountain Community Facility District 6.50% 7/1/21                            1,010,000                    1,093,487
Phoenix Variable Purpose Series B 5.00% 7/1/27                                     1,500,000                    1,540,980
                                                                                                  ------------------------
                                                                                                                2,634,467
                                                                                                  ------------------------

                                                                                DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                                            PRO FORMA COMBINED
                                                                                    PAR/SHARES            MARKET VALUE
                                                                             -----------------------------------------------


INVESTOR OWNED UTILITIES REVENUE BONDS
Maricopa County Pollution Control Corporation Revenue (El Paso
Electric Co. Project) Series A 6.375% 8/1/15                                  $ 1,000,000                   $ 1,030,350
                                                                                                ------------------------
                                                                                                              1,030,350
                                                                                                ------------------------

MISCELLANEOUS REVENUE BONDS
Marana Municipal Property Corporation 5.00% 7/1/28 (AMBAC)                        575,000                       587,110
                                                                                                ------------------------
                                                                                                                587,110
                                                                                                ------------------------
MULTI FAMILY HOUSING REVENUE BONDS
Maricopa County Industrial Development Authority Multifamily Housing
Revenue (Sly-Mar Apartments Project) 6.10% 4/20/36 (GNMA)(AMT)                  2,000,000                     2,148,920
Peoria Industrial Development Authority Multifamily Housing Revenue
(Casa Del Rio) Series A 7.30% 2/20/28 (GNMA)                                      500,000                       518,440
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Capital Mews Apartments) 5.70% 12/20/40 (GNMA)(AMT)                            2,000,000                     2,089,460
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Sunrise Vista Apartments) Series A 1.42% 6/1/31 (AMT)                          1,600,000                     1,600,000
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Ventana Palms Apartments)
   6.15% 10/1/29 (MBIA)                                                           510,000                       543,380
   6.20% 10/1/34 (MBIA)                                                           940,000                     1,003,694
Pima County Industrial Development Authority Multifamily Housing
Revenue (Columbus Village) Series A
   6.00% 10/20/31 (GNMA)                                                        1,150,000                     1,160,856
   6.05% 10/20/41 (GNMA)                                                        1,520,000                     1,534,318
Yuma Industrial Development Authority Multifamily Revenue 6.10%
9/20/19 (GNMA)(AMT)                                                             2,340,000                     2,583,992
Yuma Industrial Development Authority Multifamily Revenue (Regency
Apartments) Series A 5.50% 12/20/32 (GNMA)(FHA)                                 2,000,000                     2,003,860
                                                                                                ------------------------
                                                                                                             15,186,920
                                                                                                ------------------------

MUNICIPAL LEASE REVENUE BONDS
Arizona School Facilities Board Certificates of Participation Series A
5.00% 9/1/18 (FGIC)                                                             1,000,000                     1,082,190
Maricopa County Industrial Development Authority Correctional
Facilities (Phoenix West Prison) 5.375% 7/1/22 (ACA)                            1,000,000                     1,024,640
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall
LLC Project) 5.50% 9/15/27 (AMBAC)                                              5,000,000                     5,366,600
Salt River Project Arizona Agricultural Improvement & Power District
Certificates of Participation 5.00% 12/1/18 (MBIA)                              2,500,000                     2,682,550
Sedona Partner Certificates of Participation Series 1999 5.75% 7/1/16             500,000                       545,315
University of Arizona Certificates of Participation Series B 5.00% 6/1/31
 (AMBAC)                                                                        2,250,000                     2,292,143
                                                                                                ------------------------
                                                                                                             12,993,438
                                                                                                ------------------------

POLITICAL SUBDIVISION GENERAL OBLIGATION BONDS
Eagle Mountain Community Facility District 6.50% 7/1/21                         1,010,000                     1,093,487
Phoenix Variable Purpose Series B 5.00% 7/1/27                                  2,935,000                     3,015,184
                                                                                                ------------------------
                                                                                                              4,108,671
                                                                                                ------------------------

DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (B)
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                            % OF NET      DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                              ASSETS        PAR/SHARES             MARKET VALUE
                                                                           ----------   --------------------------------------------


PRE-REFUNDED BONDS (A)                                                      8.63%
Maricopa County School District #3 (Tempe Elementary) Series E 5.70%
 7/1/16-09 (FGIC)                                                                        $ 1,025,000                $ 1,174,681
Oro Valley Common Trust Funds Partnership 5.75% 7/1/17-06 (MBIA)                           1,000,000                  1,082,560
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11                                 770,000                    867,089
Puerto Rico Commonwealth Public Improvement Series A
   5.00% 7/1/27-12                                                                         1,000,000                  1,119,760
   5.125 %7/1/31-11                                                                        1,205,000                  1,354,577
Puerto Rico Public Buildings Authority Guaranteed Government Facilities
 Revenue Series D 5.25% 7/1/36-12
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                              730,000                    828,331
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09                             5,000,000                  5,730,150
Yuma Industrial Development Authority Hospital Revenue (Yuma
Regional Medical Center) 5.00% 8/1/31-11 (FSA)                                                     0                          0
                                                                                                         -----------------------
                                                                                                                     12,157,148
                                                                                                         -----------------------

PUBLIC POWER REVENUE BONDS                                                  3.90%
Energy Management Services (Arizona State University - Main Campus)
 5.25% 7/1/17 (MBIA)                                                                       1,500,000                  1,655,490
Salt River Project Arizona Agricultural Improvement & Power District
Electric System Revenue (Salt River Project) Series A 5.00% 1/1/31                         2,000,000                  2,038,780
Salt River Project Arizona Agricultural Improvement & Power District
Electric System Revenue (Salt River Project) Series B 5.00% 1/1/31 (MBIA)                  2,000,000                  2,038,780
                                                                                                         -----------------------
                                                                                                                      5,733,050
                                                                                                         -----------------------

PUBLIC UTILITY DISTRICT REVENUE BONDS                                       3.55%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05%
5/1/29 (AMBAC)                                                                             5,000,000                  5,122,700
                                                                                                         -----------------------
                                                                                                                      5,122,700
                                                                                                         -----------------------

SCHOOL DISTRICT GENERAL OBLIGATION BONDS                                    2.50%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                             1,000,000                  1,238,810
Maricopa County School District #14 (Creighton School Improvement
Project of 1990) Series C 6.50% 7/1/08 (FGIC)                                              1,000,000                  1,148,660
Maricopa County School District #38 (Madison Elementary) 5.00%
7/1/14 (FSA)                                                                               1,750,000                  1,951,303
                                                                                                         -----------------------
                                                                                                                      4,338,773
                                                                                                         -----------------------

SINGLE FAMILY HOUSING REVENUE BONDS                                         0.23%
Pima County Industrial Development Authority Single Family Housing
Revenue 6.10% 5/1/31 (GNMA)(AMT)                                                             240,000                    250,980
Pima County Industrial Development Authority Single Family Mortgage
Revenue Series A 6.125% 11/1/33 (GNMA)(FNMA)(FHLMC)(AMT)                                           0                          0
                                                                                                         -----------------------
                                                                                                                        250,980
                                                                                                         -----------------------

TERRITORIAL GENERAL OBLIGATION BONDS                                        0.85%
Puerto Rico Commonwealth Refunding Public Improvements Series A
5.50% 7/1/19                                                                               1,300,000                  1,481,220
                                                                                                         -----------------------
                                                                                                                      1,481,220
                                                                                                         -----------------------



                                                                                       DELAWARE TAX-FREE ARIZONA FUND
                                                                                    PAR/SHARES            MARKET VALUE
                                                                             -----------------------------------------------


PRE-REFUNDED BONDS (A)
Maricopa County School District #3 (Tempe Elementary) Series E 5.70%
 7/1/16-09 (FGIC)                                                               $        0                   $        0
Oro Valley Common Trust Funds Partnership 5.75% 7/1/17-06 (MBIA)                         0                            0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11                             0                            0
Puerto Rico Commonwealth Public Improvement Series A
   5.00% 7/1/27-12                                                                       0                            0
   5.125 %7/1/31-11                                                                500,000                      562,065
Puerto Rico Public Buildings Authority Guaranteed Government Facilities
 Revenue Series D 5.25% 7/1/36-12                                                  730,000                      828,331
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                    550,000                      624,085
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09                           0                            0
Yuma Industrial Development Authority Hospital Revenue (Yuma
Regional Medical Center) 5.00% 8/1/31-11 (FSA)                                     700,000                      784,525
                                                                                                ------------------------
                                                                                                              2,799,006
                                                                                                ------------------------

PUBLIC POWER REVENUE BONDS
Energy Management Services (Arizona State University - Main Campus)
 5.25% 7/1/17 (MBIA)                                                                     0                            0
Salt River Project Arizona Agricultural Improvement & Power District
Electric System Revenue (Salt River Project) Series A 5.00% 1/1/31               1,000,000                    1,019,390
Salt River Project Arizona Agricultural Improvement & Power District
Electric System Revenue (Salt River Project) Series B 5.00% 1/1/31 (MBIA)                0                            0
                                                                                                ------------------------
                                                                                                              1,019,390
                                                                                                ------------------------

PUBLIC UTILITY DISTRICT REVENUE BONDS
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05%
5/1/29 (AMBAC)                                                                   1,000,000                    1,024,540
                                                                                                ------------------------
                                                                                                              1,024,540
                                                                                                ------------------------

SCHOOL DISTRICT GENERAL OBLIGATION BONDS
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                           0                            0
Maricopa County School District #14 (Creighton School Improvement
Project of 1990) Series C 6.50% 7/1/08 (FGIC)                                            0                            0
Maricopa County School District #38 (Madison Elementary) 5.00%
7/1/14 (FSA)                                                                             0                            0
                                                                                                ------------------------
                                                                                                                      0
                                                                                                ------------------------

SINGLE FAMILY HOUSING REVENUE BONDS
Pima County Industrial Development Authority Single Family Housing
Revenue 6.10% 5/1/31 (GNMA)(AMT)                                                         0                            0
Pima County Industrial Development Authority Single Family Mortgage
Revenue Series A 6.125% 11/1/33 (GNMA)(FNMA)(FHLMC)(AMT)                           145,000                      153,005
                                                                                                ------------------------
                                                                                                                153,005
                                                                                                ------------------------

TERRITORIAL GENERAL OBLIGATION BONDS
Puerto Rico Commonwealth Refunding Public Improvements Series A
5.50% 7/1/19                                                                             0                            0
                                                                                                ------------------------
                                                                                                                      0
                                                                                                ------------------------


                                                                                DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                                            PRO FORMA COMBINED
                                                                                    PAR/SHARES            MARKET VALUE
                                                                             -----------------------------------------------


PRE-REFUNDED BONDS (A)
Maricopa County School District #3 (Tempe Elementary) Series E 5.70%
 7/1/16-09 (FGIC)                                                             $ 1,025,000                   $ 1,174,681
Oro Valley Common Trust Funds Partnership 5.75% 7/1/17-06 (MBIA)                1,000,000                     1,082,560
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11                      770,000                       867,089
Puerto Rico Commonwealth Public Improvement Series A
   5.00% 7/1/27-12                                                              1,000,000                     1,119,760
   5.125 %7/1/31-11                                                             1,705,000                     1,916,642
Puerto Rico Public Buildings Authority Guaranteed Government Facilities
 Revenue Series D 5.25% 7/1/36-12                                                 730,000                       828,331
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                 1,280,000                     1,452,416
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09                  5,000,000                     5,730,150
Yuma Industrial Development Authority Hospital Revenue (Yuma
Regional Medical Center) 5.00% 8/1/31-11 (FSA)                                    700,000                       784,525
                                                                                                ------------------------
                                                                                                             14,956,154
                                                                                                ------------------------

PUBLIC POWER REVENUE BONDS
Energy Management Services (Arizona State University - Main Campus)
 5.25% 7/1/17 (MBIA)                                                            1,500,000                     1,655,490
Salt River Project Arizona Agricultural Improvement & Power District
Electric System Revenue (Salt River Project) Series A 5.00% 1/1/31              3,000,000                     3,058,170
Salt River Project Arizona Agricultural Improvement & Power District
Electric System Revenue (Salt River Project) Series B 5.00% 1/1/31 (MBIA)       2,000,000                     2,038,780
                                                                                                ------------------------
                                                                                                              6,752,440
                                                                                                ------------------------

PUBLIC UTILITY DISTRICT REVENUE BONDS
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05%
5/1/29 (AMBAC)                                                                  6,000,000                     6,147,240
                                                                                                ------------------------
                                                                                                              6,147,240
                                                                                                ------------------------

SCHOOL DISTRICT GENERAL OBLIGATION BONDS
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                  1,000,000                     1,238,810
Maricopa County School District #14 (Creighton School Improvement
Project of 1990) Series C 6.50% 7/1/08 (FGIC)                                   1,000,000                     1,148,660
Maricopa County School District #38 (Madison Elementary) 5.00%
7/1/14 (FSA)                                                                    1,750,000                     1,951,303
                                                                                                ------------------------
                                                                                                              4,338,773
                                                                                                ------------------------

SINGLE FAMILY HOUSING REVENUE BONDS
Pima County Industrial Development Authority Single Family Housing
Revenue 6.10% 5/1/31 (GNMA)(AMT)                                                  240,000                       250,980
Pima County Industrial Development Authority Single Family Mortgage
Revenue Series A 6.125% 11/1/33 (GNMA)(FNMA)(FHLMC)(AMT)                          145,000                       153,005
                                                                                                ------------------------
                                                                                                                403,985
                                                                                                ------------------------

TERRITORIAL GENERAL OBLIGATION BONDS
Puerto Rico Commonwealth Refunding Public Improvements Series A
5.50% 7/1/19                                                                    1,300,000                     1,481,220
                                                                                                ------------------------
                                                                                                              1,481,220
                                                                                                ------------------------


DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (B)
AS OF AUGUST 31, 2004
(UNAUDITED)



                                                                            % OF NET      DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                              ASSETS        PAR/SHARES             MARKET VALUE
                                                                           ----------    -------------------------------------------

TERRITORIAL REVENUE BONDS                                                   6.03%
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance)
5.125% 7/1/30 (FSA)                                                                      $   480,000             $      496,282
Puerto Rico Commonwealth Public Improvement Series A 5.125%                                2,370,000                  2,410,124
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00%
7/1/32 (MBIA)                                                                              1,750,000                  1,799,595
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                              1,500,000                  1,669,020
Puerto Rico Public Buildings Authority Guaranteed Government Facilities
 Revenue Series D (Unrefunded Portion) 5.25% 7/1/36                                                0                          0
Puerto Rico Public Buildings Authority Revenue Series D (Unrefunded
Balance) 5.25% 7/1/27                                                                        270,000                    279,315
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33                         500,000                    517,440
Virgin Islands Public Finance Authority 5.00% 10/1/31 (ACA)                                1,000,000                  1,000,350
                                                                                                         -----------------------
                                                                                                                      8,172,126
                                                                                                         -----------------------

TRANSPORTATION REVENUE BONDS                                                3.37%
Arizona State Transportation Board Highway Revenue Series A
   5.00% 7/1/21                                                                            2,500,000                  2,650,925
   5.00% 7/1/23                                                                            1,000,000                  1,048,640
Arizona State Transportation Board Highway Revenue Series B
   5.25% 7/1/21                                                                            1,000,000                  1,076,680
   5.25% 7/1/22                                                                            1,000,000                  1,071,140
                                                                                                         -----------------------
                                                                                                                      5,847,385
                                                                                                         -----------------------

WATER & SEWER REVENUE BONDS                                                 3.99%
Glendale Water & Sewer Revenue 5.00% 7/1/28 (AMBAC)                                        2,000,000                  2,045,020
Phoenix Civic Improvement Corporation Wastewater Systems Revenue
 Junior Lien
   5.00% 7/1/24 (FGIC)                                                                     1,000,000                  1,029,960
   5.00% 7/1/26 (FGIC)                                                                     3,750,000                  3,848,738
                                                                                                         -----------------------
                                                                                                                      6,923,718
                                                                                                         -----------------------
TOTAL MUNICIPAL BONDS                                                                                               137,697,569

SHORT TERM INVESTMENTS                                                      1.29%
Federated Arizona Muni Cash Trust                                                          1,126,773                  1,126,773
                                                                                                         -----------------------
TOTAL SHORT TERM INVESTMENTS                                                                                          1,126,773
                                                                                                         -----------------------

                                                                                                         -----------------------
TOTAL INVESTMENTS AT MARKET                                                97.75%                                 $ 138,824,342
                                                                                                         -----------------------

TOTAL INVESTMENTS AT COST                                                                                         $ 131,622,084
                                                                                                         -----------------------


                                                                                        DELAWARE TAX-FREE ARIZONA FUND
                                                                                     PAR/SHARES            MARKET VALUE
                                                                              -----------------------------------------------

TERRITORIAL REVENUE BONDS
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance)
5.125% 7/1/30 (FSA)                                                             $         0                  $         0
Puerto Rico Commonwealth Public Improvement Series A 5.125%                       1,000,000                    1,016,930
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00%
7/1/32 (MBIA)                                                                       750,000                      771,255
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                             0                            0
Puerto Rico Public Buildings Authority Guaranteed Government Facilities
 Revenue Series D (Unrefunded Portion) 5.25% 7/1/36                                 270,000                      277,393
Puerto Rico Public Buildings Authority Revenue Series D (Unrefunded
Balance) 5.25% 7/1/27                                                               200,000                      206,900
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33                      0                            0
Virgin Islands Public Finance Authority 5.00% 10/1/31 (ACA)                               0                            0
                                                                                                 ------------------------
                                                                                                               2,272,478
                                                                                                 ------------------------

TRANSPORTATION REVENUE BONDS
Arizona State Transportation Board Highway Revenue Series A
   5.00% 7/1/21                                                                           0                            0
   5.00% 7/1/23                                                                           0                            0
Arizona State Transportation Board Highway Revenue Series B
   5.25% 7/1/21                                                                           0                            0
   5.25% 7/1/22                                                                           0                            0
                                                                                                 ------------------------
                                                                                                                       0
                                                                                                 ------------------------

WATER & SEWER REVENUE BONDS
Glendale Water & Sewer Revenue 5.00% 7/1/28 (AMBAC)                                       0                            0
Phoenix Civic Improvement Corporation Wastewater Systems Revenue
 Junior Lien
   5.00% 7/1/24 (FGIC)                                                                    0                            0
   5.00% 7/1/26 (FGIC)                                                                    0                            0
                                                                                                 ------------------------
                                                                                                                       0
                                                                                                 ------------------------
TOTAL MUNICIPAL BONDS                                                                                         29,475,085

SHORT TERM INVESTMENTS
Federated Arizona Muni Cash Trust                                                 1,111,745                    1,111,745
                                                                                                 ------------------------
TOTAL SHORT TERM INVESTMENTS                                                                                   1,111,745
                                                                                                 ------------------------

                                                                                                 ------------------------
TOTAL INVESTMENTS AT MARKET                                                                                 $ 30,586,830
                                                                                                 ------------------------

TOTAL INVESTMENTS AT COST                                                                                   $ 29,891,573
                                                                                                 ------------------------

                                                                             DELAWARE TAX-FREE ARIZONA INSURED FUND
                                                                                         PRO FORMA COMBINED
                                                                                 PAR/SHARES            MARKET VALUE
                                                                           ----------------------------------------------

TERRITORIAL REVENUE BONDS
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance)
5.125% 7/1/30 (FSA)                                                         $  480,000                 $     496,282
Puerto Rico Commonwealth Public Improvement Series A 5.125%                  3,370,000                     3,427,054
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00%
7/1/32 (MBIA)                                                                2,500,000                     2,570,850
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                1,500,000                     1,669,020
Puerto Rico Public Buildings Authority Guaranteed Government Facilities
 Revenue Series D (Unrefunded Portion) 5.25% 7/1/36                            270,000                       277,393
Puerto Rico Public Buildings Authority Revenue Series D (Unrefunded
Balance) 5.25% 7/1/27                                                          470,000                       486,215
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33           500,000                       517,440
Virgin Islands Public Finance Authority 5.00% 10/1/31 (ACA)                  1,000,000                     1,000,350
                                                                                             ------------------------
                                                                                                          10,444,604
                                                                                             ------------------------

TRANSPORTATION REVENUE BONDS
Arizona State Transportation Board Highway Revenue Series A
   5.00% 7/1/21                                                              2,500,000                     2,650,925
   5.00% 7/1/23                                                              1,000,000                     1,048,640
Arizona State Transportation Board Highway Revenue Series B
   5.25% 7/1/21                                                              1,000,000                     1,076,680
   5.25% 7/1/22                                                              1,000,000                     1,071,140
                                                                                             ------------------------
                                                                                                           5,847,385
                                                                                             ------------------------

WATER & SEWER REVENUE BONDS
Glendale Water & Sewer Revenue 5.00% 7/1/28 (AMBAC)                          2,000,000                     2,045,020
Phoenix Civic Improvement Corporation Wastewater Systems Revenue
 Junior Lien
   5.00% 7/1/24 (FGIC)                                                       1,000,000                     1,029,960
   5.00% 7/1/26 (FGIC)                                                       3,750,000                     3,848,738
                                                                                             ------------------------
                                                                                                           6,923,718
                                                                                             ------------------------
TOTAL MUNICIPAL BONDS                                                                                    167,172,654

SHORT TERM INVESTMENTS
Federated Arizona Muni Cash Trust                                            2,238,518                     2,238,518
                                                                                             ------------------------
TOTAL SHORT TERM INVESTMENTS                                                                               2,238,518
                                                                                             ------------------------

                                                                                             ------------------------
TOTAL INVESTMENTS AT MARKET                                                                            $ 169,411,172
                                                                                             ------------------------

TOTAL INVESTMENTS AT COST                                                                              $ 161,513,657
                                                                                             ------------------------


------------------------------------------------------------------------------

(A) For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

(B) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.





SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association
FGIC - Insured by the Financial Guaranty Insurance Company
 FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance




See Pro Forma Notes to Financial Statements

Delaware Tax-Free Arizona Insured Fund
Pro Forma Combined
Statement of Assets and Liabilities
As of [August 31, 2004]
 (Unaudited)

DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                                                         Delaware
                                                                                                                     Tax-Free Ariona
                                                            Delaware             Delaware                             Insured Fund
                                                        Tax-Free Arizona         Tax-Free            Pro Forma          Pro Forma
                                                          Insured Fund        Arizona Fund          Adjustments          Combined
                                                        ----------------      ------------         -------------      --------------
ASSETS

Investments, at market value                              $ 138,824,342       $  30,586,830        $        --        $ 169,411,172
Cash                                                             88,409              18,312                 --              106,721
Receivable for fund shares sold                                  71,330              16,500                 --               87,830
Receivable for securities sold                                2,170,213                --                   --            2,170,213
Interest receivable                                           1,651,016             308,694                 --            1,959,710
                                                          -------------       -------------        -------------      -------------
         Total Assets                                       142,805,310          30,930,336                 --          173,735,645
                                                          -------------       -------------        -------------      -------------

LIABILITIES

Accrued expenses and other liabilities                          363,638              58,659                 --              422,297
                                                          -------------       -------------        -------------      -------------
         Total Liabilities                                      363,638              58,659                 --              422,297
                                                          -------------       -------------        -------------      -------------
Net Assets                                                $ 142,441,672       $  30,871,677        $        --        $ 173,313,349
                                                          =============       =============        =============      =============

ANALYSIS OF NET ASSETS

Accumulated paid in capital                               $ 134,970,175       $  32,745,720        $        --        $ 167,715,895
Undistributed net investment income
  (Distribution in excess of net investment income)               7,314              (1,681)                --                5,633
Accumulated net realized gain (loss) on investments             261,925          (2,567,619)                --           (2,305,694)
Unrealized appreciation of investments                        7,202,258             695,257                 --            7,897,515
                                                          -------------       -------------        -------------      -------------
Net Assets                                                $ 142,441,672       $  30,871,677        $        --        $ 173,313,349
                                                          =============       =============        =============      =============





OUTSTANDING SHARES                                           12,481,893           2,998,285             (293,673)        15,186,505

RETAIL CLASS A SHARES                                        10,730,590           1,966,975             (192,280)        12,505,285
RETAIL CLASS B SHARES                                         1,169,592             724,610              (71,662)         1,822,540
RETAIL CLASS C SHARES                                           581,711             306,700              (29,731)           858,680

NET ASSET VALUE PER SHARE:

RETAIL CLASS A SHARES                                    $        11.41       $       10.29                           $       11.41
RETAIL CLASS B SHARES                                    $        11.42       $       10.29                           $       11.42
RETAIL CLASS C SHARES                                    $        11.43       $       10.32                           $       11.43


               SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free Arizona Insured Fund
Pro Forma Combined
Statement of Operations
for the Twelve Months Ended [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE ARIZONA INSURED FUND
PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2004
(UNAUDITED)

                                                                                                                       Delaware
                                                                                                                       Tax-Free
                                                                                                                    Arizona Insured
                                                                   Delaware         Delaware                             Fund
                                                                   Tax-Free         Tax-Free                       ----------------
                                                                    Arizona         Arizona        Pro Forma          Pro Forma
                                                                  Insured Fund       Fund         Adjustments          Combined
                                                                  ------------    ------------    -----------      ---------------
INVESTMENT INCOME
       Interest income                                            $  7,512,395    $  1,728,598    $      --          $  1,728,598
                                                                  ------------    ------------    -----------        ------------

EXPENSES
       Management fees                                                 746,015         180,872        (16,604)(A)         910,283
       Distribution expenses - Class A                                 319,858          53,200                            373,058
       Distribution expenses - Class B                                 140,754          80,980                            221,734
       Distribution expenses - Class C                                  74,821          35,909                            110,730
       Dividend disbursing and transfer agent fees and expenses         82,939          15,423                             98,362
       Accounting and administration expenses                           55,837          12,330         (1,898)(B)          66,269
       Reports and statements to shareholders                           15,675           2,760                             18,435
       Registration fees                                                15,900          14,353        (14,353)(B)          15,900
       Legal and professional fees                                      31,496          10,269        (14,712)(B)          27,053
       Trustees' fees                                                    8,403           1,976         (2,012)(C)           8,367
       Custodian fees                                                    9,018           2,868         (1,852)(B)          10,034
       Other                                                             9,702           2,199          3,398 (D),(E)      15,299
                                                                  ------------    ------------    -----------        ------------
                                                                     1,510,418         413,139        (48,033)          1,875,524
       Less expenses absorbed or waived                                   --           (77,954)      (137,297)(F)        (215,251)
       Less expenses paid indirectly                                    (1,418)           (310)         1,515 (E)            (213)
                                                                  ------------    ------------    -----------        ------------
       Total expense                                                 1,509,000         334,875       (183,815)          1,660,060
                                                                  ------------    ------------    -----------        ------------

NET INVESTMENT INCOME                                                6,003,395       1,393,723        183,815              68,538
                                                                  ------------    ------------    -----------        ------------


NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
       Net realized gain (loss) on investments                         336,166      (1,274,013)          --            (1,274,013)
       Change in unrealized appreciation/(depreciation)
            of investments                                           3,703,965       2,176,285           --             2,176,285
                                                                  ------------    ------------    -----------        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      4,040,131         902,272           --               902,272

                                                                  ------------    ------------    -----------        ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 10,043,526    $  2,295,995    $   183,815        $    970,810
                                                                  ============    ============    ===========        ============

(A) Decrease to reflect lower management fee for the survivng fund.
(B) Decrease to reflect appropriate expense levels by merging the funds.
(C) Based on trustees' compensation plan for the surviving fund.
(D) Increase to reflect appropriate expense levels by merging the funds.
(E) Effective January 1, 2004, expenses of the Fund are no longer paid through commission arrangements with brokers.
(F) The current expense limitation expires October 31, 2004. Effective November 1, 2004, each Fund's expense limitation (excluding distribution expenses) will become 0.55%.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free Arizona Insured Fund
Pro Forma Combined
Annual Fund Operating Expenses
As of [AUGUST 31, 2004]
(Unaudited)

Delaware Tax-Free Arizona Insured Fund
Pro Forma Notes to Financial Statements
As of [AUGUST 31, 2004]
(Unaudited)

Delaware Tax-Free Arizona Insured Fund
Pro Forma Notes to Financial Statements
August 31, 2004 (Unaudited)

Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. These financial statements and related notes pertain to the Delaware Tax-Free Arizona Insured Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current income exempt for federal income tax and the Arizona state personal income tax as is consistent with preservation of capital.

1.  BASIS OF PRO FORMA PRESENTATION
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Tax-Free Arizona Fund by the Delaware Tax-Free Arizona Insured Fund, as if such acquisition had taken place as of September 1, 2003.

Under the terms of the Plan of Reorganization, the combination of the Delaware Tax-Free Arizona Fund and the Delaware Tax-Free Arizona Insured Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Tax-Free Arizona Fund in exchange for shares of the Delaware Tax-Free Arizona Insured Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Tax-Free Arizona Fund and the Delaware Tax-Free Arizona Insured Fund have been combined as of and for the twelve months ended August 31, 2004.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Tax-Free Arizona Fund and Delaware Tax-Free Arizona Insured Fund included in their annual report dated August 31, 2004.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Tax-Free Arizona Fund by the Delaware Tax-Free Arizona Insured Fund had taken place as of September 1, 2003.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the twelve months ended August 31, 2004 were approximately $213. The expenses paid under the above arrangement is included in the "custodian fees" expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

3. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.55% of average daily net assets of the Fund through March 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.  LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of August 31, 2004, or at any time during the period.

5.       CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by Arizona municipalities. The value of these investments may be adversely affected by new legislation within Arizona, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

            Pro Forma Financial Statements for the Reorganization of
Delaware Tax-Free California Insured Fund into Delaware Tax-Free California Fund


Delaware Tax-Free California Fund
Pro Forma Portfolio of Investments
As of [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004

(Unaudited)
                                                                             % of Net       Delaware Tax-Free California Fund
                                                                              Assets         Shares/Par        Market Value
                                                                           -------------  ---------------------------------------

MUNICIPAL BONDS                                                                96.86%
AIRPORT REVENUE BONDS                                                           2.60%
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                        $1,000,000             $1,011,330
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                  0                      0
                                                                                                            -------------------
                                                                                                                     1,011,330
                                                                                                            -------------------

CONTINUING CARE / RETIREMENT REVENUE BONDS                                      5.45%
Abag Finance Authority of California (Nonprofit Corporations-Lincoln
Glen Manor) 6.10% 2/15/25 (RADIAN)                                                            2,000,000              2,202,080
California Health Facilities Financing (The Episcopal Home) 5.30%
2/1/32 (RADIAN)                                                                               1,000,000              1,021,280
                                                                                                            -------------------
                                                                                                                     3,223,360
                                                                                                            -------------------

DEDICATED TAX & FEES REVENUE BONDS                                              5.16%
Poway Unified School District 5.60% 9/1/33                                                    1,000,000              1,000,290
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                           1,000,000              1,000,370
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.125% 7/1/36 (AMBAC)                                                                                 0                      0
                                                                                                            -------------------
                                                                                                                     2,000,660
                                                                                                            -------------------

HIGHER EDUCATION REVENUE BONDS                                                 10.71%
California Educational Facilities Authority Revenue (Pepperdine
University) Series A 5.50% 8/1/32                                                             1,000,000              1,038,220
California Educational Facilities Authority Revenue (University of the
Pacific) 5.25% 5/1/34                                                                         1,000,000              1,023,910
California Educational Facilities Authority Revenue (University of The
Pacific) 5.75% 11/1/30 (MBIA)                                                                         0                      0
California State University Systemwide Revenue Series A 5.25%
11/1/20 (FSA)                                                                                 1,000,000              1,094,729
California Statewide Communities Development Authority Revenue
(Bentley School) 6.75% 7/1/32                                                                 1,000,000              1,024,910
California Statewide Communities Revenue Authority East Campus
Apartments LLC Series A 5.625% 8/1/34 (ACA)                                                   1,000,000              1,019,710
San Diego County Certificates of Participation (University of San
Diego) 5.375% 10/1/41                                                                         1,000,000              1,025,270
                                                                                                            -------------------
                                                                                                                     6,226,749
                                                                                                            -------------------

HOSPITAL REVENUE BONDS                                                          5.56%
Abag Finance Authority of California (Nonprofit Corporations-San Diego
Hospital Association) Series A 6.125% 8/15/20                                                 1,250,000              1,333,188
California Health Facilities Financing Authority (Adventist Health
Systems) Series A 5.00% 3/1/33                                                                1,000,000                990,250
California Health Facilities Financing Authority (Catholic Healthcare
West) Series G 5.25% 7/1/23                                                                     500,000                490,875
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                                     1,000,000              1,029,560
                                                                                                            -------------------
                                                                                                                     3,843,873
                                                                                                            -------------------



                                                                                   DELAWARE TAX-FREE
                                                                                CALIFORNIA INSURED FUND
                                                                              SHARES/PAR      MARKET VALUE
                                                                           ---------------------------------

MUNICIPAL BONDS
AIRPORT REVENUE BONDS
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                         $        0         $        0
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)           1,000,000          1,012,870
                                                                                             ---------------
                                                                                                  1,012,870
                                                                                             ---------------

CONTINUING CARE / RETIREMENT REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-Lincoln
Glen Manor) 6.10% 2/15/25 (RADIAN)                                                     0                  0
California Health Facilities Financing (The Episcopal Home) 5.30%
2/1/32 (RADIAN)                                                                1,000,000          1,021,280
                                                                                             ---------------
                                                                                                  1,021,280
                                                                                             ---------------

DEDICATED TAX & FEES REVENUE BONDS
Poway Unified School District 5.60% 9/1/33                                             0                  0
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33            1,000,000          1,000,370
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.125% 7/1/36 (AMBAC)                                                          1,000,000          1,022,650
                                                                                             ---------------
                                                                                                  2,023,020
                                                                                             ---------------

HIGHER EDUCATION REVENUE BONDS
California Educational Facilities Authority Revenue (Pepperdine
University) Series A 5.50% 8/1/32                                                      0                  0
California Educational Facilities Authority Revenue (University of the
Pacific) 5.25% 5/1/34                                                                  0                  0
California Educational Facilities Authority Revenue (University of The
Pacific) 5.75% 11/1/30 (MBIA)                                                  1,000,000          1,097,490
California State University Systemwide Revenue Series A 5.25%
11/1/20 (FSA)                                                                          0                  0
California Statewide Communities Development Authority Revenue
(Bentley School) 6.75% 7/1/32                                                  1,000,000          1,024,910
California Statewide Communities Revenue Authority East Campus
Apartments LLC Series A 5.625% 8/1/34 (ACA)                                            0                  0
San Diego County Certificates of Participation (University of San
Diego) 5.375% 10/1/41                                                                  0                  0
                                                                                             ---------------
                                                                                                  2,122,400
                                                                                             ---------------

HOSPITAL REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-San Diego
Hospital Association) Series A 6.125% 8/15/20                                          0                  0
California Health Facilities Financing Authority (Adventist Health
Systems) Series A 5.00% 3/1/33                                                         0                  0
California Health Facilities Financing Authority (Catholic Healthcare
West) Series G 5.25% 7/1/23                                                      500,000            490,875
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                              0                  0
                                                                                             ---------------
                                                                                                    490,875
                                                                                             ---------------


                                                                                      DELAWARE TAX-FREE
                                                                                  CALIFORNIA INSURED FUND
                                                                                               Pro Forma Combined
                                                                                SHARES/PAR        MARKET VALUE
                                                                             ---------------------------------

MUNICIPAL BONDS
AIRPORT REVENUE BONDS
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                             $1,000,000        $1,011,330
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)               1,000,000         1,012,870
                                                                                                 --------------
                                                                                                     2,024,200
                                                                                                 --------------

CONTINUING CARE / RETIREMENT REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-Lincoln
Glen Manor) 6.10% 2/15/25 (RADIAN)                                                 2,000,000         2,202,080
California Health Facilities Financing (The Episcopal Home) 5.30%
2/1/32 (RADIAN)                                                                    2,000,000         2,042,560
                                                                                                 --------------
                                                                                                     4,244,640
                                                                                                 --------------

DEDICATED TAX & FEES REVENUE BONDS
Poway Unified School District 5.60% 9/1/33                                         1,000,000         1,000,290
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                2,000,000         2,000,740
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.125% 7/1/36 (AMBAC)                                                              1,000,000         1,022,650
                                                                                                 --------------
                                                                                                     4,023,680
                                                                                                 --------------

HIGHER EDUCATION REVENUE BONDS
California Educational Facilities Authority Revenue (Pepperdine
University) Series A 5.50% 8/1/32                                                  1,000,000         1,038,220
California Educational Facilities Authority Revenue (University of the
Pacific) 5.25% 5/1/34                                                              1,000,000         1,023,910
California Educational Facilities Authority Revenue (University of The
Pacific) 5.75% 11/1/30 (MBIA)                                                      1,000,000         1,097,490
California State University Systemwide Revenue Series A 5.25%
11/1/20 (FSA)                                                                      1,000,000         1,094,729
California Statewide Communities Development Authority Revenue
(Bentley School) 6.75% 7/1/32                                                      2,000,000         2,049,820
California Statewide Communities Revenue Authority East Campus
Apartments LLC Series A 5.625% 8/1/34 (ACA)                                        1,000,000         1,019,710
San Diego County Certificates of Participation (University of San
Diego) 5.375% 10/1/41                                                              1,000,000         1,025,270
                                                                                                 --------------
                                                                                                     8,349,149
                                                                                                 --------------

HOSPITAL REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-San Diego
Hospital Association) Series A 6.125% 8/15/20                                      1,250,000         1,333,188
California Health Facilities Financing Authority (Adventist Health
Systems) Series A 5.00% 3/1/33                                                     1,000,000           990,250
California Health Facilities Financing Authority (Catholic Healthcare
West) Series G 5.25% 7/1/23                                                        1,000,000           981,750
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                          1,000,000         1,029,560
                                                                                                 --------------
                                                                                                     4,334,748
                                                                                                 --------------


DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004

(Unaudited)
                                                                             % of Net       Delaware Tax-Free California Fund
                                                                              Assets         Shares/Par        Market Value
                                                                           -------------  ---------------------------------------


MISCELLANEOUS REVENUE BONDS                                                     4.13%
San Diego County Certificates of Participation 5.70% 2/1/28                                  $1,200,000             $1,086,588
San Diego County Certificates of Participation (The Burnham Institute)
6.25% 9/1/29                                                                                  1,000,000              1,034,050
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                    0                      0
                                                                                                            -------------------
                                                                                                                     2,120,638
                                                                                                            -------------------

MULTI FAMILY HOUSING REVENUE BONDS                                             11.69%
California Statewide Communities Development Authority Multifamily
Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
 7/1/32                                                                                       1,000,000              1,011,730
California Statewide Communities Development Authority Multifamily
Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)
(AMT)                                                                                                 0                      0
California Statewide Communities Development Authority Multifamily
Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                                  1,000,000              1,077,150
Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
(GNMA)(AMT)                                                                                           0                      0
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
5.75% 5/15/37                                                                                 1,000,000              1,016,630
Santa Clara County Housing Authority (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)                                                                   1,000,000              1,013,660
Ventura County Area Housing Authority Multifamily Housing Revenue
(Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                                                  0                      0
                                                                                                            -------------------
                                                                                                                     4,119,170
                                                                                                            -------------------

MUNICIPAL LEASE REVENUE BONDS                                                   8.64%
California State Public Works Board Lease Revenue 5.00% 3/1/27
(AMBAC)                                                                                               0                      0
California State Public Works Board (Department of Corrections) Series
C 5.25% 6/1/28                                                                                1,500,000              1,539,000
Franklin-McKinley School District Certificates of Participation (Financing
 Project) Series B 5.00% 9/1/27 (AMBAC)                                                               0                      0
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                                      1,000,000              1,044,010
   5.625% 6/1/33                                                                              1,000,000              1,036,960
San Juan Basin Authority (Ground Water Recovery Project) 5.00%
12/1/34 (AMBAC)                                                                                       0                      0
                                                                                                            -------------------
                                                                                                                     3,619,970
                                                                                                            -------------------

PARKING REVENUE BONDS                                                           1.36%
San Diego Redevelopment Agency 6.40% 9/1/25                                                   1,000,000              1,061,650
                                                                                                            -------------------
                                                                                                                     1,061,650
                                                                                                            -------------------

PORTS & HARBORS REVENUE BONDS                                                   2.71%
Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                                    1,000,000              1,039,360
Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                                             0                      0
                                                                                                            -------------------
                                                                                                                     1,039,360
                                                                                                            -------------------





                                                                                  DELAWARE TAX-FREE
                                                                                CALIFORNIA INSURED FUND
                                                                              SHARES/PAR      MARKET VALUE
                                                                           ---------------------------------


MISCELLANEOUS REVENUE BONDS
San Diego County Certificates of Participation 5.70% 2/1/28                    $       0       $          0
San Diego County Certificates of Participation (The Burnham Institute)
6.25% 9/1/29                                                                           0                  0
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)             1,000,000          1,100,170
                                                                                             ---------------
                                                                                                  1,100,170
                                                                                             ---------------

MULTI FAMILY HOUSING REVENUE BONDS
California Statewide Communities Development Authority Multifamily
Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
 7/1/32                                                                          800,000            809,384
California Statewide Communities Development Authority Multifamily
Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)
(AMT)                                                                          1,500,000          1,594,981
California Statewide Communities Development Authority Multifamily
Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                           0                  0
Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
(GNMA)(AMT)                                                                    1,430,000          1,484,354
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
5.75% 5/15/37                                                                          0                  0
Santa Clara County Housing Authority (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)                                                            0                  0
Ventura County Area Housing Authority Multifamily Housing Revenue
(Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                           1,018,000          1,100,987
                                                                                             ---------------
                                                                                                  4,989,706
                                                                                             ---------------

MUNICIPAL LEASE REVENUE BONDS
California State Public Works Board Lease Revenue 5.00% 3/1/27
(AMBAC)                                                                        1,000,000          1,019,100
California State Public Works Board (Department of Corrections) Series
C 5.25% 6/1/28                                                                         0                  0
Franklin-McKinley School District Certificates of Participation (Financing
 Project) Series B 5.00% 9/1/27 (AMBAC)                                        1,060,000          1,078,836
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                               0                  0
   5.625% 6/1/33                                                                       0                  0
San Juan Basin Authority (Ground Water Recovery Project) 5.00%
12/1/34 (AMBAC)                                                                1,000,000          1,015,870
                                                                                             ---------------
                                                                                                  3,113,806
                                                                                             ---------------

PARKING REVENUE BONDS
San Diego Redevelopment Agency 6.40% 9/1/25                                            0                  0
                                                                                             ---------------
                                                                                                          0
                                                                                             ---------------

PORTS & HARBORS REVENUE BONDS
Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                             0                  0
Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                      1,000,000          1,076,440
                                                                                             ---------------
                                                                                                  1,076,440
                                                                                             ---------------




                                                                                      DELAWARE TAX-FREE
                                                                                  CALIFORNIA INSURED FUND
                                                                                               Pro Forma Combined
                                                                                SHARES/PAR        MARKET VALUE
                                                                             ----------------------------------


MISCELLANEOUS REVENUE BONDS
San Diego County Certificates of Participation 5.70% 2/1/28                       $1,200,000        $1,086,588
San Diego County Certificates of Participation (The Burnham Institute)
6.25% 9/1/29                                                                       1,000,000         1,034,050
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                 1,000,000         1,100,170
                                                                                                 --------------
                                                                                                     3,220,808
                                                                                                 --------------

MULTI FAMILY HOUSING REVENUE BONDS
California Statewide Communities Development Authority Multifamily
Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
 7/1/32                                                                            1,800,000         1,821,114
California Statewide Communities Development Authority Multifamily
Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)
(AMT)                                                                              1,500,000         1,594,981
California Statewide Communities Development Authority Multifamily
Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                       1,000,000         1,077,150
Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
(GNMA)(AMT)                                                                        1,430,000         1,484,354
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
5.75% 5/15/37                                                                      1,000,000         1,016,630
Santa Clara County Housing Authority (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)                                                        1,000,000         1,013,660
Ventura County Area Housing Authority Multifamily Housing Revenue
(Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                               1,018,000         1,100,987
                                                                                                 --------------
                                                                                                     9,108,876
                                                                                                 --------------

MUNICIPAL LEASE REVENUE BONDS
California State Public Works Board Lease Revenue 5.00% 3/1/27
(AMBAC)                                                                            1,000,000         1,019,100
California State Public Works Board (Department of Corrections) Series
C 5.25% 6/1/28                                                                     1,500,000         1,539,000
Franklin-McKinley School District Certificates of Participation (Financing
 Project) Series B 5.00% 9/1/27 (AMBAC)                                            1,060,000         1,078,836
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                           1,000,000         1,044,010
   5.625% 6/1/33                                                                   1,000,000         1,036,960
San Juan Basin Authority (Ground Water Recovery Project) 5.00%
12/1/34 (AMBAC)                                                                    1,000,000         1,015,870
                                                                                                 --------------
                                                                                                     6,733,776
                                                                                                 --------------

PARKING REVENUE BONDS
San Diego Redevelopment Agency 6.40% 9/1/25                                        1,000,000         1,061,650
                                                                                                 --------------
                                                                                                     1,061,650
                                                                                                 --------------

PORTS & HARBORS REVENUE BONDS
Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                         1,000,000         1,039,360
Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                          1,000,000         1,076,440
                                                                                                 --------------
                                                                                                     2,115,800
                                                                                                 --------------



DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004

(Unaudited)
                                                                             % of Net       Delaware Tax-Free California Fund
                                                                              Assets         Shares/Par        Market Value
                                                                           -------------  ---------------------------------------


*PRE-REFUNDED BONDS                                                             1.94%
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
1/1/29-10 (AMBAC)                                                                           $         0          $           0
                                                                                                            -------------------
                                                                                                                             0
                                                                                                            -------------------

PUBLIC POWER REVENUE BONDS                                                      2.75%
California State Department Water Reserve Power Supply Revenue
Series A 5.375% 5/1/21                                                                        1,000,000              1,073,290
                                                                                                            -------------------
                                                                                                                     1,073,290
                                                                                                            -------------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS                                        5.95%
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                    500,000                542,330
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                0                      0
San Diego Unified School District 5.00% 7/1/28 (FSA)                                          1,000,000              1,022,510
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                              0                      0
                                                                                                            -------------------
                                                                                                                     1,564,840
                                                                                                            -------------------

SCHOOL DISTRICT REVENUE BONDS                                                   1.25%
California Statewide Community Development (Viewpoint School
Project) 5.00% 10/1/28 (ACA)                                                                  1,000,000                972,130
                                                                                                            -------------------
                                                                                                                       972,130
                                                                                                            -------------------

STATE GENERAL OBLIGATION BONDS                                                  5.56%
California State
   5.00% 2/1/33                                                                               1,000,000              1,007,800
   5.50% 11/1/33                                                                              1,000,000              1,058,570
California State Economic Recovery Series A 5.25% 1/1/10                                        500,000                558,310
California State Veterans Series B 5.70% 12/1/32 (AMT)                                          640,000                652,877
                                                                                                            -------------------
                                                                                                                     3,277,557
                                                                                                            -------------------




                                                                                   DELAWARE TAX-FREE
                                                                                 CALIFORNIA INSURED FUND
                                                                               SHARES/PAR      MARKET VALUE
                                                                            ---------------------------------


*PRE-REFUNDED BONDS
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
1/1/29-10 (AMBAC)                                                              $1,300,000         $1,514,162
                                                                                              ---------------
                                                                                                   1,514,162
                                                                                              ---------------

PUBLIC POWER REVENUE BONDS
California State Department Water Reserve Power Supply Revenue
Series A 5.375% 5/1/21                                                          1,000,000          1,073,290
                                                                                              ---------------
                                                                                                   1,073,290
                                                                                              ---------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                            0                  0
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                          1,000,000          1,018,210
San Diego Unified School District 5.00% 7/1/28 (FSA)                            1,000,000          1,022,510
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                        1,000,000          1,030,740
                                                                                              ---------------
                                                                                                   3,071,460
                                                                                              ---------------

SCHOOL DISTRICT REVENUE BONDS
California Statewide Community Development (Viewpoint School
Project) 5.00% 10/1/28 (ACA)                                                            0                  0
                                                                                              ---------------
                                                                                                           0
                                                                                              ---------------

STATE GENERAL OBLIGATION BONDS
California State
   5.00% 2/1/33                                                                         0                  0
   5.50% 11/1/33                                                                1,000,000          1,058,570
California State Economic Recovery Series A 5.25% 1/1/10                                0                  0
California State Veterans Series B 5.70% 12/1/32 (AMT)                                  0                  0
                                                                                              ---------------
                                                                                                   1,058,570
                                                                                              ---------------




                                                                                    DELAWARE TAX-FREE
                                                                                CALIFORNIA INSURED FUND
                                                                                             Pro Forma Combined
                                                                              SHARES/PAR        MARKET VALUE
                                                                            ---------------------------------


*PRE-REFUNDED BONDS
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
1/1/29-10 (AMBAC)                                                               $1,300,000        $1,514,162
                                                                                               --------------
                                                                                                   1,514,162
                                                                                               --------------

PUBLIC POWER REVENUE BONDS
California State Department Water Reserve Power Supply Revenue
Series A 5.375% 5/1/21                                                           2,000,000         2,146,580
                                                                                               --------------
                                                                                                   2,146,580
                                                                                               --------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                       500,000           542,330
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                           1,000,000         1,018,210
San Diego Unified School District 5.00% 7/1/28 (FSA)                             2,000,000         2,045,020
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                         1,000,000         1,030,740
                                                                                               --------------
                                                                                                   4,636,300
                                                                                               --------------

SCHOOL DISTRICT REVENUE BONDS
California Statewide Community Development (Viewpoint School
Project) 5.00% 10/1/28 (ACA)                                                     1,000,000           972,130
                                                                                               --------------
                                                                                                     972,130
                                                                                               --------------

STATE GENERAL OBLIGATION BONDS
California State
   5.00% 2/1/33                                                                  1,000,000         1,007,800
   5.50% 11/1/33                                                                 2,000,000         2,117,140
California State Economic Recovery Series A 5.25% 1/1/10                           500,000           558,310
California State Veterans Series B 5.70% 12/1/32 (AMT)                             640,000           652,877
                                                                                               --------------
                                                                                                   4,336,127
                                                                                               --------------



DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004

(Unaudited)

                                                                             % of Net       Delaware Tax-Free California Fund
                                                                              Assets         Shares/Par        Market Value
                                                                           -------------  ---------------------------------------


TAX INCREMENT / SPECIAL ASSESSMENT BONDS                                       10.63%
Commerce California Joint Powers Financing Authority (Redevelopment
Projects) Series A 5.00% 8/1/28 (RADIAN)                                                     $1,000,000             $1,006,040
La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31                                    1,000,000              1,023,260
Lake Elisnore Public Financing Authority 5.50% 9/1/30                                         1,000,000              1,008,890
Poway Redevelopment Agency Certificates of Participation 5.75%
6/15/33 (MBIA)                                                                                        0                      0
Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                                           0                      0
Southern California Logistics Airport Authority (Southern California
Logistics Airport Project) 6.50% 12/1/31                                                      1,000,000              1,018,290
                                                                                                            -------------------
                                                                                                                     4,056,480
                                                                                                            -------------------
TERRITORIAL REVENUE BONDS                                                       2.86%
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                                 1,000,000              1,112,680
                                                                                                            -------------------
                                                                                                                     1,112,680
                                                                                                            -------------------
WASTE DISPOSAL REVENUE BONDS                                                    5.28%
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
(AMBAC)(AMT)                                                                                  2,000,000              2,051,320
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)                               0                      0
                                                                                                            -------------------
                                                                                                                     2,051,320
                                                                                                            -------------------

WATER & SEWER REVENUE BONDS                                                     2.62%
California State Department of Water Resources Water Systems
Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                                        0                      0
Metropolitan Water District Southern California Waterworks Revenue
Authority Series B-1 5.00% 10/1/36 (FGIC)                                                     1,000,000              1,018,670
                                                                                                            -------------------
                                                                                                                     1,018,670
                                                                                                            -------------------
TOTAL MUNICIPAL BONDS                                                                                               43,393,727

SHORT TERM INVESTMENTS                                                          0.62%
Federated California Municipal Trust                                                            394,990                394,990
                                                                                                            -------------------
TOTAL SHORT TERM INVESTMENTS                                                                                           394,990
                                                                                                            -------------------

                                                                                                            -------------------
TOTAL INVESTMENTS AT MARKET                                                    97.48%                             $ 43,788,717
                                                                                                            -------------------

TOTAL INVESTMENTS AT COST                                                                                         $ 42,642,179
                                                                                                            -------------------


                                                                                   DELAWARE TAX-FREE
                                                                                 CALIFORNIA INSURED FUND
                                                                               SHARES/PAR      MARKET VALUE
                                                                            ---------------------------------


TAX INCREMENT / SPECIAL ASSESSMENT BONDS
Commerce California Joint Powers Financing Authority (Redevelopment
Projects) Series A 5.00% 8/1/28 (RADIAN)                                       $        0         $        0
La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31                      1,000,000          1,023,260
Lake Elisnore Public Financing Authority 5.50% 9/1/30                                   0                  0
Poway Redevelopment Agency Certificates of Participation 5.75%
6/15/33 (MBIA)                                                                  1,400,000          1,547,112
Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                     1,590,000          1,655,301
Southern California Logistics Airport Authority (Southern California
Logistics Airport Project) 6.50% 12/1/31                                                0                  0
                                                                                              ---------------
                                                                                                   4,225,673
                                                                                              ---------------
TERRITORIAL REVENUE BONDS
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                   1,000,000          1,112,680
                                                                                              ---------------
                                                                                                   1,112,680
                                                                                              ---------------
WASTE DISPOSAL REVENUE BONDS
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
(AMBAC)(AMT)                                                                            0                  0
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)         2,000,000          2,060,340
                                                                                              ---------------
                                                                                                   2,060,340
                                                                                              ---------------

WATER & SEWER REVENUE BONDS
California State Department of Water Resources Water Systems
Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                  1,000,000          1,020,590
Metropolitan Water District Southern California Waterworks Revenue
Authority Series B-1 5.00% 10/1/36 (FGIC)                                               0                  0
                                                                                              ---------------
                                                                                                   1,020,590
                                                                                              ---------------
TOTAL MUNICIPAL BONDS                                                                             32,087,332

SHORT TERM INVESTMENTS
Federated California Municipal Trust                                               90,190             90,190
                                                                                              ---------------
TOTAL SHORT TERM INVESTMENTS                                                                          90,190
                                                                                              ---------------

                                                                                              ---------------
TOTAL INVESTMENTS AT MARKET                                                                     $ 32,177,522
                                                                                              ---------------

TOTAL INVESTMENTS AT COST                                                                       $ 30,574,347
                                                                                              ---------------


                                                                                     DELAWARE TAX-FREE
                                                                                  CALIFORNIA INSURED FUND
                                                                                              Pro Forma Combined
                                                                               SHARES/PAR        MARKET VALUE
                                                                             ---------------------------------


TAX INCREMENT / SPECIAL ASSESSMENT BONDS
Commerce California Joint Powers Financing Authority (Redevelopment
Projects) Series A 5.00% 8/1/28 (RADIAN)                                         $1,000,000        $1,006,040
La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31                        2,000,000         2,046,520
Lake Elisnore Public Financing Authority 5.50% 9/1/30                             1,000,000         1,008,890
Poway Redevelopment Agency Certificates of Participation 5.75%
6/15/33 (MBIA)                                                                    1,400,000         1,547,112
Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                       1,590,000         1,655,301
Southern California Logistics Airport Authority (Southern California
Logistics Airport Project) 6.50% 12/1/31                                          1,000,000         1,018,290
                                                                                                --------------
                                                                                                    8,282,153
                                                                                                --------------
TERRITORIAL REVENUE BONDS
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                     2,000,000         2,225,360
                                                                                                --------------
                                                                                                    2,225,360
                                                                                                --------------
WASTE DISPOSAL REVENUE BONDS
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
(AMBAC)(AMT)                                                                      2,000,000         2,051,320
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)           2,000,000         2,060,340
                                                                                                --------------
                                                                                                    4,111,660
                                                                                                --------------

WATER & SEWER REVENUE BONDS
California State Department of Water Resources Water Systems
Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                    1,000,000         1,020,590
Metropolitan Water District Southern California Waterworks Revenue
Authority Series B-1 5.00% 10/1/36 (FGIC)                                         1,000,000         1,018,670
                                                                                                --------------
                                                                                                    2,039,260
                                                                                                --------------
TOTAL MUNICIPAL BONDS                                                                              75,481,059

SHORT TERM INVESTMENTS
Federated California Municipal Trust                                                485,180           485,180
                                                                                                --------------
TOTAL SHORT TERM INVESTMENTS                                                                          485,180
                                                                                                --------------

                                                                                                --------------
TOTAL INVESTMENTS AT MARKET                                                                      $ 75,966,239
                                                                                                --------------

TOTAL INVESTMENTS AT COST                                                                        $ 73,216,526
                                                                                                --------------

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDS IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

(A) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.


          SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free California Fund
Pro Forma Combined
Statement of Assets and Liabilities
As of [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                                                       DELAWARE
                                                                                                                       TAX-FREE
                                                                            DELAWARE                                  CALIFORNIA
                                                        DELAWARE            TAX-FREE                                    FUND
                                                        TAX-FREE           CALIFORNIA            PRO FORMA            PRO FORMA
                                                    CALIFORNIA FUND       INSURED FUND          ADJUSTMENTS            COMBINED
                                                    ---------------       ------------          -----------          ------------
ASSETS
Investments, at market value                          $ 43,788,717        $ 32,177,522         $       --            $ 75,966,239
Cash                                                        23,108              20,669                 --                  43,777
Receivable for fund shares sold                            128,142                --                   --                 128,142
Receivable for securities sold                             512,039             512,039                 --               1,024,078
Interest receivable                                        574,035             370,285                 --                 944,320
                                                      ------------        ------------         ------------          ------------
         Total Assets                                   45,026,041          33,080,515                 --              78,106,556
                                                      ------------        ------------         ------------          ------------

LIABILITIES

Payable for fund shares repurchased                         14,368                --                   --                  14,368
Distributions payable                                       47,400              31,778                 --                  79,178
Accrued expenses and other liabilities                      42,679              39,668                 --                  82,347
                                                      ------------        ------------         ------------          ------------
         Total Liabilities                                 104,447              71,446                 --                 175,893
                                                      ------------        ------------         ------------          ------------
Net Assets                                            $ 44,921,594        $ 33,009,069         $       --            $ 77,930,663
                                                      ============        ============         ============          ============

ANALYSIS OF NET ASSETS

Accumulated paid in capital                           $ 44,623,907        $ 31,333,825         $       --            $ 75,957,732
Undistributed net investment income                          1,300                --                   --                   1,300
Accumulated net realized gain (loss) on investments       (850,151)             72,069                 --                (778,082)
Unrealized appreciation of investments                   1,146,538           1,603,175                 --               2,749,713
                                                      ------------        ------------         ------------          ------------
Net Assets                                            $ 44,921,594        $ 33,009,069         $       --            $ 77,930,663
                                                      ============        ============         ============          ============


OUTSTANDING SHARES                                       4,037,071           2,999,315              (31,203)            7,005,183

RETAIL CLASS A SHARES                                    2,231,830           2,248,556              (20,984)            4,459,402
RETAIL CLASS B SHARES                                    1,302,406             626,275               (8,487)            1,920,194
RETAIL CLASS C SHARES                                      502,835             124,484               (1,732)              625,587

NET ASSET VALUE PER SHARE:

RETAIL CLASS A SHARES                                 $      11.11        $      11.01                               $      11.11
RETAIL CLASS B SHARES                                 $      11.16        $      11.01                               $      11.16
RETAIL CLASS C SHARES                                 $      11.13        $      10.98                               $      11.13

               SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free California Fund
Pro Forma Combined
Statement of Operations
For the Twelve Months Ended [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2004
(UNAUDITED)


                                                                                                                       DELAWARE
                                                                                                                       TAX-FREE
                                                                                                                      CALIFORNIA
                                                                                      DELAWARE                           FUND
                                                                  DELAWARE            TAX-FREE                        -----------
                                                                  TAX-FREE           CALIFORNIA      PRO FORMA         PRO FORMA
                                                              CALIFORNIA FUND       INSURED FUND    ADJUSTMENTS        COMBINED
                                                              ---------------       ------------    -----------      ------------
ASSETS
INVESTMENT INCOME
       Interest income                                            $ 2,390,211        $ 1,994,904    $     --         $ 4,385,115
                                                                  -----------        -----------    ----------       -----------
       Total Investment Income                                      2,390,211          1,994,904          --           4,385,115
                                                                  -----------        -----------    ----------       -----------
EXPENSES
       Management fees                                                251,894            195,234        19,316 (A)       466,444
       Distribution expenses - Class A                                 60,003             72,176                         132,179
       Distribution expenses - Class B                                154,009             75,423                         229,432
       Distribution expenses - Class C                                 64,643             27,298                          91,941
       Dividend disbursing and transfer agent fees and expenses        22,982             18,516                          41,498
       Accounting and administration expenses                          17,119             14,630          (884)(B)        30,865
       Reports and statements to shareholders                           3,100              1,855                           4,955
       Registration fees                                                2,900              2,340        (2,340)(B)         2,900
       Legal and professional fees                                     18,565             13,842        (7,501)(B)        24,906
       Trustees' fees                                                   2,658              2,399        (1,894)(C)         3,163
       Custodian fees                                                   4,205              3,930        (1,710)(D)         6,425
       Other                                                            1,799              5,376         3,400 (D),(E)    10,575
                                                                  -----------        -----------    ----------       -----------
                                                                      603,877            433,019         8,387         1,045,283
       Less expenses absorbed or waived                              (209,994)              --         196,756 (F)       (13,238)
       Less expenses paid indirectly                                     (520)              (359)          695 (E)          (184)
                                                                  -----------        -----------    ----------       -----------
       Total expense                                                  393,363            432,660       205,838         1,031,861
                                                                  -----------        -----------    ----------       -----------

NET INVESTMENT INCOME                                               1,996,848          1,562,244      (205,838)        3,353,254
                                                                  -----------        -----------    ----------       -----------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
       Net realized gain on investments                               457,665            187,797          --             645,462
       Change in unrealized appreciation/(depreciation)
            of investments                                            985,791            889,503          --           1,875,294
                                                                  -----------        -----------    ----------       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     1,443,456          1,077,300          --           2,520,756

                                                                  -----------        -----------    ----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 3,440,304        $ 2,639,544    $ (205,838)      $ 5,874,010
                                                                  ===========        ===========    ==========       ===========

(A) Increase to reflect higher management fee for the surviving fund.
(B) Decrease to reflect appropriate expense levels by merging the funds.
(C) Based on trustees' compensation plan for the surviving fund.
(D) Increase to reflect appropriate expense levels by merging the funds.
(E) Effective January 1, 2004 expenses of the Fund are no longer paid through commission arrangements with brokers.
(F) The current expense limitation expires October 31, 2004. Effective November 1, 2004 each Fund's expense limitation (excluding distribution expenses) will become 0.68%.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free California Fund
Pro Forma Combined
Annual Fund Operating Expenses
As of [AUGUST 31, 2004]
(Unaudited)

Delaware Tax-Free California Fund
Pro Forma Notes to Financial Statements
As of [AUGUST 31, 2004]

Delaware Tax-Free California Fund
Pro Forma Notes to Financial Statements
August 31, 2004 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. These financial statements and related notes pertain to the Delaware Tax-Free California Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current income exempt for federal income tax and the California state personal income tax, as is consistent with preservation of capital.

1.  BASIS OF PRO FORMA PRESENTATION
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Tax-Free California Insured Fund by the Delaware Tax-Free California Fund, as if such acquisition had taken place as of September 1, 2003.

Under the terms of the Plan of Reorganization, the combination of the Delaware Tax-Free California Insured Fund and the Delaware Tax-Free California Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Tax-Free California Insured Fund in exchange for shares of the Delaware Tax-Free California Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Tax-Free California Fund and the Delaware Tax-Free California Insured Fund have been combined as of and for the twelve months ended August 31, 2004.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Tax-Free California Fund and Delaware Tax-Free California Insured Fund included in their annual report dated August 31, 2004.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Tax-Free California Insured Fund by the Delaware Tax-Free California Fund had taken place as of September 1, 2003.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the twelve months ended August 31, 2004 were approximately $184. The expenses paid under the above arrangement is included in the "custodian fees" expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

3. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55 % on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.68% of average daily net assets of the Fund through March 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.  LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of August 31, 2004, or at any time during the period.

5.       CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by California municipalities. The value of these investments may be adversely affected by new legislation within California, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

      (Unaudited) Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free Florida Fund into Delaware Tax-Free Florida Insured Fund


Delaware Tax-Free Florida Insured Fund
Pro Forma Portfolio of Investments
As of [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE FLORIDA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(Unaudited)

                                                                                                    Delaware Tax-Free
                                                                              % of Net            Florida Insured Fund
                                                                               Assets         Shares/Par       Market Value
                                                                             -------------  --------------------------------

MUNICIPAL BONDS                                                                 98.50%
AIRPORT REVENUE BONDS                                                            3.79%
Capital Trust Agency Florida Revenue (Orlando/Cargo Project) 6.75%
1/1/32 (AMT)                                                                               $        0          $         0
Miami-Dade County Florida Aviation Revenue Series A 5.00% 10/1/33
(FSA)(AMT)                                                                                          0                    0
Lee County Florida Airport Revenue Series B
 5.75% 10/1/33 (FSA)                                                                        3,000,000            3,273,060
                                                                                                             --------------
                                                                                                                 3,273,060
                                                                                                             --------------

CONTINUING CARE / RETIREMENT REVENUE BONDS                                       0.25%
Volusia County Health Facilities Authority (John Knox Village) Series A
6.00% 6/1/17 (RADIAN)                                                                               0                    0
                                                                                                             --------------
                                                                                                                         0
                                                                                                             --------------
CORPORATE BACKED REVENUE BONDS                                                   0.14%
Jacksonville Sewer & Solid Waste Disposal Facilities Authority
(Anheuser Busch Project) 5.875% 2/1/36 (AMT)                                                        0                    -
                                                                                                             --------------
                                                                                                                         0
                                                                                                             --------------

DEDICATED TAX & FEES REVENUE BONDS                                              12.45%
Dade County Special Obligation Series B 5.00% 10/1/35 (AMBAC)                                       0                    0
Florida State Department of Transportation 5.00% 7/1/31 (FGIC)                              1,875,000            1,913,119
Jacksonville Florida Excise Taxes Revenue Series B 5.00% 10/1/26
(AMBAC)                                                                                     1,000,000            1,025,690
+Palm Beach County Florida Criminal Justice Facilities Revenue
Inverse Floater 9.97% 6/1/12 (FGIC)                                                         7,500,000            9,977,475
                                                                                                             --------------
                                                                                                                12,916,284
                                                                                                             --------------

HIGHER EDUCATION REVENUE BONDS                                                   2.95%
Broward County, Florida Educational Facilities Authority Revenue (Nova
 Southeastern University) 5.25% 4/1/27 (RADIAN)                                             1,000,000            1,023,240
Dade County Florida Educational Facilities Authority (University of
Miami) Series A
 5.75% 4/1/29 (AMBAC)                                                                       2,000,000            2,206,860
                                                                                                             --------------
                                                                                                                 3,230,100
                                                                                                             --------------



                                                                                 Delaware Tax-Free Florida Fund
                                                                              Shares/Par             Market Value
                                                                              -----------------------------------

MUNICIPAL BONDS
AIRPORT REVENUE BONDS
Capital Trust Agency Florida Revenue (Orlando/Cargo Project) 6.75%
1/1/32 (AMT)                                                                    $395,000                $371,817
Miami-Dade County Florida Aviation Revenue Series A 5.00% 10/1/33
(FSA)(AMT)                                                                       500,000                 501,460
Lee County Florida Airport Revenue Series B
 5.75% 10/1/33 (FSA)                                                                   0                       0
                                                                                                -----------------
                                                                                                         873,277
                                                                                                -----------------

CONTINUING CARE / RETIREMENT REVENUE BONDS
Volusia County Health Facilities Authority (John Knox Village) Series A
6.00% 6/1/17 (RADIAN)                                                            250,000                 268,388
                                                                                                -----------------
                                                                                                         268,388
                                                                                                -----------------
CORPORATE BACKED REVENUE BONDS
Jacksonville Sewer & Solid Waste Disposal Facilities Authority
(Anheuser Busch Project) 5.875% 2/1/36 (AMT)                                     150,000                 154,979
                                                                                                -----------------
                                                                                                         154,979
                                                                                                -----------------

DEDICATED TAX & FEES REVENUE BONDS
Dade County Special Obligation Series B 5.00% 10/1/35 (AMBAC)                    700,000                 707,070
Florida State Department of Transportation 5.00% 7/1/31 (FGIC)                         0                       0
Jacksonville Florida Excise Taxes Revenue Series B 5.00% 10/1/26
(AMBAC)                                                                                0                       0
+Palm Beach County Florida Criminal Justice Facilities Revenue
Inverse Floater 9.97% 6/1/12 (FGIC)                                                    0                       0
                                                                                                -----------------
                                                                                                         707,070
                                                                                                -----------------

HIGHER EDUCATION REVENUE BONDS
Broward County, Florida Educational Facilities Authority Revenue (Nova
 Southeastern University) 5.25% 4/1/27 (RADIAN)                                        0                       0
Dade County Florida Educational Facilities Authority (University of
Miami) Series A
 5.75% 4/1/29 (AMBAC)                                                                  0                       0
                                                                                                -----------------
                                                                                                               0
                                                                                                -----------------


                                                                                 DELAWARE TAX-FREE FLORIDA INSURED FUND
                                                                                           Pro Forma Combined
                                                                                   SHARES/PAR            MARKET VALUE
                                                                                 --------------------------------------

MUNICIPAL BONDS
AIRPORT REVENUE BONDS
Capital Trust Agency Florida Revenue (Orlando/Cargo Project) 6.75%
1/1/32 (AMT)                                                                         $395,000               $371,817
Miami-Dade County Florida Aviation Revenue Series A 5.00% 10/1/33
(FSA)(AMT)                                                                            500,000                501,460
Lee County Florida Airport Revenue Series B
 5.75% 10/1/33 (FSA)                                                                3,000,000              3,273,060
                                                                                                     ----------------
                                                                                                           4,146,337
                                                                                                     ----------------

CONTINUING CARE / RETIREMENT REVENUE BONDS
Volusia County Health Facilities Authority (John Knox Village) Series A
6.00% 6/1/17 (RADIAN)                                                                 250,000                268,388
                                                                                                     ----------------
                                                                                                             268,388
                                                                                                     ----------------
CORPORATE BACKED REVENUE BONDS
Jacksonville Sewer & Solid Waste Disposal Facilities Authority
(Anheuser Busch Project) 5.875% 2/1/36 (AMT)                                          150,000                154,979
                                                                                                     ----------------
                                                                                                             154,979
                                                                                                     ----------------

DEDICATED TAX & FEES REVENUE BONDS
Dade County Special Obligation Series B 5.00% 10/1/35 (AMBAC)                         700,000                707,070
Florida State Department of Transportation 5.00% 7/1/31 (FGIC)                      1,875,000              1,913,119
Jacksonville Florida Excise Taxes Revenue Series B 5.00% 10/1/26
(AMBAC)                                                                             1,000,000              1,025,690
+Palm Beach County Florida Criminal Justice Facilities Revenue
Inverse Floater 9.97% 6/1/12 (FGIC)                                                 7,500,000              9,977,475
                                                                                                     ----------------
                                                                                                          13,623,354
                                                                                                     ----------------

HIGHER EDUCATION REVENUE BONDS
Broward County, Florida Educational Facilities Authority Revenue (Nova
 Southeastern University) 5.25% 4/1/27 (RADIAN)                                     1,000,000              1,023,240
Dade County Florida Educational Facilities Authority (University of
Miami) Series A
 5.75% 4/1/29 (AMBAC)                                                               2,000,000              2,206,860
                                                                                                     ----------------
                                                                                                           3,230,100
                                                                                                     ----------------


DELAWARE TAX-FREE FLORIDA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                                                    Delaware Tax-Free
                                                                              % of Net            Florida Insured Fund
                                                                               Assets         Shares/Par       Market Value
                                                                             -------------  --------------------------------



HOSPITAL REVENUE BONDS                                                          18.47%
Escambia County Health Facilities Authority (Florida Health Care
Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                             $4,500,000           $4,659,210
Highlands County Health Facilities Authority (Adventist Health
System/Sunbelt) Series A 6.00% 11/15/31                                                     1,000,000            1,067,740
Hillsborough County Florida Industrial Development (Tampa General
Hospital Project) Series B 5.25% 10/1/34                                                            0                    0
Indian River County Hospital District (Indian River Memorial Hospital)
6.10% 10/1/18 (FSA)                                                                         3,000,000            3,288,990
North Miami Health Facilities Authority (Catholic Health Services) LOC
Suntrust Bank-Miami 6.00% 8/15/16                                                                   0                    0
Orange County, Florida Health Facilities Authority Revenue (Adventist
Health System) 5.625% 11/15/32                                                              1,000,000            1,036,050
Orange County, Florida Health Facilities Authority Revenue (Orlando
Regional Healthcare) 5.75% 12/1/32                                                                  0                    0
Palm Beach County Health Facilities Authority Revenue Refunding
Hospital (Boca Raton Community Hospital) 5.625% 12/1/31                                     2,000,000            2,055,580
South Broward Hospital District Revenue (Memorial Healthcare System)
 5.625% 5/1/32                                                                              2,500,000            2,629,275
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (MBIA)                                                       2,500,000            2,525,675
                                                                                                             --------------
                                                                                                                17,262,520
                                                                                                             --------------

MISCELLANEOUS REVENUE BONDS                                                      1.06%
Florida State Board of Education (Lottery Revenue) Series A 6.00%
7/1/14 (FGIC)                                                                                       0                    0

                                                                                                             --------------
                                                                                                                         0
                                                                                                             --------------

MULTI FAMILY HOUSING REVENUE BONDS                                              26.76%
Dade County Housing Finance Authority (Lincoln Fields Apartments
Section 8)
 6.25% 7/1/24 (MBIA)                                                                                0                    0
Duval Housing Finance Authority (St. Augustine Apartments) 6.00% 3/1/21                             0                    0
Florida Housing Finance Agency (The Vineyards Project) Series H
6.40% 11/1/15                                                                                       0                    0
Florida Housing Finance Agency  (Spinnaker Cove Apartments) Series
G LOC First Union National Bank of North Carolina 6.50% 7/1/36
(AMBAC)(AMT)                                                                                  500,000              519,435
Florida Housing Finance Agency (Crossings Indian Run Apartments
HUD) Series V LOC First Union National Bank of North Carolina 6.10%
12/1/26 (AMBAC)(AMT)                                                                          750,000              777,945
Florida Housing Finance Agency (Landings at Sea Forest Apartments)
Series T LOC First Union National Bank of North Carolina
   5.85% 12/1/18 (AMBAC)(FHA)(AMT)                                                            420,000              438,715
   6.05% 12/1/36 (AMBAC)(FHA)(AMT)                                                            700,000              722,337
Florida Housing Finance Agency (Leigh Meadows Apartments Section 8)
Series N 6.30% 9/1/36 (AMBAC)(AMT)                                                          2,000,000            2,075,480
Florida Housing Finance Agency (Leigh Meadows Apartments Section 8)
Series N LOC First Union National Bank of North Carolina 6.20% 9/1/26
(AMBAC)(AMT)                                                                                2,765,000            2,870,706
Florida Housing Finance Agency (Mariner Club Apartments) Series K-1
   6.25% 9/1/26 (AMBAC)(AMT)                                                                2,000,000            2,078,020
   6.375% 9/1/36 (AMBAC)(AMT)                                                               3,500,000            3,636,080
Florida Housing Finance Agency (Riverfront Apartments Section 8)
Series A 6.25% 4/1/37 (AMBAC)(AMT)                                                          1,000,000            1,044,390
Florida Housing Finance Agency (Sterling Palms Apartments) Series D-1
 LOC First Union National Bank of North Carolina
   6.30% 12/1/16 (AMBAC)(AMT)                                                               1,000,000            1,044,320
   6.40% 12/1/26 (AMBAC)(AMT)                                                               1,500,000            1,557,600
   6.50% 6/1/36 (AMBAC)(AMT)                                                                6,540,000            6,788,978
Florida Housing Finance Agency (Woodbridge Apartments Project)
Series L 6.25% 6/1/36 (AMBAC)(AMT)                                                          2,000,000            2,077,180
Florida Housing Finance Agency (Woodbridge Apartments) Series L LOC
 First Union National Bank of North Carolina 6.15% 12/1/26
(AMBAC)(AMT)                                                                                1,750,000            1,817,970
Volusia County Housing Finance Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (FSA)(AMT)                                                                    0                    0

                                                                                                             --------------
                                                                                                                27,449,156
                                                                                                             --------------


                                                                                    Delaware Tax-Free Florida Fund
                                                                                 Shares/Par             Market Value
                                                                                 -----------------------------------



HOSPITAL REVENUE BONDS
Escambia County Health Facilities Authority (Florida Health Care
Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                      425,000                 440,037
Highlands County Health Facilities Authority (Adventist Health
System/Sunbelt) Series A 6.00% 11/15/31                                             500,000                 533,869
Hillsborough County Florida Industrial Development (Tampa General
Hospital Project) Series B 5.25% 10/1/34                                            150,000                 148,715
Indian River County Hospital District (Indian River Memorial Hospital)
6.10% 10/1/18 (FSA)                                                                       0                       0
North Miami Health Facilities Authority (Catholic Health Services) LOC
Suntrust Bank-Miami 6.00% 8/15/16                                                   500,000                 525,790
Orange County, Florida Health Facilities Authority Revenue (Adventist
Health System) 5.625% 11/15/32                                                            0                       0
Orange County, Florida Health Facilities Authority Revenue (Orlando
Regional Healthcare) 5.75% 12/1/32                                                  250,000                 259,700
Palm Beach County Health Facilities Authority Revenue Refunding
Hospital (Boca Raton Community Hospital) 5.625% 12/1/31                             500,000                 513,895
South Broward Hospital District Revenue (Memorial Healthcare System)
 5.625% 5/1/32                                                                      500,000                 525,855
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (MBIA)                                                     0                       0
                                                                                                   -----------------
                                                                                                          2,947,861
                                                                                                   -----------------

MISCELLANEOUS REVENUE BONDS
Florida State Board of Education (Lottery Revenue) Series A 6.00%
7/1/14 (FGIC)                                                                     1,000,000               1,161,680
                                                                                                   -----------------
                                                                                                          1,161,680
                                                                                                   -----------------

MULTI FAMILY HOUSING REVENUE BONDS
Dade County Housing Finance Authority (Lincoln Fields Apartments
Section 8)
 6.25% 7/1/24 (MBIA)                                                                490,000                 490,568
Duval Housing Finance Authority (St. Augustine Apartments) 6.00% 3/1/21             300,000                 310,650
Florida Housing Finance Agency (The Vineyards Project) Series H
6.40% 11/1/15                                                                       500,000                 514,550
Florida Housing Finance Agency  (Spinnaker Cove Apartments) Series
G LOC First Union National Bank of North Carolina 6.50% 7/1/36
(AMBAC)(AMT)                                                                              0                       0
Florida Housing Finance Agency (Crossings Indian Run Apartments
HUD) Series V LOC First Union National Bank of North Carolina 6.10%
12/1/26 (AMBAC)(AMT)                                                                      0                       0
Florida Housing Finance Agency (Landings at Sea Forest Apartments)
Series T LOC First Union National Bank of North Carolina
   5.85% 12/1/18 (AMBAC)(FHA)(AMT)                                                        0                       0
   6.05% 12/1/36 (AMBAC)(FHA)(AMT)                                                        0                       0
Florida Housing Finance Agency (Leigh Meadows Apartments Section 8)
Series N 6.30% 9/1/36 (AMBAC)(AMT)                                                        0                       0
Florida Housing Finance Agency (Leigh Meadows Apartments Section 8)
Series N LOC First Union National Bank of North Carolina 6.20% 9/1/26
(AMBAC)(AMT)                                                                              0                       0
Florida Housing Finance Agency (Mariner Club Apartments) Series K-1
   6.25% 9/1/26 (AMBAC)(AMT)                                                              0                       0
   6.375% 9/1/36 (AMBAC)(AMT)                                                             0                       0
Florida Housing Finance Agency (Riverfront Apartments Section 8)
Series A 6.25% 4/1/37 (AMBAC)(AMT)                                                        0                       0
Florida Housing Finance Agency (Sterling Palms Apartments) Series D-1
 LOC First Union National Bank of North Carolina
   6.30% 12/1/16 (AMBAC)(AMT)                                                             0                       0
   6.40% 12/1/26 (AMBAC)(AMT)                                                             0                       0
   6.50% 6/1/36 (AMBAC)(AMT)                                                              0                       0
Florida Housing Finance Agency (Woodbridge Apartments Project)
Series L 6.25% 6/1/36 (AMBAC)(AMT)                                                        0                       0
Florida Housing Finance Agency (Woodbridge Apartments) Series L LOC
 First Union National Bank of North Carolina 6.15% 12/1/26
(AMBAC)(AMT)                                                                              0                       0
Volusia County Housing Finance Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (FSA)(AMT)                                                    500,000                 513,895
                                                                                                   -----------------
                                                                                                          1,829,663
                                                                                                   -----------------

                                                                                DELAWARE TAX-FREE FLORIDA INSURED FUND
                                                                                          Pro Forma Combined
                                                                                  SHARES/PAR            MARKET VALUE
                                                                                --------------------------------------



HOSPITAL REVENUE BONDS
Escambia County Health Facilities Authority (Florida Health Care
Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                     4,925,000              5,099,247
Highlands County Health Facilities Authority (Adventist Health
System/Sunbelt) Series A 6.00% 11/15/31                                            1,500,000              1,601,609
Hillsborough County Florida Industrial Development (Tampa General
Hospital Project) Series B 5.25% 10/1/34                                             150,000                148,715
Indian River County Hospital District (Indian River Memorial Hospital)
6.10% 10/1/18 (FSA)                                                                3,000,000              3,288,990
North Miami Health Facilities Authority (Catholic Health Services) LOC
Suntrust Bank-Miami 6.00% 8/15/16                                                    500,000                525,790
Orange County, Florida Health Facilities Authority Revenue (Adventist
Health System) 5.625% 11/15/32                                                     1,000,000              1,036,050
Orange County, Florida Health Facilities Authority Revenue (Orlando
Regional Healthcare) 5.75% 12/1/32                                                   250,000                259,700
Palm Beach County Health Facilities Authority Revenue Refunding
Hospital (Boca Raton Community Hospital) 5.625% 12/1/31                            2,500,000              2,569,475
South Broward Hospital District Revenue (Memorial Healthcare System)
 5.625% 5/1/32                                                                     3,000,000              3,155,130
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (MBIA)                                              2,500,000              2,525,675
                                                                                                    ----------------
                                                                                                         20,210,381
                                                                                                    ----------------

MISCELLANEOUS REVENUE BONDS
Florida State Board of Education (Lottery Revenue) Series A 6.00%
7/1/14 (FGIC)                                                                      1,000,000              1,161,680

                                                                                                    ----------------
                                                                                                          1,161,680
                                                                                                    ----------------

MULTI FAMILY HOUSING REVENUE BONDS
Dade County Housing Finance Authority (Lincoln Fields Apartments
Section 8)
 6.25% 7/1/24 (MBIA)                                                                 490,000                490,568
Duval Housing Finance Authority (St. Augustine Apartments) 6.00% 3/1/21              300,000                310,650
Florida Housing Finance Agency (The Vineyards Project) Series H
6.40% 11/1/15                                                                        500,000                514,550
Florida Housing Finance Agency  (Spinnaker Cove Apartments) Series
G LOC First Union National Bank of North Carolina 6.50% 7/1/36
(AMBAC)(AMT)                                                                         500,000                519,435
Florida Housing Finance Agency (Crossings Indian Run Apartments
HUD) Series V LOC First Union National Bank of North Carolina 6.10%
12/1/26 (AMBAC)(AMT)                                                                 750,000                777,945
Florida Housing Finance Agency (Landings at Sea Forest Apartments)
Series T LOC First Union National Bank of North Carolina
   5.85% 12/1/18 (AMBAC)(FHA)(AMT)                                                   420,000                438,715
   6.05% 12/1/36 (AMBAC)(FHA)(AMT)                                                   700,000                722,337
Florida Housing Finance Agency (Leigh Meadows Apartments Section 8)
Series N 6.30% 9/1/36 (AMBAC)(AMT)                                                 2,000,000              2,075,480
Florida Housing Finance Agency (Leigh Meadows Apartments Section 8)
Series N LOC First Union National Bank of North Carolina 6.20% 9/1/26
(AMBAC)(AMT)                                                                       2,765,000              2,870,706
Florida Housing Finance Agency (Mariner Club Apartments) Series K-1
   6.25% 9/1/26 (AMBAC)(AMT)                                                       2,000,000              2,078,020
   6.375% 9/1/36 (AMBAC)(AMT)                                                      3,500,000              3,636,080
Florida Housing Finance Agency (Riverfront Apartments Section 8)
Series A 6.25% 4/1/37 (AMBAC)(AMT)                                                 1,000,000              1,044,390
Florida Housing Finance Agency (Sterling Palms Apartments) Series D-1
 LOC First Union National Bank of North Carolina
   6.30% 12/1/16 (AMBAC)(AMT)                                                      1,000,000              1,044,320
   6.40% 12/1/26 (AMBAC)(AMT)                                                      1,500,000              1,557,600
   6.50% 6/1/36 (AMBAC)(AMT)                                                       6,540,000              6,788,978
Florida Housing Finance Agency (Woodbridge Apartments Project)
Series L 6.25% 6/1/36 (AMBAC)(AMT)                                                 2,000,000              2,077,180
Florida Housing Finance Agency (Woodbridge Apartments) Series L LOC
 First Union National Bank of North Carolina 6.15% 12/1/26
(AMBAC)(AMT)                                                                       1,750,000              1,817,970
Volusia County Housing Finance Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (FSA)(AMT)                                                     500,000                513,895

                                                                                                    ----------------
                                                                                                         29,278,819
                                                                                                    ----------------

DELAWARE TAX-FREE FLORIDA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                                                    Delaware Tax-Free
                                                                              % of Net            Florida Insured Fund
                                                                               Assets         Shares/Par       Market Value
                                                                             -------------  --------------------------------

MUNICIPAL LEASE REVENUE BONDS                                                    3.85%
Osceola County Florida School Board Series A 5.25% 6/1/27 (AMBAC)                          $4,000,000           $4,213,560
                                                                                                             --------------
                                                                                                                 4,213,560
                                                                                                             --------------

PORTS & HARBORS REVENUE BONDS                                                    0.29%
Jacksonville Florida Port Authority Seaport Revenue 5.70% 11/1/30
(MBIA)(AMT)                                                                                         0                    0
                                                                                                             --------------
                                                                                                                         0
                                                                                                             --------------

PRE-REFUNDED BONDS*                                                              9.86%
Jacksonville Florida Port Authority Seaport Revenue 5.70% 11/1/30-10
(MBIA)(AMT)                                                                                         0                    0
Miramar Wastewater Improvement Assessment 6.75% 10/1/25-04 (FGIC)                           2,425,000            2,460,260
Northern Palm Beach County Improvement District Special Assessment
 (Abacoa Water Control) 7.20% 8/1/16                                                                0                    0
Pinellas County Educational Facilities Authority (Clearwater Christian
College) Private Placement 8.00% 2/1/11-06                                                          0                    0
Port St. Lucie Florida Utility Revenue 6.00% 9/1/24-04 (FGIC)                               5,000,000            5,000,000
Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                                                                         0                    0
   6.125% 10/1/18-09 (AMBAC)                                                                        0                    0
Volusia County, Florida Industrial Development Authority Mortgage
Revenue (Bishops Glen Retirement Health Facilities Project) 7.50%
11/1/16-06                                                                                          0                    0
                                                                                                             --------------
                                                                                                                 7,460,260
                                                                                                             --------------

PUBLIC POWER REVENUE BONDS                                                       2.82%
Jacksonville, Florida Electric Authority Revenue Electric System Series
3-C 5.50% 10/1/30                                                                                   0                    0
Florida State Municipal Power Agency Revenue (Stanton II Project)
5.00% 10/1/26 (AMBAC)                                                                       2,000,000            2,051,380
                                                                                                             --------------
                                                                                                                 2,051,380
                                                                                                             --------------

SINGLE FAMILY HOUSING REVENUE BONDS                                              0.49%
Florida Housing Finance Agency Homeowner Mortgage Series 1B
 6.00% 7/1/17                                                                                       0                    0
Orange County Florida Housing Finance Authority Homeowner Revenue
 Series B 5.25% 3/1/33 (AMT)                                                                        0                    0
                                                                                                             --------------
                                                                                                                         0
                                                                                                             --------------

TAX INCREMENT / SPECIAL ASSESSMENT BONDS                                         3.66%
Hollywood Florida Community Redevelopment Agency 5.625% 3/1/24                                900,000              940,743
Julinton Creek Plantation Community Development District Special
Assessment 5.00% 5/1/29 (MBIA)                                                                      0                    0
Lake Bernadette Community Development District Special Assesment
Series A 8.00% 5/1/17                                                                               0                    0
Midtown Miami FL Community Development 6.50% 5/1/37                                           750,000              771,915
Osceola County Celebration Community Development District
Assessment 6.10% 5/1/16 (MBIA)                                                                470,000              476,401
Osceola County Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (MBIA)                                                                695,000              704,466
Tampa Palms Community Development District (Richmond Place
Project) 7.50% 5/1/18                                                                               0                    0
                                                                                                             --------------
                                                                                                                 2,893,525
                                                                                                             --------------

TERRITORIAL GENERAL OBLIGATION BONDS                                             2.68%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                    2,500,000            2,930,175
                                                                                                             --------------
                                                                                                                 2,930,175
                                                                                                             --------------



                                                                                   Delaware Tax-Free Florida Fund
                                                                                Shares/Par             Market Value
                                                                                -----------------------------------

MUNICIPAL LEASE REVENUE BONDS
Osceola County Florida School Board Series A 5.25% 6/1/27 (AMBAC)                        0                       0
                                                                                                  -----------------
                                                                                                                 0
                                                                                                  -----------------

PORTS & HARBORS REVENUE BONDS
Jacksonville Florida Port Authority Seaport Revenue 5.70% 11/1/30
(MBIA)(AMT)                                                                        295,000                 313,892
                                                                                                  -----------------
                                                                                                           313,892
                                                                                                  -----------------

PRE-REFUNDED BONDS*
Jacksonville Florida Port Authority Seaport Revenue 5.70% 11/1/30-10
(MBIA)(AMT)                                                                        205,000                 232,827
Miramar Wastewater Improvement Assessment 6.75% 10/1/25-04 (FGIC)                        0                       0
Northern Palm Beach County Improvement District Special Assessment
 (Abacoa Water Control) 7.20% 8/1/16                                               300,000                 335,295
Pinellas County Educational Facilities Authority (Clearwater Christian
College) Private Placement 8.00% 2/1/11-06                                         205,000                 222,634
Port St. Lucie Florida Utility Revenue 6.00% 9/1/24-04 (FGIC)                            0                       0
Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                                                      1,000,000               1,164,209
   6.125% 10/1/18-09 (AMBAC)                                                     1,000,000               1,170,109
Volusia County, Florida Industrial Development Authority Mortgage
Revenue (Bishops Glen Retirement Health Facilities Project) 7.50%
11/1/16-06                                                                         180,000                 201,361
                                                                                                  -----------------
                                                                                                         3,326,435
                                                                                                  -----------------

PUBLIC POWER REVENUE BONDS
Jacksonville, Florida Electric Authority Revenue Electric System Series
3-C 5.50% 10/1/30                                                                1,000,000               1,028,990
Florida State Municipal Power Agency Revenue (Stanton II Project)
5.00% 10/1/26 (AMBAC)                                                                    0                       0
                                                                                                  -----------------
                                                                                                         1,028,990
                                                                                                  -----------------

SINGLE FAMILY HOUSING REVENUE BONDS
Florida Housing Finance Agency Homeowner Mortgage Series 1B
 6.00% 7/1/17                                                                       90,000                  93,729
Orange County Florida Housing Finance Authority Homeowner Revenue
 Series B 5.25% 3/1/33 (AMT)                                                       440,000                 445,588
                                                                                                  -----------------
                                                                                                           539,317
                                                                                                  -----------------

TAX INCREMENT / SPECIAL ASSESSMENT BONDS
Hollywood Florida Community Redevelopment Agency 5.625% 3/1/24                     300,000                 313,580
Julinton Creek Plantation Community Development District Special
Assessment 5.00% 5/1/29 (MBIA)                                                     200,000                 203,576
Lake Bernadette Community Development District Special Assesment
Series A 8.00% 5/1/17                                                              140,000                 143,391
Midtown Miami FL Community Development 6.50% 5/1/37                                250,000                 257,305
Osceola County Celebration Community Development District
Assessment 6.10% 5/1/16 (MBIA)                                                           0                       0
Osceola County Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (MBIA)                                                           0                       0
Tampa Palms Community Development District (Richmond Place
Project) 7.50% 5/1/18                                                              185,000                 194,010
                                                                                                  -----------------
                                                                                                         1,111,862
                                                                                                  -----------------

TERRITORIAL GENERAL OBLIGATION BONDS
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                 0                       0
                                                                                                  -----------------
                                                                                                                 0
                                                                                                  -----------------


                                                                               DELAWARE TAX-FREE FLORIDA INSURED FUND
                                                                                         Pro Forma Combined
                                                                                 SHARES/PAR            MARKET VALUE
                                                                               --------------------------------------

MUNICIPAL LEASE REVENUE BONDS
Osceola County Florida School Board Series A 5.25% 6/1/27 (AMBAC)                 4,000,000              4,213,560
                                                                                                   ----------------
                                                                                                         4,213,560
                                                                                                   ----------------

PORTS & HARBORS REVENUE BONDS
Jacksonville Florida Port Authority Seaport Revenue 5.70% 11/1/30
(MBIA)(AMT)                                                                         295,000                313,892
                                                                                                   ----------------
                                                                                                           313,892
                                                                                                   ----------------

PRE-REFUNDED BONDS*
Jacksonville Florida Port Authority Seaport Revenue 5.70% 11/1/30-10
(MBIA)(AMT)                                                                         205,000                232,827
Miramar Wastewater Improvement Assessment 6.75% 10/1/25-04 (FGIC)                 2,425,000              2,460,260
Northern Palm Beach County Improvement District Special Assessment
 (Abacoa Water Control) 7.20% 8/1/16                                                300,000                335,295
Pinellas County Educational Facilities Authority (Clearwater Christian
College) Private Placement 8.00% 2/1/11-06                                          205,000                222,634
Port St. Lucie Florida Utility Revenue 6.00% 9/1/24-04 (FGIC)                     5,000,000              5,000,000
Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                                                       1,000,000              1,164,209
   6.125% 10/1/18-09 (AMBAC)                                                      1,000,000              1,170,109
Volusia County, Florida Industrial Development Authority Mortgage
Revenue (Bishops Glen Retirement Health Facilities Project) 7.50%
11/1/16-06                                                                          180,000                201,361
                                                                                                   ----------------
                                                                                                        10,786,695
                                                                                                   ----------------

PUBLIC POWER REVENUE BONDS
Jacksonville, Florida Electric Authority Revenue Electric System Series
3-C 5.50% 10/1/30                                                                 1,000,000              1,028,990
Florida State Municipal Power Agency Revenue (Stanton II Project)
5.00% 10/1/26 (AMBAC)                                                             2,000,000              2,051,380
                                                                                                   ----------------
                                                                                                         3,080,370
                                                                                                   ----------------

SINGLE FAMILY HOUSING REVENUE BONDS
Florida Housing Finance Agency Homeowner Mortgage Series 1B
 6.00% 7/1/17                                                                        90,000                 93,729
Orange County Florida Housing Finance Authority Homeowner Revenue
 Series B 5.25% 3/1/33 (AMT)                                                        440,000                445,588
                                                                                                   ----------------
                                                                                                           539,317
                                                                                                   ----------------

TAX INCREMENT / SPECIAL ASSESSMENT BONDS
Hollywood Florida Community Redevelopment Agency 5.625% 3/1/24                    1,200,000              1,254,323
Julinton Creek Plantation Community Development District Special
Assessment 5.00% 5/1/29 (MBIA)                                                      200,000                203,576
Lake Bernadette Community Development District Special Assesment
Series A 8.00% 5/1/17                                                               140,000                143,391
Midtown Miami FL Community Development 6.50% 5/1/37                               1,000,000              1,029,220
Osceola County Celebration Community Development District
Assessment 6.10% 5/1/16 (MBIA)                                                      470,000                476,401
Osceola County Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (MBIA)                                                      695,000                704,466
Tampa Palms Community Development District (Richmond Place
Project) 7.50% 5/1/18                                                               185,000                194,010
                                                                                                   ----------------
                                                                                                         4,005,387
                                                                                                   ----------------

TERRITORIAL GENERAL OBLIGATION BONDS
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)          2,500,000              2,930,175
                                                                                                   ----------------
                                                                                                         2,930,175
                                                                                                   ----------------


DELAWARE TAX-FREE FLORIDA INSURED FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                                                    Delaware Tax-Free
                                                                              % of Net            Florida Insured Fund
                                                                               Assets         Shares/Par       Market Value
                                                                             -------------  --------------------------------

TERRITORIAL REVENUE BONDS                                                        7.11%
Puerto Rico Commonwealth Highway & Transportation Authority
Revenue Series B 6.00% 7/1/26                                                              $        0          $         0
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue Series D 5.25% 7/1/38                                                5,000,000            5,122,150
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue Series G 5.00% 7/1/42                                                        0                    0
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                                 750,000              834,510
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/25                                   930,000              991,659
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33                                0                    0
                                                                                                             --------------
                                                                                                                 6,948,319
                                                                                                             --------------

TURNPIKE / TOLL ROAD REVENUE BONDS                                               0.31%
Dunes, Florida Community Development District Revenue-Intracoastal
Waterway Bridge (ITT Industries Corp.) 5.50% 10/1/07                                                0                    0
Florida State Mid-Bay Bridge Authority Series D 6.125% 10/1/22                                      0                    0
                                                                                                             --------------
                                                                                                                         0
                                                                                                             --------------

WATER & SEWER REVENUE BONDS                                                      1.57%
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                           1,000,000            1,209,920
Village Center Community Development District Florida Utility Revenue
 5.00% 10/1/36 (MBIA)                                                                         500,000              508,700
                                                                                                             --------------
                                                                                                                 1,718,620
                                                                                                             --------------
TOTAL MUNICIPAL BONDS                                                                                           92,346,959
                                                                                                             --------------
TOTAL INVESTMENTS AT MARKET                                                     98.50%                        $ 92,346,959
                                                                                                             --------------

TOTAL INVESTMENTS AT COST                                                                                     $ 86,712,415
                                                                                                             --------------


                                                                                   Delaware Tax-Free Florida Fund
                                                                                Shares/Par             Market Value
                                                                                -----------------------------------

TERRITORIAL REVENUE BONDS
Puerto Rico Commonwealth Highway & Transportation Authority
Revenue Series B 6.00% 7/1/26                                                    $ 150,000              $  157,260
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue Series D 5.25% 7/1/38                                             0                       0
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue Series G 5.00% 7/1/42                                       300,000                 300,618
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                            0                       0
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/25                              0                       0
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33               360,000                 372,557
                                                                                                  -----------------
                                                                                                           830,435
                                                                                                  -----------------

TURNPIKE / TOLL ROAD REVENUE BONDS
Dunes, Florida Community Development District Revenue-Intracoastal
Waterway Bridge (ITT Industries Corp.) 5.50% 10/1/07                               175,000                 177,307
Florida State Mid-Bay Bridge Authority Series D 6.125% 10/1/22                     160,000                 162,192
                                                                                                  -----------------
                                                                                                           339,499
                                                                                                  -----------------

WATER & SEWER REVENUE BONDS
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                        0                       0
Village Center Community Development District Florida Utility Revenue
 5.00% 10/1/36 (MBIA)                                                                    0                       0
                                                                                                  -----------------
                                                                                                                 0
                                                                                                  -----------------
TOTAL MUNICIPAL BONDS                                                                                   15,433,348
                                                                                                  -----------------
TOTAL INVESTMENTS AT MARKET                                                                           $ 15,433,348
                                                                                                  -----------------

TOTAL INVESTMENTS AT COST                                                                             $ 14,492,870
                                                                                                  -----------------

                                                                              DELAWARE TAX-FREE FLORIDA INSURED FUND
                                                                                        Pro Forma Combined
                                                                                SHARES/PAR            MARKET VALUE
                                                                              --------------------------------------

TERRITORIAL REVENUE BONDS
Puerto Rico Commonwealth Highway & Transportation Authority
Revenue Series B 6.00% 7/1/26                                                   $  150,000          $     157,260
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue Series D 5.25% 7/1/38                                     5,000,000              5,122,150
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue Series G 5.00% 7/1/42                                       300,000                300,618
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                      750,000                834,510
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/25                        930,000                991,659
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33               360,000                372,557
                                                                                                  ----------------
                                                                                                        7,778,754
                                                                                                  ----------------

TURNPIKE / TOLL ROAD REVENUE BONDS
Dunes, Florida Community Development District Revenue-Intracoastal
Waterway Bridge (ITT Industries Corp.) 5.50% 10/1/07                               175,000                177,307
Florida State Mid-Bay Bridge Authority Series D 6.125% 10/1/22                     160,000                162,192
                                                                                                  ----------------
                                                                                                          339,499
                                                                                                  ----------------

WATER & SEWER REVENUE BONDS
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                1,000,000              1,209,920
Village Center Community Development District Florida Utility Revenue
 5.00% 10/1/36 (MBIA)                                                              500,000                508,700
                                                                                                  ----------------
                                                                                                        1,718,620
                                                                                                  ----------------
TOTAL MUNICIPAL BONDS                                                                                 107,780,307
                                                                                                  ----------------
TOTAL INVESTMENTS AT MARKET                                                                         $ 107,780,307
                                                                                                  ----------------

TOTAL INVESTMENTS AT COST                                                                           $ 101,205,285
                                                                                                  ----------------



------------------

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDS IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assurance LOC - Letter of Credit MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
+ An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of August 31, 2004.

(A) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

          SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free Florida Insured Fund
Pro Forma Combined
Statement of Assets and Liabilities
As of [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE FLORIDA INSURED FUND
PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                                                        Delaware
                                                                                                        Tax-Free
                                                                                                        Florida
                                                     Delaware          Delaware                       Insured Fund
                                                 Tax-Free Florida      Tax-Free        Pro Forma        Pro Forma
                                                   Insured Fund      Florida Fund     Adjustments        Combined
                                                   -------------    -------------    -------------    -------------
ASSETS

Investments, at market value                       $  92,346,959    $  15,433,348    $        --      $ 107,780,307
Cash (Overdraft)                                         (31,590)         203,914             --            172,324
Receivable for fund shares sold                           48,713           52,800             --            101,513
Receivable for securities sold                              --             45,000             --             45,000
Interest receivable                                    1,690,455          249,336             --          1,939,791
                                                   -------------    -------------    -------------    -------------
         Total Assets                                 94,054,537       15,984,398             --        110,038,935
                                                   -------------    -------------    -------------    -------------

LIABILITIES

Payable for fund shares repurchased                      155,969          212,263             --            368,232
Distributions payable                                    108,341           16,941             --            125,282
Accrued expenses and other liabilities                   109,338           17,167             --            126,505
                                                   -------------    -------------    -------------    -------------
         Total Liabilities                               373,648          246,371             --            620,019
                                                   -------------    -------------    -------------    -------------
Net Assets                                         $  93,680,889    $  15,738,027    $        --      $ 109,418,916
                                                   =============    =============    =============    =============

ANALYSIS OF NET ASSETS

Accumulated paid in capital                        $  88,554,039    $  15,493,458    $        --      $ 104,047,497
Distributions in excess of net investment income            --               (181)            --               (181)
Accumulated net realized loss on investments            (507,694)        (695,728)            --         (1,203,422)
Unrealized appreciation of investments                 5,634,544          940,478             --          6,575,022
                                                   -------------    -------------    -------------    -------------
Net Assets                                         $  93,680,889    $  15,738,027    $        --      $ 109,418,916
                                                   =============    =============    =============    =============


OUTSTANDING SHARES                                     8,324,003        1,425,641          (27,172)       9,722,472

RETAIL CLASS A SHARES                                  7,783,120          890,529          (17,279)       8,656,370
RETAIL CLASS B SHARES                                    444,251          339,927           (6,280)         777,898
RETAIL CLASS C SHARES                                     96,632          195,185           (3,613)         288,204

NET ASSET VALUE PER SHARE:

RETAIL CLASS A SHARES                              $       11.25    $       11.03                     $       11.25
RETAIL CLASS B SHARES                              $       11.26    $       11.05                     $       11.26
RETAIL CLASS C SHARES                              $       11.26    $       11.05                     $       11.26


               SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free Florida Insured Fund
Pro Forma Combined
Statement of Operations
For the Twelve Months Ended [AUGUST 31, 2004]
(Unaudited)

DELAWARE TAX-FREE FLORIDA INSURED FUND
PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2004
(UNAUDITED)

                                                                                                                        Delaware
                                                                                                                    Tax-Free Florida
                                                                      Delaware                                        Insured Fund
                                                                      Tax-Free       Delaware                       ----------------
                                                                      Florida        Tax-Free         Pro Forma         Pro Forma
                                                                    Insured Fund   Florida Fund      Adjustments        Combined
                                                                    ------------   ------------   --------------       -----------


INVESTMENT INCOME
       Interest income                                              $ 5,596,815    $   903,319             --          $ 6,500,134
                                                                    -----------    -----------     ----------          -----------
       Total Investment Income                                        5,596,815        903,319             --            6,500,134
                                                                    -----------    -----------     ----------          -----------


EXPENSES
       Management fees                                                  497,310         93,511         (8,580)(A)          582,241
       Distribution expenses - Class A                                  232,883         25,349             --              258,232
       Distribution expenses - Class B                                   55,731         49,322             --              105,053
       Distribution expenses - Class C                                    9,589         19,525             --               29,114
       Dividend disbursing and transfer agent fees and expenses          77,679          9,538             --               87,217
       Accounting and administration expenses                            37,223          6,357         (1,214)(B)           42,366
       Reports and statements to shareholders                            10,964          3,324                              14,288
       Registration fees                                                 11,324          3,630         (3,630)(B)           11,324
       Legal and professional fees                                       35,794          6,500         (4,818)(B)           37,476
       Trustees' fees                                                     4,202          1,638         (1,013)(C)            4,827
       Custodian fees                                                     4,961          1,450         (1,132)(B)            5,279
       Other                                                              6,759          1,554          1,146 (D),(E)        9,459
                                                                    -----------    -----------     ----------          -----------
                                                                        984,419        221,698        (19,241)           1,186,876
       Less expenses absorbed or waived                                 (35,069)       (40,947)       (17,241)(F)          (93,257)
       Less expenses paid indirectly                                     (3,363)        (1,367)           955 (E)           (3,775)
                                                                    -----------    -----------     ----------          -----------
       Total expense                                                    945,987        179,384        (35,527)           1,089,844
                                                                    -----------    -----------     ----------          -----------

NET INVESTMENT INCOME/(LOSS)                                          4,650,828        723,935         35,527            5,410,290
                                                                    -----------    -----------     ----------          -----------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
       Net realized gain on investments                                 177,786         32,818            --               210,604
       Change in unrealized appreciation/(depreciation)
            of investments                                            1,004,732        127,476            --             1,132,208
                                                                    -----------    -----------      ----------         -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,182,518        160,294            --             1,342,812

                                                                    -----------    -----------      ----------         -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 5,833,346    $   884,229      $   35,527         $ 6,753,102
                                                                    ===========    ===========      ==========         ===========

(A)   Decrease to reflect lower management fee for the survivng fund.
(B)   Decrease to reflect appropriate expense levels by merging the funds.
(C)   Based on trustees' compensation plan for the surviving fund.
(D)   Increase to reflect appropriate expense levels by merging the funds.
(E) Effective January 1, 2004 expenses of the Fund are no longer paid through commission arrangements with brokers.
(F) The current expense limitation expires October 31, 2004. Effective November 1, 2004 each Fund's expense limitation (excluding distribution expenses) will become 0.66%.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

Delaware Tax-Free Florida Insured Fund
Pro Forma Combined
Annual Fund Operating Expenses
As of [AUGUST 31, 2004]
(Unaudited)

Delaware Tax-Free Florida Insured Fund
Pro Forma Notes to Financial Statements
As of [AUGUST 31, 2004]
(Unaudited)

Delaware Tax-Free Florida Insured Fund
Pro Forma Notes to Financial Statements
August 31, 2004 (Unaudited)

Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and related notes pertain to the Delaware Tax-Free Florida Insured Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current income exempt for federal income tax and the Florida state intangible tax, as is consistent with preservation of capital.

1.  BASIS OF PRO FORMA PRESENTATION
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Tax-Free Florida Fund by the Delaware Tax-Free Florida Insured Fund, as if such acquisition had taken place as of September 1, 2003.

Under the terms of the Plan of Reorganization, the combination of the Delaware Tax-Free Florida Fund and the Delaware Tax-Free Florida Insured Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Tax-Free Florida Fund in exchange for shares of the Delaware Tax-Free Florida Insured Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Tax-Free Florida Fund and the Delaware Tax-Free Florida Insured Fund have been combined as of and for the twelve months ended August 31, 2004.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund included in annual their report dated August 31, 2004.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Tax-Free Florida Fund by the Delaware Tax-Free Florida Insured Fund had taken place as of September 1, 2003.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the twelve months ended August 31, 2004 were approximately $3,775. The expenses paid under the above arrangement is included in the "custodian fees" expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

3. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses do not exceed 0.66% of average daily net assets of the Fund through March 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.  LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of August 31, 2004, or at any time during the period.

5.       CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by Florida municipalities. The value of these investments may be adversely affected by new legislation within Florida, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

                                     PART C

                                OTHER INFORMATION



Item 15. Indemnification. Article VII of the Declaration of Trust (December 17, 1998) is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's registration statement filed on Form N-1A [File No. 33-11235] on August 29, 1999 and Article VI of the By-Laws is filed herewith in Exhibit No. EX-99.2(a).

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed Post-Effective Amendment to Registrant's registration statement on Form N-1A [File No. 33-11235] indicated below, except Exhibits 2(a), 4(a), 5(b) and 9(b):

                  (1) Copies of the charter of the Registrant as now in effect;

                           (a) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                           (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                           (a)      Amended and Restated By-Laws (August 19,
                                    2004), are filed electronically herewith as Exhibit No. EX-99.2(a).

                  (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                           Not Applicable.

                  (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                           (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus contained in Part A of this Registration Statement.

                  (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                           (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                            (b) By-Laws. Article II of By-Laws is filed herewith in Exhibit No. EX-99.2(a).

                  (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                           (a) Executed Investment Management Agreement (November 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

                  (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                           (a)      Executed Distribution Agreement (April 19,
                                    2001) between Delaware Distributors, L.P.
                                    and the Registrant on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                           (b)      Form of Second Amended and Restated
                                    Financial Intermediary Distribution
                                    Agreement (August 21, 2003) between Delaware
                                    Distributors, L.P. and Lincoln Financial
                                    Distributors, Inc. on behalf of the
                                    Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                           (c)      Dealer's Agreement (January 2001)
                                    incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (d) Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (e) Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (f)      Bank/Trust Agreement (January 2001)
                                    incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                           Not Applicable.

                  (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                           (a) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (b) Form of Amendment No. 1 to Appendix D of the Amended and Restated Mutual Fund Custody and Services Agreement (September 2003) between Mellon Bank, N.A. and the Registrant is filed electronically herewith as Exhibit No. EX-99.9(b).

                  (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                           (a) Plans under Rule 12b-1 for Class A, Class B and C Shares (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                           (b)      Plan under Rule 18f-3 (May 2003)
                                    incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                  (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                            (a)     To be filed by amendment.

                  (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                           (a) To be filed by amendment.

                  (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                           (a) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                                    (i)     Executed Schedule B (May 15, 2003)
                                            to the Shareholder Services
                                            Agreement incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 34
                                            filed October 31, 2003.

                                    (ii)    Executed Amendment Letter (August
                                            23, 2002) to the Shareholder
                                            Services Agreement incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 34
                                            filed October 31, 2003.

                            (b) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                    (i)     Executed Amendment No. 27 (October
                                            1, 2003) to Schedule A of Delaware
                                            Family of Funds Fund Accounting
                                            Agreement incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 34
                                            filed October 31, 2003.

                                    (ii)    Executed Schedule B (May 16, 2002)
                                            to the Delaware Group of Funds Fund
                                            Accounting Agreement incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 33
                                            filed November 18, 2002.

                  (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

                            (a)     To be filed by amendment.

                  (15)     All financial statements omitted pursuant to Item
                           14(a)(1);

                           Not Applicable.

                  (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                            (a) Power of Attorney is incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                  (17) Any additional exhibits which the Registrant may wish to file.

                           (a) Code of Ethics for Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (b) Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P., incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                           (c) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

Item 17. Undertakings.

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 22nd day of October 2004.

                                   VOYAGEUR INSURED FUNDS

                                   By:       /s/ Jude T. Driscoll
                                             -------------------------
                                             Jude T. Driscoll
                                                   Chairman

         As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

       Signature                                Title                                       Date
       ---------                                -----                                       ----



/s/ Jude T. Driscoll               Chairman/President/Chief Executive Officer          October 22, 2004
----------------------             (Principal Executive Officer)
Jude T. Driscoll

Walter P. Babich           *       Trustee                                             October 22, 2004
----------------------
Walter P. Babich

John H. Durham             *       Trustee                                             October 22, 2004
----------------------
John H. Durham

Anthony D. Knerr           *       Trustee                                             October 22, 2004
----------------------
Anthony D. Knerr

Ann R. Leven               *       Trustee                                             October 22, 2004
----------------------
Ann R. Leven

Thomas F. Madison          *       Trustee                                             October 22, 2004
----------------------
Thomas F. Madison

Janet L. Yeomans           *       Trustee                                             October 22, 2004
----------------------
Janet L. Yeomans

Joseph H. Hastings         *       Executive Vice President/Chief                      October 22, 2004
----------------------             Financial Officer
Joseph H. Hastings                 (Principal Accounting Officer)




                             * By:   /s/ Jude T. Driscoll
                                    -----------------------------
                                         Jude T. Driscoll
                                      as Attorney-in-Fact for
                                   each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Exhibits
                                       to
                                    Form N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                Exhibit
-----------                -------

EX-99.2(a)                 Amended and Restated By-Laws (August 19, 2004)

EX-99.9(b)                 Form of Amendment No. 1 to Appendix D of the Amended
                           and Restated Mutual Fund Custody and Services
                           Agreement (September 2003) between Mellon Bank, N.A.
                           and the Registrant